                         Allmerica Financial Services
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                                                           June 30, 1999







                            [GRAPHIC APPEARS HERE]
                         Solutions That Transcend Time



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                              Semi-Annual Report
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                          Vari-Exceptional Life Plus


                                     1999



                   [LOGO OF ALLMERICA FINANCIAL APPEARS HERE]

General Information ....................................................... 2

A Letter from the Chairman ................................................ 3

Fund Performance Summary .................................................. 4

Product Performance Summary ............................................... 5
Variable Exceptional Life Plus ............................................ 6
Variable Insurance Product Information .................................... 7

Domestic & International Equity Market Overview............................ 8
Select Emerging Markets Fund ..............................................10
Select Aggressive Growth Fund .............................................11
Select Capital Appreciation Fund ..........................................12
Select Value Opportunity Fund .............................................13
Select International Equity Fund ..........................................14
Fidelity VIP Overseas Portfolio ...........................................15
T. Rowe Price International Stock Portfolio ...............................16
DGPF/1/ International Equity Series .......................................17
Fidelity VIP Growth Portfolio .............................................18
Select Growth Fund ........................................................19
Select Strategic Growth Fund ..............................................20
Growth Fund ...............................................................21
Equity Index Fund .........................................................22
Fidelity VIP II Index 500 Portfolio .......................................23
Select Growth and Income Fund .............................................24
Fidelity VIP Equity-Income Portfolio ......................................25
Fidelity VIP II Asset Manager Portfolio ...................................26

Bond & Money Market Overview ..............................................27
Fidelity VIP High Income Portfolio ........................................30
Select Income Fund ........................................................31
Investment Grade Income Fund ..............................................32
Government Bond Fund ......................................................33
Money Market Fund .........................................................34

Financials ...............................................................F-1

For further information, see the accompanying semi-annual reports.

See Client Notices on page F-63.

One or more Funds may not be available under the variable annuity or variable life insurance policy which you have chosen. Inclusion in this semi-annual report of a Fund which is not available under your policy is not to be considered a solicitation.

/1/DGPF refers to Delaware Group Premium Fund.

                                                             Table Of Contents 1

Officers of Allmerica Financial Life Insurance and Annuity Company (AFLIAC)

John F. O'Brien, Chairman of the Board
Richard M. Reilly, President and CEO
Edward J. Parry, III, Vice President, CFO and Treasurer
Abigail M. Armstrong, Secretary and Counsel

Investment Manager
Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

General Distributor
Allmerica Investments, Inc.
440 Lincoln Street, Worcester, MA 01653

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

Administrator and Custodian
Investors Bank & Trust Company
200 Clarendon Street, Boston, MA 02116

Legal Counsel
Ropes & Gray
One International Place, Boston, MA02110

Officers of Allmerica Investment Trust (AIT)
Richard M. Reilly, President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

Board of Trustees of AIT
John F. O'Brien, Chairman
P. Kevin Condron1
Cynthia A. Hargadon1
Gordon Holmes1
John P. Kavanaugh
Bruce E. Langton1
Attiat F. Ott1
Richard M. Reilly
Ranne P. Warner1

/1/ Independent Trustees


Investment Sub-Advisers
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA 01653
   Equity Index Fund
   Investment Grade Income Fund
   Government Bond Fund
   Money Market Fund

Bank of Ireland Asset Management (U.S.) Limited
U.S. Offices: 20 Horseneck Lane, Greenwich, CT 06830
Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
   Select International Equity Fund

Cambiar Investors, Inc.
8400 East Prentice Avenue, Suite 460, Englewood, CO 80111
   Select Strategic Growth Fund

Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue, White Plains, NY 10604
   Select Value Opportunity Fund

J.P. Morgan Investment Management Inc.
522 Fifth Avenue, New York, NY 10036
Select Growth and Income Fund

Miller Anderson & Sherrerd, LLP
One Tower Bridge, West Conshohocken, PA 19428
   Growth Fund

Nicholas-Applegate Capital Management, L.P.
600 West Broadway - Suite 2900, San Diego, CA 92101
   Select Aggressive Growth Fund

Putnam Investment Management, Inc.
One Post Office Square, Boston, MA 02109
   Select Growth Fund

Schroder Investment Management North America Inc.
787 Seventh Avenue, New York, NY 10019
   Select Emerging Markets Fund

Standish, Ayer & Wood, Inc.
One Financial Center, Boston, MA 02111
   Select Income Fund

T. Rowe Price Associates, Inc.
100 East Pratt Street, Baltimore, MD 21202
   Select Capital Appreciation Fund

Investment Advisers
Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
   Delaware Group Premium Fund, Inc. International Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
   Fidelity VIP II Asset Manager Portfolio
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP High Income Portfolio
   Fidelity VIP II Index 500 Portfolio
   Fidelity VIP Overseas Portfolio

Rowe Price-Fleming International, Inc.
100 East Pratt Street, Baltimore, MD 21202
   T. Rowe Price International Stock Portfolio

2  General Information

[PHOTO APPEARS HERE]

Dear Client:

The U.S. equity market continued its strong performance into the first half of 1999, rising over 12% as measured by the S&P 500 Index. The first quarter showed a continuation of the trends which had been in place for some time, with strength coming from large-cap growth stocks. Beginning in April, however, sentiment changed and large-cap value, small- and mid-cap stocks as well as emerging market stocks began to lead the market higher. The outlook for emerging markets appears to have been the catalyst for the significant shift in sentiment. In January, Brazil successfully devalued its currency without creating turmoil throughout the region. Meanwhile, other emerging markets showed signs of stability and even growth. Apparently investors felt that the worst of the emerging markets crisis was past and they could move away from the high-quality stocks they fled to last fall, in search of issues which represented better value. Investors found value in basic industries and cyclical stocks, causing large-cap value stocks to post a strong quarter. Investors also moved into small-cap stocks and emerging markets causing the Russell 2000 and MSCI Emerging Markets Free Indices to increase over 15% and 24% respectively during the second quarter.

At Allmerica, we take an institutional approach to investing. That means we hire investment managers to manage against very specific indices and carefully evaluate their relative and absolute performance every quarter. Within the market context just described, our managers continued to perform well against their peers. U.S. large-cap and emerging market funds tended to produce solid returns throughout the six month period. Those funds focusing on large-cap value, small- and mid-cap companies had to wait until the second quarter before producing strong absolute returns. Our fixed income and international equity managers also performed well, although absolute returns were somewhat lower as managers worked against rising interest rates and a slowing European economy respectively.

An integral part of our Manager of Managers approach to investing is the ongoing manager evaluation work of the Investment Operations Committee. In February 1999, the Committee presented the Allmerica Investment Trust Board of Trustees with an alternative investment manager for the Select Growth and Income Fund. Following a Board vote, J.P. Morgan Investment Management Inc. assumed sub-advisory responsibility for the Fund effective April 1, 1999. While replacing a manager is never easy, the Committee and The Trustees of Allmerica Investment Trust continue to demonstrate that they will make the difficult decisions as we seek to offer you an array of outstanding investment options. For more information on these and all of our funds, please read the market overviews and managers' commentaries found later in this report.

Once again we urge you to work closely with your financial advisor to build a diversified portfolio that will meet your needs and benefit from the inevitable changes in the market such as those we have seen in the first half of 1999.


On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien

Chairman of the Board

Allmerica Financial Life Insurance and Annuity Company


                                          A Letter from the Chairman           3

Average Annual Total Returns as of 6/30/99

For easy reference, the total returns for the Funds are summarized below. Keep in mind that these returns reflect all Fund charges but do not include any insurance product fees or expenses. For returns that reflect the deduction of product charges, please refer to the Product Performance Summary on page 6.


                                                                                                    10 Years
                                                        Fund                                         or Life
                                                   Inception              1                5         of Fund
Funds                                                   Date           Year            Years       (if less)
------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Emerging Markets Fund                         2/20/98         23.98%              N/A           3.31%
Select Aggressive Growth Fund                        8/21/92          7.81%           19.99%          18.85%
Select Capital Appreciation Fund                     4/28/95         16.74%              N/A          21.00%
Select Value Opportunity Fund                        4/30/93          5.03%           15.70%          14.44%
Select International Equity Fund                      5/2/94          5.18%           13.78%          12.47%
Select Growth Fund                                   8/21/92         20.59%           26.01%          19.23%
Select Strategic Growth Fund                         2/20/98          9.54%              N/A           7.11%
Growth Fund                                          4/29/85         23.23%           23.98%          17.48%
Equity Index Fund                                    9/28/90         22.61%           27.14%          20.99%
Select Growth and Income Fund                        8/21/92         18.48%           21.22%          16.48%
Select Income Fund                                   8/21/92          1.85%            6.96%           5.89%
Investment Grade Income Fund                         4/29/85          2.13%            7.44%           8.05%
Government Bond Fund                                 8/26/91          3.61%            6.18%           6.44%
Money Market Fund                                    4/29/85          5.19%            5.38%           5.40%

Delaware Group Premium Fund, Inc.
DGPF International Equity Series                    10/29/92          6.30%           11.97%          11.60%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio          3/31/94          5.72%            9.76%           9.49%

Fidelity Variable Insurance Products
Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio                      1/28/87          5.12%           10.76%          10.58%
Fidelity VIP Growth Portfolio                        10/9/86         33.98%           27.63%          19.21%
Fidelity VIP II Index 500 Portfolio                  8/27/92         22.44%           27.49%          21.49%
Fidelity VIP Equity-Income Portfolio                 10/9/86         13.82%           21.37%          15.34%
Fidelity VIP II Asset Manager Portfolio               9/6/89         10.81%           14.30%          12.87%
Fidelity VIP High Income Portfolio                   9/19/85         -1.44%           10.80%          11.37%


Fund performance returns given above reflect an investment in the underlying funds listed on the date of inception of each Fund.

Fund performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


4  Fund Performance Summary

                                                                     Performance

Vari-Exceptional Life Plus
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/99

For easy reference, the total returns for the Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the individual Portfolio Reviews beginning on page 10.


                                                          Without Surrender and                                   With Surrender and
                                                         Monthly Policy Charges                               Monthly Policy Charges


                                                                                   10 Years                                 10 Years
                                                Sub-                   10 Years  or Life of                     10 Years  or Life of
                                             Account                    or Life        Sub-                      or Life        Sub-
                                           Inception        1       5   of Fund     Account          1       5   of Fund     Account
Sub-Accounts                                    Date     Year   Years (if less)   (if less)       Year   Years (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
Select Emerging Markets Fund                 5/27/98   23.18%     N/A     2.59%      12.77%    -88.23%     N/A   -80.57%     -91.74%

Select Aggressive Growth Fund                9/17/92    7.11%  19.14%    17.93%      17.37%   -100.00%  10.45%    12.99%      12.28%

Select Capital Appreciation Fund             4/28/95   15.97%     N/A    20.16%      20.16%    -94.88%     N/A     7.67%       7.67%

Select Value Opportunity Fund                 5/6/93    4.34%  14.89%    13.61%      13.45%   -100.00%   5.70%     7.25%       7.05%

Select International Equity Fund              5/3/94    4.49%  12.98%    11.84%      11.68%   -100.00%   3.55%     2.71%       2.52%

Select Growth Fund                           9/17/92   19.81%  25.13%    18.31%      17.74%    -91.34%  17.02%    13.40%      12.68%

Select Strategic Growth Fund                 5/27/98    8.83%     N/A     6.36%       8.48%   -100.00%     N/A   -78.81%     -94.21%

Growth Fund                                 11/19/87   22.43%  23.11%    16.55%      16.55%    -88.92%  14.82%    13.86%      13.86%

Equity Index Fund                           10/25/90   21.82%  26.25%    20.03%      19.99%    -89.49%  18.24%    16.85%      16.76%

Select Growth and Income Fund                9/17/92   17.71%  20.37%    15.58%      15.72%    -93.28%  11.81%    10.48%      10.52%

Investment Grade Income Fund                 12/2/87    1.46%   6.67%     7.19%       7.19%   -100.00%  -3.71%     4.10%       4.10%

Government Bond Fund                         11/6/91    2.94%   5.43%     5.67%       5.27%   -100.00%  -5.17%     0.94%       0.27%

Money Market Fund                           12/22/87    4.50%   4.63%     4.55%       4.55%   -100.00%  -6.11%     1.30%       1.30%


Delaware Group Premium Fund, Inc.
DGPF International Equity Series             5/18/93    5.60%  11.17%    10.76%      11.57%   -100.00%   1.49%     4.96%       4.93%


T. Rowe Price International Series, Inc.
T. Rowe Price International Stock
Portfolio                                    6/25/95    5.03%   8.98%     8.69%       9.97%   -100.00%  -1.03%    -0.64%      -5.04%


Fidelity Variable Insurance Products
Fund (VIP and VIP II)
Fidelity VIP Overseas Portfolio             11/19/87    4.44%   9.97%     9.70%       9.70%   -100.00%   0.11%     6.74%       6.74%

Fidelity VIP Growth Portfolio               11/16/87   33.10%  26.72%    18.26%      18.26%    -79.07%  18.75%    15.63%      15.63%

Fidelity VIP II Index 500 Portfolio              N/A   21.64%  26.66%    20.70%         N/A    -89.65%  18.68%    15.91%         N/A

Fidelity VIP Equity-Income Portfolio        11/16/87   13.08%  20.50%    14.42%      14.42%    -97.55%  11.95%    11.66%      11.66%

Fidelity VIP II Asset Manager Portfolio      5/11/94   10.09%  13.49%    11.98%      13.04%   -100.00%   4.12%     9.03%       4.00%

Fidelity VIP High Income Portfolio          11/19/87  -2.08%   10.01%    10.46%      10.46%   -100.00%   0.16%     7.53%       7.53%



Performance returns given above are for the Vari-Exceptional Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

6  Product Performance Summary

Variable Life Insurance Product Information
--------------------------------------------------------------------------------
Vari-Exceptional Life Plus


Product Description
--------------------------------------------------------------------------------
These policies are individual flexible premium variable life insurance policies offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age 80 years old or under. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The policy owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access
--------------------------------------------------------------------------------
Policy owners may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information
--------------------------------------------------------------------------------
The Company bears full investment risk for amounts allocated to the general account and guarantees that interest credited will not be less than an annual rate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess interest rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the policy value associated with the premium becomes security for a policy loan. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: The policy provides for a contingent deferred sales and administrative charge varying by product version. The maximum surrender charge remains level for 44 months, reduces uniformly each month for the balance of the surrender charge period and is 0 thereafter. A separate surrender charge may be calculated for each face amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 fee per transfer, however, this charge will never exceed $25.

Face Amount Increase Charge: For each increase in face amount, a transaction charge equal to $40 will be assessed.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence. An additional up-front sales load (premium expense charge) may apply. The levels of fees and expenses vary among the funds.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy. The current, and guaranteed, charge is $5 per month.

Monthly Mortality and Expense Risk Charge: The current charge is 0.65% but will not exceed a guaranteed effective annual rate of 0.90%.

Allocation Change Charge: A charge may be assessed not to exceed $25 for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, face amount and other policy variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

                                   Variable Life Insurance Product Information 7

1995: Favorable economic conditions result in large gains for the U.S. equity markets. Europe turns in strongest performance of international equity markets.

1996: Despite a volatile marketplace, the U.S. stock market performs well. Internationally, European countries post the most impressive gains.

1997: Robust economic growth, declining interest rates and low unemployment produce a third consecutive year of unprecedented gains for the U.S. stock market.

1998: Worldwide economic problems cause considerable volatility for stocks. Yet, the market posts its fourth consecutive year of double-digit gains.

1999: Signs of a global economic recovery boost the performance of commodities issues. Investors shift their interest away from growth stocks in favor of more attractively valued small- and mid-cap stocks.


The first six months of 1999 witnessed signs of a global economic recovery, inducing a market rotation in favor of small- and mid-cap stocks, as well as value stocks. In response to recovering developed and emerging markets, as well as continued U.S. economic growth, investors shifted their attention away from the more popular growth stocks toward opportunities in the broader market.

As the year began, investors gained confidence from the smooth introduction of the euro, but worried about emerging markets and the impact of a potential devaluation of the Brazilian currency. The financial contagion accompanying last year's devaluation of the Russian ruble was clearly on investors' minds. However, fears that Brazil would take emerging markets lower proved to be unfounded, as Brazil's January currency devaluation was accepted quite well by the world's markets. Ultimately, greater price and currency stability enabled interest rates to fall throughout Latin America and Asia, helping the equity markets. Investor confidence in the recovery of worldwide economies boosted the performance of commodities issues, including oil, utility, and paper companies.

Helped by falling interest rates, government fiscal stimulus policies, and the interest of American investors, Japan made a striking comeback as the best performer among the world's major markets so far this year. Significant contributors included Toshiba, Murata Manufacturing, and Takeda Chemical. The European Central Bank surprised the markets in April by cutting rates by 0.50%, sparking an all-time high in consumer confidence. The European stock markets rallied further once the U.S. Federal Reserve decided to adopt a neutral bias after imposing an interest rate increase of 0.25% on June 30. Positive economic news emerged out of Germany and France. One notable performer was the German telecommunications company, Mannesmann, having successfully made a host of acquisitions including Telecom Italia. The outstanding performance of commodity-based stocks

1999    JAN

Brazil devalues their currency and fears that a Brazilian "contagion" would emerge, failed to materialize. Ultimately, greater price and currency stability enable interest rates to fall in Latin America and Asia.

FEB

Investor confidence in global economic recovery promotes commodity-based stocks. The petroleum market stabilizes, helping to drive stocks higher in the energy sector.

MAR

Japan makes a striking comeback as the best performer among the world's major markets due to falling interest rates, fiscal stimulus policies, and the interest of American investors.

8 Domestic & International Equity Market Overview brightened the horizon on both domestic and international fronts. As a result, investor interest turned toward exporting companies from Australia and New Zealand. The subsequent stabilization of the petroleum market contributed to an increase in oil prices, helping to drive stocks higher in the energy sector.

Corporate profits in the U.S. continued to be troubled by problems in the Asian market early in the year. Large gains continued within a select group of large-cap and Internet stocks with very poor performance across the rest of the market. Weaker demand for most commodities and exports from the U.S. muted pricing power for many industries. Investors gravitated to stocks where revenue growth was strong such as the Internet, health care, and large "brand name" stocks. Old growth stocks were eclipsed by the new with America Online surpassing Coca-Cola in market value. Mergers also gave the market a lift as BP Amoco acquired Atlantic Richfield, BankBoston and Fleet agreed to merge, and the AT&T-TCI deal was completed.

However, by the second quarter, the U.S. corporate profits recession appeared to be ending. As a result, small- and mid-cap stocks experienced a revival as investors turned their interest toward more value-oriented stocks. Unfortunately, the growth sectors of the market weakened as the profit outlook for growth stocks became overshadowed by fears that a renewed confidence in a global economic recovery would lead to higher rates. With the broadening in the market, investors adopted a renewed interest in the heavy industry sector, as well as the basic materials, energy, consumer durables, retail trade and financial sectors. The longest bull market in U.S. history continued its stampede, enabling the financial sector to rebound from the lows of last October. Health care became the weakest performing sector, suffering from underperformance of large pharmaceutical holdings caused by reductions in Medicare reimbursements.

Looking ahead, the Federal Reserve's proactive interest rate increase could keep the economy in a modest growth phase as they work to keep inflation in check. Improving global economic conditions should continue to encourage investors, who have enjoyed, thus far, a welcome broadening in the market. It is expected that the euro will rise toward the end of the year if the European markets continue to gain strength. Investors are cautious with regard to Japan and Asia. For Japan, the road toward economic recovery will be long and difficult, and the commitment to reform may dissolve in Asia if their economies and asset prices keep rising. Similarly, the economic outlook is still tenuous in Latin America where there is alarming sensitivity to interest rate fluctuations, and the real potential for political opposition in Brazil could impede economic progress.


APR

The European Central Bank surprises the markets by cutting rates by 0.50%, sparking an all-time high in consumer confidence.

MAY

Growth sectors of the market weaken, over fears that the recovery of worldwide economies would lead to higher interest rates. Small- and mid-cap stocks experience a revival as investors renew their interest in attractively valued securities within the broader market.

JUN

In an effort to prevent inflation, the U.S. Federal Reserve raises interest rates 0.25%. European markets rally once the Fed decides to loosen its tightening bias in favor of a neutral interest rate position.





                              Domestic & International Equity Market Overview  9

The Emerging Markets Fund returned 33.08% for the first half of the year, trailing its benchmark MSCI Emerging Markets Free Index, which returned 39.87%. The Fund slightly underperformed the peer group Lipper Emerging Markets Funds Average which returned 34.59%.

Emerging markets began to recover during the first quarter. The financial contagion that accompanied last year's devaluation of the Russian ruble failed to materialize in the first quarter when Brazil devalued its currency. There was a return of some confidence in Brazil, and Asia showed the first signs of economic stability.

The recovery continued during the second quarter. Greater price and currency stability enabled interest rates to fall throughout Latin America and Asia, helping the equity markets to move higher.

As global growth has picked up, the outlook for the emerging markets has improved significantly but a number of concerns still remain. U.S. economic strength has supported the strong performance of the emerging markets this year. Going forward, strong growth in the U.S., coupled with the improved global situation, may lead to further U.S. interest rate increases to cool the domestic economy. If this happens, a number of emerging markets could suffer due to their reliance on exports to offset their weak domestic spending.

Fund management remains positive on the prospects of economic recovery in Asia, particularly Korea. Within Latin America, management continues to prefer the larger markets of Brazil and Mexico. Europe, the Middle-East and Africa remain the Fund manager's least favorite areas overall, although certain countries in Eastern Europe appear attractive.


Investment Sub-Adviser
Schroder Investment Management
North America Inc.
About the Fund
Seeks long-term growth of capital by investing in the world's emerging markets.

Portfolio Composition

As of June 30, 1999, the country allocation of net assets was:

South Korea             14%
Mexico                  13%
Taiwan                  10%
Brazil                   9%
South Africa             8%
India                    8%
Greece                   4%
Israel                   3%
Other                   31%

                          Average Annual Total Returns

Years ended June 30, 1999                 1 Year       5 Years   Life of Fund
Select Emerging Markets Fund              23.98%         N/A         3.31%

MSCI Emerging Markets Free Index          28.71%       -0.82%        4.45%

Lipper Emerging Markets Funds Average     16.02%       -1.46%       -2.49%

                   Growth of a $10,000 Investment Since 1998

                           [LINE GRAPH APPEARS HERE]

                        Select Emerging             MSCI Emerging
Date                      Markets Fund            Markets Free Index
----                    ---------------           ------------------
 2/98                       $10,000                     $10,000
12/98                         7,854                       7,684
 6/99                        10,452                      10,608


The Select Emerging Markets Fund is a portfolio of the Allmerica Investment
Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The MSCI Emerging Markets Free Index is an unmanaged index of 26 emerging markets. The Lipper Emerging Mar-kets Funds Average is a non-weighted average of 172 funds within the emerging markets investment objective. Perfor-mance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in international markets may involve political or currency risks not associated with domestic investments. Investments in emerging markets may expose investors to heightened risks.

10  Select Emerging Markets Fund

The Select Aggressive Growth Fund returned 13.37% for the first half, outperforming the Russell 2500 Index's return of 10.88%, but slightly trailing the Lipper Capital Appreciation Funds Average, which returned 13.68%.

Market leadership shifted rapidly in the second quarter as a robust domestic and global economy led to a strong rebound in cyclical stocks. Technology issues had an exceptional first quarter on the strong performance of telecommunications and internet-related stocks.

After underperforming large-cap stocks in the first quarter, smaller-cap stocks exhibited exceptional performance throughout the second quarter. In the second quarter, Asia's emerging markets roared back for their best performing quarter in years. Declining interest rates and increasing liquidity drove returns. This improvement in the economies of many emerging markets removed one of the concerns of U.S. investors, encouraging them to look past a handful of large-cap growth stocks for investment opportunities. Greater recognition of fundamental strengths and attractive valuations helped spur the recent gains.

Strong stock selection in the retail trade sector helped performance. Electronics and clothing chain stocks also drove performance. A relative underweighting along with strong stock selection in the financial services sector contributed to performance.

The Fed raised a key short-term interest rate by 0.25% on June 30, and shifted its monetary policy stance to a neutral bias from its previous tightening stance. These steps could keep the economy in a modest growth phase and limit inflation concerns - both positives for the stock market. The Fund's manager remains confident that the application of its proven, bottom-up investment philosophy will continue to uncover promising stocks that can deliver solid returns for long-term investors.

                          Average Annual Total Returns

Years ended June 30, 1999                    1 Year      5 Years    Life of Fund
Select Aggressive Growth Fund                 7.81%       19.99%       18.85%

Russell 2500 Index                            5.35%       17.88%       16.74%

Lipper Capital Appreciation Funds Average    20.04%       19.28%       16.40%


                   Growth of a $10,000 Investment Since 1992

                           [LINE GRAPH APPEARS HERE]

                Select Aggressive        Russell 2500
Date               Growth Fund              Index
----            -----------------        ------------
 8/92               $10,000                $10,000
12/92                11,985                 11,554
12/93                14,324                 13,466
12/94                13,993                 13,323
12/95                18,511                 17,547
12/96                21,944                 20,886
12/97                26,049                 25,974
12/98                26,801                 26,072
 6/99                32,700                 28,917

The Select Aggressive Growth Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Index is an unmanaged composite of 2,500 small-to-mid capitalization stocks. The Lipper Capital Appreciation Funds Average is a non-weighted average of 264 funds within the capital appreciation investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in small and mid-capitalization stocks may involve greater volatility than investments in larger capitalization stocks.

Investment Sub-Adviser
Nicholas-Applegate Capital
Management, L.P.

About the Fund

Invests in companies whose potential for rapidly growing earnings is not fully reflected in their stock price.


                             Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Computer Software
& Processing              16%
Retailers                 14%
Computers&Information      8%
Electronics                8%
Medical Supplies           6%
Heavy Machinery            6%
Pharmaceuticals            5%
Home Construction,
Furnishings&
Appliances                 4%
Other                     33%

                                                Select Aggresive Growth Fund  11

The Select Capital Appreciation Fund returned 12.05% for the first half, outperforming the Russell 2500 Index's return of 10.88%, but trailing the Lipper Capital Appreciation Funds Average of 13.68%.

The market experienced a significant shift in sentiment during the second quarter as large-cap stocks lagged their small and mid-cap peers.

The Federal Reserve raised interest rates slightly on June 30, 1999, the first such increase in two years, in a pre-emptive strike against inflation. Investor response to the increase was muted and the Fed's neutral stance regarding future adjustments in interest rates was positively received. Stock valuations of many large-cap market leaders remain near their historical highs, and could be susceptible if a series of interest rate increases occur.

The largest contributor to performance in the second quarter, and in the first half, was a dominant cellular phone and PCS provider who is benefiting from strong subscriber growth. A contract manufacturer of personal computers also contributed to performance.

The largest detractor from performance in the first half of the year was a provider of pharmaceutical and related services to nursing homes. The company recently announced disappointing earnings related to changes in Medicare reimbursement policies.

Although price leadership appears to have shifted in the last three months in a welcome broadening of the market, it remains to be seen if this change is sustainable in the face of rising interest rates. Growth prospects of many smaller and mid-sized companies are significantly better than those of their larger peers, and the stocks remain undervalued relative to the overall market. The Fund's manager is therefore encouraged and continues to believe the Fund is well-positioned, and should potentially prosper as the mid-cap sector benefits from renewed investor interest.


Investment Sub-Adviser
T. Rowe Price Associates, Inc.

About the Fund
The Fund seeks to construct a diversified portfolio of mid-cap growth stocks selling at a reasonable price.

                             Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Computer Software&
Processing                 15%
Retailers                  10%
Electronics                 9%
Pharmaceuticals             8%
Commercial Services         5%
Medical Supplies            5%
Insurance                   4%
Telephone Systems           4%
Entertainment&
Leisure                     4%
Other                      36%

                          Average Annual Total Returns

Years ended June 30, 1999                   1 Year      5 Years     Life of Fund
Select Capital Appreciation Fund            16.74%          N/A        21.00%

Russell 2500 Index                           5.35%       17.88%        18.15%

Lipper Capital Appreciation Funds Average   20.04%       19.28%        20.28%


                   Growth of a $10,000 Investment Since 1995

                           [LINE GRAPH APPEARS HERE]

                             Select Capital
Date                        Appreciation Fund      Russell 2500 Index
-----                       -----------------      ------------------
 4/95                            $10,000                 $10,000
12/95                             13,956                  12,176
12/96                             15,184                  14,493
12/97                             17,352                  18,023
12/98                             19,760                  18,091
 6/99                             22,141                  20,062

The Select Capital Appreciation Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Index is an unmanaged composite of 2500 small-to-mid capitalization stocks. The Lipper Capital Appreciation Funds Average is a non-weighted average of 264 funds within the capital appreciation investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

12  Select Capital Appreciation Fund

With a return of 5.51% for the period ended June 30, 1999, the Select Value Opportunity Fund trailed its benchmark, the Russell 2500 Index, which returned 10.88%.

This year's shift in market sentiment from growth-oriented stocks to value-oriented stocks greatly contributed to performance. The Fund was underweighted in technology during the first quarter, a plus given the sector's lagging performance. Later in the year, lower prices for many technology stocks represented good value and the Fund built its technology allocation from 1.1% to 8.6% of the Fund. This move helped performance as the technology sector rallied during the second quarter. The Fund's other key performers included cyclical stocks, which were successful largely due to the market's rotation in favor of value stocks. Several specific stocks added to performance based on individual company circumstances such as the upgrading of physical plants and consistent consumer interest. Health care was the Fund's main detractor as several holdings suffered from Medicare's reductions in reimbursement as well as a rise in pharmaceutical costs.

The recent broadening of the market and the strong performance of small- and medium-capitalization stocks encourage the Fund's managers. Signs of a continuation of corporate restructuring are apparent, notably within ten of the Fund's top fifteen holdings. The Fund remains positioned to take advantage of the market's shift to smaller companies and value stocks and the managers continue to search all industries for stable, attractively priced companies with the resources to enhance shareholder value.

                          Average Annual Total Returns

Years ended June 30, 1999             1 Year      5 Years     Life of Fund
Select Value Opportunity Fund          5.03%       15.70%        14.44%

Russell 2500 Index                     5.35%       17.88%        15.71%

Lipper Small-Cap Funds Average         1.93%       16.52%        14.55%

                    Growth of a $10,000 Investment Since 1993

                           [LINE GRAPH APPEARS HERE]

                                  Select Valued
Date                             Opportunity Fund       Russell 2500 Index
----                             ----------------       ------------------
 4/93                                $10,000                 $10,000
12/93                                 11,774                  11,454
12/94                                 11,007                  11,333
12/95                                 12,944                  14,925
12/96                                 16,637                  17,765
12/97                                 20,772                  22,093
12/98                                 21,783                  22,177
 6/99                                 22,983                  24,597

The Select Value Opportunity Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Russell 2500 Index is an unmanaged composite of 2,500 small- to mid-capitalization stocks. The Lipper Small- Cap Funds Average is a non-weighted average of 698 small company funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in small and mid-capitalization stocks may involve greater volatility and business risk than investments in larger capitalization stocks.

Investment Sub-Adviser
Cramer Rosenthal McGlynn, LLC
About the Fund
Invests in attractively valued small-to mid-sized companies believed to have above-average potential for capital appreciation.

                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Heavy Machinery           9%
Commercial Services       9%
Health Care Providers     8%
Banking                   7%
Electric Utilities        7%
Oil&Gas                   6%
Retailers                 5%
Automotive                4%
Metals                    4%
Communications            4%
Household Products        4%
Other                    33%

                                               Select Value Opportunity Fund  13

The Select International Equity Fund returned 6.94% for the first half, handily outperforming the Morgan Stanley EAFE Index, which returned 4.11%.

During the first quarter, Fund performance was driven higher by strong growth in European telecommunications stocks, and several Japanese stocks in the Technology Innovation theme. Stocks in the Growth in Personal Savings Products theme had a negative impact on performance. Pharmaceutical stocks in the Healthcare Needs theme also suffered in the first quarter.

During the second quarter, the European Central Bank cut interest rates 0.50%, sparking a rally in European stock markets. Markets were also boosted by more positive economic news out of Ger- many and France. Unfortunately, the U.K. market was soft, rising significantly in April, but weakening in May as new U.K. economic data was weaker than expected.

In June the Japanese equity market rallied strongly. Asian markets were also strong, helped by falling interest rates. Japan has been the best performer among the world's major markets climbing over 20% this year.

The Growth in Telecommunications theme made the most positive contribution to the Fund's performance. A number of Japanese companies in the Technological Innovation theme were also significant positive contributors to performance. On the negative side, a number of stocks in the Healthcare Needs theme continued to struggle.

The Fund's manager remains concerned about the high level of valuations and the narrowness of strength in most global equity markets. The Fund manager will continue to look for value in companies that will profit in the single currency environment in Europe and from the resurgence of economic activity in the U.K. and Asia.


Investment Sub-Adviser
Bank of Ireland Asset Management (U.S.)
Limited

About the Fund
Seeks maximum long-term total return by investing in established non-U.S. companies based on fundamental value and strong opportunities.

                             Portfolio Composition

As of June 30, 1999, the country allocation of net assets was:

United Kingdom            29%
Japan                     15%
Switzerland               10%
Germany                    9%
Netherlands                9%
France                     8%
Australia                  5%
Other                     15%


                          Average Annual Total Returns

Years ended June 30, 1999             1 Year      5 Years     Life of Fund
Select International Equity Fund       5.18%       13.78%        12.47%

Morgan Stanley EAFE Index              7.92%        8.52%         8.42%

Lipper International Funds Average     4.83%        8.89%         8.58%

                   Growth of a $10,000 Investment Since 1994

                           [LINE GRAPH APPEARS HERE]

                            Select International     Morgan Stanley
Date                            Equity Fund            EAFE Index
----                        --------------------     --------------
 5/94                            $10,000                 $10,000
12/94                              9,651                  10,008
12/95                             11,545                  11,164
12/96                             14,078                  11,874
12/97                             14,733                  12,118
12/98                             17,161                  14,582
 6/99                             18,352                  15,184

The Select International Equity Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Funds Average is a non-weighted average of 570 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in international markets may involve political or currency risk not associated with domestic investments.

14  Select International Equity Fund

For the first half of the year, the Fidelity VIP* Overseas Portfolio returned 8.06%, outperforming its benchmark Morgan Stanley EAFE Index, which returned 4.11%.

Year to date, the Portfolio's performance was aided by a continued underweighting in the United Kingdom and Germany, but hurt by overweighting France and the Netherlands. The Portfolio maintained these geographic weightings during both the first and second quarters. Strong stock selection in the European markets played a role during the first and second quarters with top ten holdings, many in the energy sector, producing returns outpacing the EAFE Index.

Detracting from the Portfolio's performance was an underweighted position in Japanese stocks. Japan and Hong Kong were strong-performing markets during both quarters. Stock selection in durables, non-durables, and the health care sector also hurt performance during the first quarter. Poor performance within the health care sector continued to haunt the Portfolio into the second quarter with underperformance from several large pharmaceutical holdings.

The Portfolio's largest sector commitments continue to be in financial services, utilities, health care, and energy. As the first half of 1999 ended, the Portfolio maintained its underweighted positions in the United Kingdom, Germany, and Japan, and overweighted positions in France and the Netherlands.

                          Average Annual Total Returns

Years ended June 30, 1999             1 Year      5 Years       10 Years
Fidelity VIP Overseas Portfolio        5.12%       10.76%        10.58%

Morgan Stanley EAFE Index              7.92%        8.52%         6.90%

Lipper International Funds Average     4.83%        8.89%         9.39%

                   Growth of a $10,000 Investment Since 1989

                           [LINE GRAPH APPEARS HERE]

                    Fidelity VIP
 Date            Overseas Portfolio     Morgan Stanley EAFE Index
 ----            ------------------     -------------------------

  6/89                 10,000                   10,000
 12/89                 12,218                   11,762
 12/90                 12,014                    9,020
 12/91                 12,976                   10,145
 12/92                 11,584                    8,945
 12/93                 15,912                   11,891
 12/94                 16,188                   12,851
 12/95                 17,763                   14,337
 12/96                 20,100                   15,249
 12/97                 22,422                   15,562
 12/98                 25,282                   18,728
  6/99                 27,321                   19,497

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Funds Average is a non-weighted average of 570 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

*VIP refers to Variable Insurance Products Fund.

Please note that investments in international markets may involve political or currency risks not associated with domestic investments.

Investment Adviser
Fidelity Management & Research
Company

About the Fund
Seeks long-term capital appreciation, by investing primarily in foreign securities of companies whose principal business activities are outside the U.S.

                             Portfolio Composition

As of June 30, 1999, the country allocation of net assets was:

Japan                   22%
United Kingdom          19%
France                  12%
Germany                  8%
Netherlands              7%
Switzerland              6%
USA                      6%
Italy                    4%
Spain                    3%
Australia                3%
Other                   10%

                                             Fidelity VIP Overseas Portfolio  15

For the six-month period ended June 30, 1999, the T. Rowe Price International Stock Portfolio posted a 3.79% return, slightly trailing its benchmark, the MSCI EAFE Index which rose 4.11%.

The Portfolio slightly trailed the Index mainly because of its underweighting in Japan, where signs of some economic recovery encouraged foreign investment. Offsetting this, the Portfolio was overweighted in Latin America, where Mexico benefited from solid economic growth and Brazil responded positively to a stable currency and declining interest rates. Country allocation was hurt by the Portfolio's underweighted position in Japanese banks. Weak security selection within the U.K., Sweden, and Germany was roughly offset by strong stock selection in Japan, Switzerland, and France.

Looking ahead, the Portfolio's managers consider the international markets well-positioned for stronger growth. They anticipate the euro to rise toward year-end and are watching Japan and Asia carefully, as essential economic and corporate restructuring must continue. Similarly, Latin America is sensitive to changes in interest rates and in Brazil political opposition could impede economic progress. The managers believe that U.S. growth will moderate under the influence of higher interest rates and speculate that international markets should withstand a potential decline in U.S. demand.


Investment Adviser
Rowe Price-Fleming International, Inc.

About the Fund
The Portfolio seeks long-term growth through a highly diversified portfolio of foreign stocks.

                             Portfolio Composition

As of June 30, 1999, the country allocation of net assets was:

Europe                  67%
Japan                   18%
Pacific Rim              7%
Latin America            4%
Other and Reserves       4%

                          Average Annual Total Returns

Years ended June 30, 1999                    1 Year      5 Years    Life of Fund
T. Rowe Price International Stock Portfolio   5.72%        9.76        9.49%

Morgan Stanley EAFE Index                     7.92%       8.52%        9.14%

Lipper International Funds Average            4.83%       8.89%        8.54%

                   Growth of a $10,000 Investment Since 1994

                           [LINE GRAPH APPEARS HERE]

                              T. Rowe Price International    Morgan Stanley
Date                                Stock Portfolio            EAFE Index
----                                ---------------            ----------
 3/94                                   $10,000                  $10,000
12/94                                    10,180                   10,435
12/95                                    11,318                   11,640
12/96                                    12,982                   12,380
12/97                                    13,384                   12,615
12/98                                    15,508                   15,180
 6/99                                    16,093                   15,832

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFE Index is an unmanaged index of European, Australian & Far East stocks. The Lipper International Funds Average is a non-weighted average of 570 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in international markets may involve political or currency risks not associated with domestic investments.

16  T.Rowe Price International Stock Portfolio

For the six-month period ended June 30, 1999, the Delaware Group Premium Fund International Equity Series gained 8.30%, outperforming its benchmark, the Morgan Stanley EAFE Index, which returned 4.11%.

Uncertain of the euro's prospects, the managers focused on countries that did not participate in the European Monetary Union convergence. The U.K. remained the Series' largest country allocation. As countries like Brazil and Japan showed signs of recovery, the dominance of growth investments began to wane, benefiting many cyclical industries and value stocks in which the Portfolio was invested. Throughout the first half of this year, Japan experienced a modest economic recovery that drove stock prices higher. Although investments in less-expensive Japanese stocks benefited the Series' performance, it was difficult to keep pace with the benchmark and its more substantial allocation to the Japanese market.

Investor confidence in the recovery of worldwide economies boosted the performance of commodities issues, including oil, utility, and paper companies. Heavy investments in Australia, New Zealand, and other countries whose performance benefited from growing investor interest in commodity-based stocks greatly contributed to total returns.

In the coming months, the Series' country allocations should remain relatively stable. Despite recent encouraging economic growth figures, the managers view the Japanese market as overvalued and subject to a long and difficult recovery. For this reason the manager does not anticipate increasing the allocation to Japan. The U.K. appears to offer attractively valued stocks and the manager believes it will continue as the largest allocation in the Series for the near future. If global economies continue to demonstrate stronger growth, investors may remain focused on a broader base of companies, including reasonably priced value stocks like those held in the Series.

                          Average Annual Total Returns

Years ended June 30, 1999             1 Year    5 Years   Life of Fund
DGPF* International Equity Series      6.30%     11.97%      11.60%

Morgan Stanley EAFE Index              7.92%      8.52%      12.63%

Lipper International Funds Average     4.83%      8.89%      12.50%

                   Growth of a $10,000 Investment Since 1992

                           [LINE GRAPH APPEARS HERE]

                                                 Morgan Stanley
                DGPF International                    EAFE
Date              Equity Series                      Index
----              -------------                      -----
10/92                $10,000                        $10,000
12/92                 10,030                         10,152
12/93                 11,632                         13,498
12/94                 11,932                         14,585
12/95                 13,598                         16,262
12/96                 16,322                         17,305
12/97                 17,400                         17,661
12/98                 19,197                         21,251
 6/99                 20,791                         22,115


*DGPF refers to Delaware Group Premium Fund.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Morgan Stanley EAFEIndex is an unmanaged index of European, Australian & Far East stocks. The Lipper International Funds Average is a non-weighted average of 570 funds within the International Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

Please note that investments in international markets may involve political or currency risks not associated with domestic investments.

                                           DGPF* International Equity Series  17

The Fidelity VIP* Growth Portfolio returned 14.42% in the first half, outperforming both the Russell 3000 Growth Index return of 10.63% and the Lipper Growth Funds Average return of 11.65%.

Overweighted positions in technology and media & leisure contributed to performance during the first quarter. Stock selection was particularly strong in these sectors. Holdings in industry-leading bellwether technology companies and second-tier telecommunications stocks were notable contributors. Offsetting positive first quarter performance were disappointing results from a large producer of tobacco.

The Portfolio's strong second quarter performance versus the Russell 3000 Growth Index was the result of favorable sector allocation combined with good stock selection. Overweighted positions in the energy and utilities sectors contributed to performance. Stock selection in the technology, nondurables, and basic industries sectors yielded positive results. Investments in semiconductor stocks and in some traditional, larger bellwether companies were notable contributors. Offsetting positive first quarter performance were disappointing results in aggressive telecom growth stocks.

At quarter end, stock selection continued to focus on large-capitalization companies with better-than-average earnings growth potential, strong fundamentals, and discounted valuations relative to the stock market. The Portfolio was focused on health care, technology, and consumer discretionary sectors. Commitment to health care was reduced slightly. In technology, the Portfolio was focused on industry leaders.


Investment Adviser
Fidelity Management & Research Company

About the Fund
The Portfolio seeks long-term capital appreciation by investing principally in common stocks with above-average growth prospects.

                              Portfolio Composition

As of June 30, 1999 the sector allocation of net assets was:

Technology              28%
Health                  17%
Finance                 11%
Media&Leisure           10%
Retail& Wholesale       10%
Utilities                7%
Energy                   5%
Non-Durables             5%
Basic Industries         3%
Indust.Mach.& Equip      2%
Other                    2%

                          Average Annual Total Returns

Years ended June 30, 1999             1 Year      5 Years       10 Years
Fidelity VIP Growth Portfolio         33.98%       27.63%        19.21%

S&P 500(R) Index                      22.76%       27.87%        18.78%

Lipper Growth Funds Average           18.87%       22.64%        16.15%

Russell 3000 Growth Index             25.58%       28.27%        19.05%

                    Growth of a $10,000 Investment Since 1989

                           [LINE GRAPH APPEARS HERE]

                          Fidelity VIP      S&P 500(R)  Russell 3000
          Date          Growth Portfolio     Index      Growth Index
          ----          ----------------     -----      ------------
          6/89              $10,000         $10,000        $10,000
          12/89              11,302          11,301         11,466
          12/90               9,977          10,952         11,315
          12/91              14,519          14,287         16,028
          12/92              15,873          15,375         16,865
          12/93              18,946          16,925         17,488
          12/94              18,944          17,149         17,873
          12/95              25,643          23,595         24,409
          12/96              29,415          29,014         29,751
          12/97              36,321          38,694         38,301
          12/98              50,665          49,751         51,713
          6/99               57,968          55,911         57,208

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P500(R) is a registered trademark of the Standard & Poor's Corporation. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Growth Funds Average is a non-weighted average of 1067 funds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

*VIP refers to Variable Insurance Products Fund.

18  Fidelity Growth Portfolio

The Select Growth Fund returned 9.41% for the first half of the year, trailing the S&P 500 Index, which rose 12.38% for the period.

The longest bull market in U.S. history continued its stampede into 1999. Particularly notable was the Dow Jones Industrial Average's sprint over the milestone 10,000 mark. During the first quarter, large-cap stock prices set records while small-cap stocks generally did not participate.

Strong economic fundamentals were broadly supportive of equity prices as the U.S. unemployment rate fell to a record 29-year low, fourth-quarter GDP surged at a higher-than-expected 6%, and consumer confidence rose. Interest rates rose during the first quarter over fear of a Federal Reserve Board rate hike. Continued economic expansion ultimately resulted in a 0.25% rate hike by the Fed at the end of the second quarter.

In the second quarter, a dramatic shift in investor sentiment occurred as a result of accelerating economic growth in the United States and overseas. Investors sold large-cap growth stocks to buy economically sensitive, large-cap value stocks selling at a discount to the market. Money also flowed into mid- and small-cap stocks. The Fund benefited from overweighting conglomerates, technology, and communications services. Avoiding stocks of high-priced growth companies experiencing a slowdown in their rate of profit growth also contributed to results.

Underweighting economically sensitive, value-oriented basic materials, energy, and capital goods stocks detracted from performance, as did weak performance in the Fund's healthcare holdings.

The Fund's manager believes that improving global economic conditions will continue to encourage investors. The manager's focus remains on identifying companies that can improve their profits through a combination of increased revenues and more efficient operations.

                          Average Annual Total Returns

Years ended June 30, 1999             1 Year      5 Years     Life of Fund
Select Growth Fund                    20.59%       26.01%        19.23%

S&P 500(R) Index                      22.76%       27.87%        21.76%

Lipper Growth Funds Average           18.87%       22.64%        18.56%


                    Growth of a $10,000 Investment Since 1992

                           [LINE GRAPH APPEARS HERE]

           Select Growth          S&P 500*
Date           Fund                Index
----           ----                -----
 8/92        $10,000              $10,000
12/92         11,125               10,627
12/93         11,219               11,698
12/94         11,051               11,853
12/95         13,766               16,307
12/96         16,799               20,051
12/97         22,522               26,715
12/98         30,503               34,356
 6/99         33,415               38,598


The Select Growth Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation.The Lipper Growth Funds Average is a non-weighted average of 1067 funds within the Growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.


Investment Sub-Adviser
Putnam Investment Management, Inc.

About the Fund
Seeks long-term growth of capital by investing in stocks of companies believed to have significant potential for capital appreciation.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Retailers                               11%
Telephone Systems                       11%
Computers & Information                  8%
Pharmaceuticals                          8%
Computer Software & Processing           7%
Industrial - Diversified                 7%
Banking                                  7%
Media - Broadcasting & Publishing        6%
Communications                           6%
Other                                   29%

                                                           Select Growth Fund 19

The Select Strategic Growth Fund returned 12.54% for the period, outperforming the Standard & Poor's 500 Index and the Lipper Growth Funds Average, which returned 12.38% and 11.65%, respectively.

Earlier in the year, investors gravitated to Internet stocks, which were still showing huge revenue increases, and to other stocks perceived as safe from economic problems in Asia. As the year progressed, investors realized that the worst of the Asian problems were over and the U.S. economy remained strong. This realization led investors to move out of many large growth stocks and into more attractively valued cyclical and smaller-sized companies. The Fund benefited from this market shift, posting strong returns during the second quarter.

For the six months ended June 30, the Fund's performance was characterized by moderately more gainers than losers, but with strong gains more than offsetting modest losses. Health care and financial services stocks detracted from performance during the first half of the year. Stocks in the technology and consumer cyclical sectors included most of the major gainers in the market and contributed significantly to results.

The Fund's manager remains optimistic regarding the prospects for relative performance. The U.S. economy is strong, while many emerging market economies are stabilizing and in some cases improving. The recent interest rate increase by the Fed was a preventative measure against inflation. Conditions in the market and the economy appear to provide a favorable environment for the type of stocks the Fund holds. Based on Wall Street analysts' consensus estimates, the portfolio exhibits more than twice the earnings growth of the S&P 500, but sells at a discount of more than 40%. The Fund's manager believes the potential for continued strength is good.


Investment Sub-Adviser
Cambiar Investors, Inc.

About the Fund
Seeks long-term growth of capital by investing primarily in common stocks of established companies.

                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Computer Software & Processing                  14%
Commercial Services                             12%
Retailers                                        9%
Insurance                                        8%
Pharmaceuticals                                  6%
Banking                                          6%
Oil & Gas                                        5%
Home Construction, Furnishings & Appliances      4%
Household Products                               4%
Other                                           32%


                          Average Annual Total Returns

Years ended June 30, 1999             1 Year      5 Years     Life of Fund
Select Strategic Growth Fund           9.54%         N/A          7.11%

S&P 500(R) Index                      22.76%       27.87%        24.97%

Lipper Growth Funds Average           18.87%       22.64%        18.89%


                    Growth of a $10,000 Investment Since 1998

                           [LINE GRAPH APPEARS HERE]

       Date          Select Strategic Growth Fund       S&P 500(R) Index
       ----          ----------------------------       ----------------
       2/98                   $10,000                       $10,000
       12/98                    9,753                        12,038
       6/99                    10,976                        13,529

The Select Strategic Growth Fund is a portfolio of the Allmerica Investment
Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth Funds Average is a non-weighted average of 1067 funds within the Growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

20 Select Strategic Growth Fund

The Growth Fund outperformed the S&P 500 Index for the period, returning 18.66% to the benchmark's 12.38%. The Fund also outperformed the Lipper Growth & Income Funds Average return of 10.93%.

Excellent stock selection accounted for over 80% of the outperformance, with the balance produced by favorable sector allocation.

The second quarter saw a broadening and deepening in the stock market. Both S&P Mid-Cap and Small-Cap indices performed well. Investor sentiment shifted to favor value stocks at the expense of growth stocks. Recovering developed and emerging markets, along with continued U.S. economic growth, fueled an upward price move in cyclical and value-oriented stocks. Growth sectors experienced price weakness due to a rise in U.S. interest rates, a decrease in P/E multiples, and a less favorable relative profit outlook for growth stocks due to global economic recovery.

The second quarter ended with the Federal Reserve raising rates moderately but simultaneously relaxing its tightening bias, reducing the growing concern of a series of rate hikes designed to slow the economy and preempt higher inflation. Strong stock selection occurred in technology, heavy industry, and retail. Weakest stock selection took place in health care and financial services.

The Fund remains diversified across all economic sectors of the market. The investment style-bias in the Fund remained value-tilted versus the S&P 500, and at quarter-end stood at 56% growth stocks and 44% value, versus 59% growth stocks and 41% value for the index. The Fund continues to be positioned with a lower P/E multiple and higher earnings growth rate than the S&P 500 Index based on the consensus estimates of Wall Street analysts.


                          Average Annual Total Returns

Years ended June 30, 1999                 1 Year      5 Years      10 Years
Growth Fund                               23.23%       23.98%       17.48%

S&P 500(R) Index                          22.76%       27.87%       18.78%

Lipper Growth and Income Funds Average    14.48%       21.72%       15.13%


                    Growth of a $10,000 Investment Since 1989

                           [LINE GRAPH APPEARS HERE]

                     Growth      S&P 500
Date                  Fund        Index
----                  ----        -----
 6/89               $10,000      $10,000
12/89                11,064       11,301
12/90                11,031       14,287
12/91                15,492       14,287
12/92                16,594       15,375
12/93                17,699       16,925
12/94                17,727       17,149
12/95                23,541       23,595
12/96                28,294       29,014
12/97                35,407       38,694
12/98                42,248       49,751
 6/99                50,077       55,911


The Growth Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P500(R) Index is an unmanaged index of 500 leading stocks. S&P500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth and Income Funds Average is a non-weighted average of 843 funds within the Growth investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.


Investment Sub-Adviser
Miller Anderson & Sherrerd, LLP

About the Fund
Seeks long-term growth of capital by investing in stocks that are believed to represent significant underlying value.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Telephone Systems                       11%
Insurance                               10%
Computer Software & Processing           8%
Banking                                  8%
Oil & Gas                                8%
Retailers                                6%
Pharmaceuticals                          6%
Media - Broadcasting & Publishing        5%
Computers & Information                  5%
Communications                           5%
Other                                   28%

                                                                  Growth Fund 21

Over the first half of 1999, the Equity Index Fund continued to closely track the performance of the S&P 500 Index before fees. The Fund posted a 12.17% return versus the Index return of 12.38%.

Blue chips and high-flying Internet stocks led the way during the first quarter. The addition of America Online to the S&P 500 Index was one of the core leaders with a surge of more than 90% in the quarter. Reflecting the eclipse of the old growth stocks for the new, AOL surpassed Coca-Cola in market value. Mergers also continued to give the market a lift during the first half of 1999, as BP Amoco acquired Atlantic Richfield, BankBoston and Fleet agreed to merge, and the AT&T -TCI deal was completed.

During the second quarter, interest rates rose over concerns that robust economic growth would increase inflationary pressure. The strong economy helped the long-overlooked cyclical sector to outperform other industries and enabled the financial sector to rebound from the lows of last October. In contrast, the technology sector experienced some weakness during the second quarter.

Overall, the largest 15 companies in the S&P 500 generated mixed performance in the first half of 1999. Citigroup, Microsoft, Cisco, and IBM led the way posting in excess of 30% returns, while Pfizer and Coca-Cola had negative returns. Consistent with the Fund's investment objective, the managers will continue to seek to mirror the returns of the S&P 500 Index.


Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Seeks to replicate the returns of the S&P 500(R) Index.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Banking                          9%
Pharmaceuticals                  9%
Telephone Systems                9%
Computer Software & Processing   8%
Computers & Information          7%
Oil & Gas                        6%
Retailers                        6%
Beverages, Food & Tobacco        6%
Industrial - Diversified         4%
Other                           36%


                          Average Annual Total Returns

Years ended June 30, 1999               1 Year      5 Years     Life of Fund
Equity Index Funds                      22.61%       27.14%        20.99%

S&P 500(R) Index                        22.76%       27.87%        21.64%

Lipper S&P 500(R) Index Funds Average   22.18%       27.31%        21.19%


                    Growth of a $10,000 Investment Since 1990

                           [LINE GRAPH APPEARS HERE]


          Equity Index         S&P 500(R)
Date          Fund               Index
----      ------------         ----------
9/90        $10,000             $10,000
12/90        10,890              10,896
12/91        14,065              14,216
12/92        15,083              15,299
12/93        16,522              16,841
12/94        16,697              17,047
12/95        22,735              23,476
12/96        27,807              28,866
12/97        36,819              38,437
12/98        47,253              49,430
6/99         53,063              55,625

The Equity Index Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper S&P500(R) Index Funds Average is a non-weighted average of 100 funds within the S&P500(R) Index investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

22 Equity Index Fund

Over the first half of 1999 the Fidelity VIP II Index 500 Portfolio continued to closely track the performance of the S&P 500 Index. The Portfolio posted a 12.05% return versus the Index return of 12.38%.

Blue chips and high-flying Internet stocks led the way during the first quarter. The addition of America Online to the S&P 500 Index was one of the core leaders with a surge of more than 90% in the quarter. Reflecting the eclipse of the old growth stocks for the new, AOL surpassed Coca-Cola in market value. Mergers also continued to give the market a lift during the first half of 1999, as BP Amoco acquired Atlantic Richfield, BankBoston and Fleet agreed to merge, and the AT&T-TIC deal was completed.

During the second quarter, interest rates rose over concerns that robust economic growth would increase inflationary pressure. The strong economy helped the long- overlooked cyclical sector to outperform other industries, and enabled the financial sector to rebound from the lows of last October. In contrast, the technology sector experienced some weakness during the second quarter.

Overall, the largest 15 companies in the S&P 500 Index generated mixed performance in the first half of 1999. Citigroup, Microsoft, Cisco, and IBM led the way posting in excess of 30% returns, while Pfizer and Coca-Cola had negative returns. Consistent with the Portfolio's investment objective, the manager will continue to seek to mirror the returns of the S&P 500 Index.


                          Average Annual Total Returns

Years ended June 30, 1999               1 Year      5 Years     Life of Fund
Fidelity VIP Index 500 Portfolio        22.44%       27.49%        21.49%

S&P 500(R) Index                        22.76%       27.87%        21.86%

Lipper S&P 500(R) Index Funds Average   22.18%       27.31%        21.35%


                    Growth of a $10,000 Investment Since 1992

                           [LINE GRAPH APPEARS HERE]

                      Fidelty VIP III                S&P 500(R)
Date                     Index 500                     Index
----                     ---------                     -----
 8/92                     $10,000                     $10,000
12/92                      10,631                      10,643
12/93                      11,666                      11,716
12/94                      11,787                      11,870
12/95                      16,171                      16,332
12/96                      19,844                      20,084
12/97                      26,358                      26,784
12/98                      33,819                      34,438
 6/99                      37,895                      38,702


Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper S&P 500(R) Index Funds Average is a non-weighted average of 100 funds within the S&P 500(R) Index investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.


Investment Adviser
Fidelity Management & Research Company

About the Fund
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P500 Index.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Technology                      21%
Finance                         15%
Utilities                       11%
Health                          10%
Non-Durables                     7%
Retail & Wholesale               6%
Energy                           6%
Indust. Mach. & Equip.           6%
Media & Leisure                  4%
Other                           14%

Fidelity VIP II Index 500 Portfolio 23

J.P. Morgan assumed management of the Select Growth and Income Fund on April 1, 1999. During the first half of the year, the Fund's return of 13.60% outperformed the S&P 500 Index's return of 12.38%.

During this time period, the market broadened out as investors moved away from the high multiple growth stocks for the more economically sensitive cyclical stocks. This broadening effect has been favorable to the Fund as it benefits from being underweight in many of the former market leaders and overweight in many of the formerly overlooked stocks. The Fund remains well positioned to benefit from this valuation correction. The Fund's performance was also positively impacted by stock selection during the first half of the year.

The Fund's managers expect the market broadening that began in the second quarter to continue. The largest stocks still trade at a very large premium over the rest of the market. The managers continue to believe that the market leaders are over-priced and invest the majority of the Fund in a broadly diversified portfolio of approximately 300 stocks. As always, the portfolio remains sector and factor neutral relative to the benchmark and continues to focus solely on stock selection.


Investment Sub-Adviser
J. P. Morgan Investment Management Inc.*

About the Fund
Seeks a combination of long-term growth of capital and current income by investing primarily in dividend-paying stocks and convertible securities.

* J. P. Morgan Investment Management Inc. replaced John A. Levin & Co., Inc. as Investment sub-adviser, effective April 1, 1999.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Banking                         10%
Telephone Systems                9%
Pharmaceuticals                  9%
Computers & Information          8%
Beverages, Food & Tobacco        6%
Oil & Gas                        6%
Retailers                        6%
Computer Software & Processing   6%
Electronics                      5%
Other                           35%


                          Average Annual Total Returns

Years ended June 30, 1999               1 Year      5 Years     Life of Fund
Select Growth and Income Fund           18.48%       21.22%        16.48%

S&P 500(R) Index                        22.76%       27.87%        21.76%

Lipper Growth & Income Funds Average    14.48%       21.72%        17.80%


                    Growth of a $10,000 Investment Since 1992

                           [LINE GRAPH APPEARS HERE]

                               Select Growth              S&P 500(R)
             Date             and Income Fund               Index
             ----             ---------------               -----
             8/92                 $10,000                  $10,000
             12/92                  9,989                   10,627
             12/93                 11,025                   11,698
             12/94                 11,105                   11,853
             12/95                 14,473                   16,307
             12/96                 17,550                   20,051
             12/97                 21,501                   26,715
             12/98                 25,032                   34,356
             6/99                  28,470                   38,598

The Select Growth and Income Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Growth & Income Funds Average is a non-weighted average of 843 funds within the Growth and Income investment objective. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

24 Select Growth and Income Fund

The Fidelity VIP* Equity-Income Portfolio returned 12.70% for the first half, outperforming both the benchmark Russell 3000 Value Index return of 12.27% and the Lipper Equity Income Funds Average return of 8.98%.

Portfolio performance was helped by the manager's decision to overweight the energy sector. Firmer oil prices during the first quarter and merger and acquisition activity within the industry helped drive stock prices higher. Utility and telecommunications holdings also helped performance. Performance was negatively impacted by equities in the finance and consumer non-durables sectors. Tobacco also declined.

During the second quarter, overweighting in basic industries and industrial machinery helped performance. Cyclical companies operating in the basic industry, energy, and durable sectors benefited from the reversal in market sentiment during the second quarter. Prospects of solid earnings growth throughout the broad market and a revival of global economies propelled value investments higher. Good stock selection within basic industries helped performance. Underweighting and good stock selection in the finance sector also aided performance. Detracting slightly from performance was an underweighting in the technology sector, and an overweighting in the poorly performing health care sector.

As of June 30, the Portfolio's largest sector commitments were in finance, utilities, energy, and industrial machinery. These four sectors made up 57.3% of the Portfolio, with financial stocks dominating the top ten holdings.


                          Average Annual Total Returns

Years ended June 30, 1999               1 Year      5 Years       10 Years
Fidelity VIP Equity-Income Portfolio    13.82%       21.37%        15.34%

S&P 500(R) Index                        22.76%       27.87%        18.78%

Lipper Equity Income Funds Average      11.36%       19.19%        13.78%

Russell 3000 Value Index                14.39%       23.66%        16.72%


                    Growth of a $10,000 Investment Since 1989

                           [LINE GRAPH APPEARS HERE]

                            Fidelity VIP       S&P 500(R)    Russell 3000
      Date            Equity Income Portfolio    Index        Value Index
      ----            -----------------------    -----        -----------
      6/89                    $10,000           $10,000         $10,000
      12/89                    10,160            11,301          10,726
      12/90                     8,605            10,952           9,777
      12/91                    11,310            14,287          12,261
      12/92                    13,221            15,375          14,088
      12/93                    15,640            16,925          16,716
      12/94                    16,747            17,149          16,391
      12/95                    22,623            23,595          22,460
      12/96                    25,854            29,014          27,311
      12/97                    33,125            38,694          36,824
      12/98                    36,977            49,751          41,796
      6/99                     41,671            55,911          46,926

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P 500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Equity Income Funds Average is a non-weighted average of 237 funds seeking high current income and growth of income by investing more than 60% of its portfolio in equities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

*VIP refers to Variable Insurance Products fund.


Investment Adviser
Fidelity Management & Research Company

About the Fund
Seeks reasonable income by investing primarily in income-producing equity securities.

                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Finance                         24%
Energy                          12%
Utilities                       12%
Indust. Mach. & Equip.           9%
Basic Industries                 7%
Media & Leisure                  6%
Health                           5%
Aerospace & Defense              5%
Non-Durables                     4%
Technology                       4%
Other                           12%

                                         Fidelity VIP Equity-Income Portfolio 25

For the six-month period ended June 30, 1999, Fidelity VIP* II Asset Manager Portfolio returned 5.26%, underperforming the S&P 500 Index and the Lipper Flexible Portfolio Funds Average, which returned 12.38% and 6.24% respectively.

Overweighting equities relative to the neutral mix enhanced Portfolio performance. Consumer spending remained robust during the first half of the year driving prices generally higher. Security selection in technology and utilities reversed their negative impact from the first quarter, contributing significantly to the Portfolio's performance in the second quarter. Good stock selection in the nondurables and retail & wholesale sectors also enhanced second quarter performance.

The Portfolio's performance was hurt by several sector allocation decisions. Underweighting the technology, finance, and media & leisure sectors detracted from performance during the first quarter. However, the underweighted positions in finance and media & leisure helped during the second quarter. Underweighting the basic industry and energy sectors detracted from performance as cyclical and value-oriented stocks experienced a significant revival during the second quarter.

Within the fixed-income allocation, returns suffered from a general increase in interest rates as the Federal Reserve raised rates 0.25% in response to strong domestic economic growth.

The Portfolio's neutral asset mix is 50% stocks, 40% bonds, and 10% cash. During the first half of 1999, the Portfolio benefited from an overweighted position in equities, which ranged between 52% and 59%. The fixed-income allocation remained stable around 36% to 38% although the Portfolio's managers slightly increased exposure to mortgage-backed and corporate securities while trimming U.S. Treasuries and asset-backed securities during the second quarter.


Investment Adviser
Fidelity Management & Research Company

About the Fund
Seeks high long-term return with reduced risk by allocating assets among a broadly diversified mix of stocks, bonds and money market investments.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Equities                        57%
Bonds                           37%
Short-Term/Money Market          6%


                          Average Annual Total Returns

Years ended June 30, 1999                   1 Year     5 Years     Life of Fund
Fidelity VIP II Asset Manager Portfolio     10.81%      14.30%        12.87%

S&P 500(R) Index                            22.76%      27.87%        17.88%

Lipper Flexible Portfolio Funds Average     10.46%      16.25%        12.54%


                    Growth of a $10,000 Investment Since 1989

                           [LINE GRAPH APPEARS HERE]

                              Fidelity VIP II Asset
Date                            Manager Portfolio      S&P 500(R) Index
----                          ---------------------    ----------------
 9/89                               $10,000                 $10,000
12/89                                10,091                  10,165
12/90                                10,769                   9,848
12/91                                13,197                  12,842
12/92                                14,743                  13,819
12/93                                17,875                  15,209
12/94                                16,787                  15,408
12/95                                19,634                  21,192
12/96                                22,501                  26,054
12/97                                27,147                  34,743
12/98                                31,232                  44,680
 6/99                                32,843                  50,291

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The S&P 500(R) Index is an unmanaged index of 500 leading stocks. S&P500(R) Index is a registered trademark of the Standard & Poor's Corporation. The Lipper Flexible Portfolio Funds Average is a non-weighted average of 213 funds within the Flexible Portfolio Fund category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

*VIP refers to Variable Insurance Products fund.

26 Fidelity VIP II Asset Manager Portfolio

                                                                        Overview

1995: U.S. bond market enjoys its third best performance in 30 years, thanks to strong total returns from 30-year U.S. Treasuries and corporate issues.

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

1997: Low inflation and declining interest rates fuel the bond market, which enjoys its best returns since 1995.

1998: During 1998, bond investments produced widely divergent results as a series of dramatic swings either left them highly in favor or badly battered.

1999: The first half of 1999 was a turbulent period for the bond market. Performance varied from the first quarter to the second, leaving the majority of bond investors disappointed.


The first half of 1999 was a turbulent period for the bond market. Performance varied from the first quarter to the second, leaving the majority of bond investors disappointed.

The year began with a certain confidence in the stability of the domestic economy. Agency, corporate, and mortgage-backed bonds rallied, encouraging investors to take advantage of bond yield premiums that had been de-emphasized during the Treasury rally of 1998. However, the economy grew more rapidly than predicted and patterns of inflation, such as increasing commodity prices, became evident. By the end of the second quarter the Federal Reserve raised interest rates 0.25% against the threat of inflation. As the quarter progressed most sectors tended to decline in value, treasuries suffering the greatest losses. On the other hand, emerging markets showed signs of life in the second quarter and a few emerging markets bonds made their debut as stand out performers.

The second quarter marked the first time in two years in which some foreign markets outperformed the U.S. bond market. Throughout Asia, economic recovery was evident and interest rates fell. Japan's economy, in particular, showed great signs of recovery throughout the first half of this year, inspiring enthusiasm among international investors. Latin America also fared well, the most significant performers being Mexico and Brazil, both in the process of economic recovery.

As a group, however, foreign markets underperformed the U.S. bond market in the second quarter, the major culprit being Europe, where a backup in interest rates has been significant. Introduced on January 1, the new European currency, the "euro", lost 13% of its value against the dollar within six months. Many European bonds sold at a great dis-


1999   JAN

The new European Currency is introduced. Over the course of six months, the euro loses 13% of its value against the dollar.

Investors take a cautious stance toward the rapidly growing economy and the threat of an increase in interest rates by favoring the money market and U.S. Treasuries.

FEB

A rally of agency, corporate, and mortgage-backed bonds encourages investors to take advantage of bond yield premiums.

MAR

Corporate and securitized spreads widen, due principally to the high rate of net new issuance from companies such as Sprint, Conoco, and Ford.

28 Bond & Money Market Overview
count to American bonds, yet it appears unlikely that the European Central Bank will tighten its monetary policy in the near future. A highly probable source of the foreign market's underperformance is the Japanese selling of euro-denominated issues in the face of the significant weakness of the euro against both the dollar and the yen.

Although the Federal Reserve announced their decision to adopt a neutral bias in conjunction with an increase in interest rates in late June, they are on the lookout for signs that the domestic economy is strengthening, in which case a more forceful bias will be in order. The record pace of corporate bond issuance displayed late in the second quarter is one indicator that the economy is, in fact, continuing to strengthen. The high rate of net new issuance, higher than the total for any previous year with the exception of last year's, has been the largest force in widening corporate and securitized spreads. The predominance of "mega" issues, such as the Ford and earlier AT&T issues, has also tended to reduce liquidity in the broader corporate market as more money is drawn to relatively few large and liquid issues.

The money market also struggled as a result of the volatile economy but managed to outperform the bond market. Ultimately, it was the very strength of the economy that worried investors and the Federal Reserve about the potential for higher inflation. The domestic economy turned out to be more resilient than predicted. Housing and auto sales remained strong and corporate fundamentals remained positive. Investors remained defensive against rising interest rates over the last quarter and were rewarded by turning their attention to the general security of the money market.

Looking ahead in the U.S. economy, interest rates appear to be near the top of their projected trading range. Although corporate fundamentals remain positive, corporate spreads are likely to experience volatility in expectation of large new issues from companies such as Ford. Many foreign economies are in the process of recovery, their bond markets benefiting from increasing investor enthusiasm. Overall, the bond market seems to be in the process of gaining stability. However, investors are remaining cautious and could favor U.S. Treasuries.


APR

Japan shows signs of economic recovery along with other foreign countries such as Brazil and Mexico, marking the first time in two years in which some foreign markets outperform the U.S. bond market.

MAY

As a group, foreign markets underperform the U.S. bond market, the major culprit being Europe, where a backup in interest rates is significant.

JUN

In response to rapid economic growth, the Federal Reserve combines a neutral bias with a 0.25% raise in interest rates to guard against inflation.

                                                 Bond & Money Market Overview 29

The Fidelity VIP* High Income Portfolio returned 7.96% during the first half, outperforming the Merrill Lynch High Yield Master Index and Lipper High Current Yield Bond Funds Average which returned 1.76% and 3.57%, respectively.

The Portfolio's strong first half performance can be largely attributed to an overweighted position in the cable/telecommunications industry. This industry experienced consolidation and significant new growth commensurate with the explosion in worldwide demand for electronic data transmission. Excellent securities selection in the paper, leisure, environmental, and energy sectors also drove up performance. A slight detractor from Portfolio performance was a specific credit in the supermarket industry.

As of June 30, securities of telecommunications, cable TV, and broadcasting companies comprised over 45% of the Portfolio's assets. However, the cable position was reduced over the second quarter. The Portfolio's position in chemicals was increased as companies in that industry are benefiting from the improving global economic outlook. The majority of the Portfolio's fixed income holdings, comprising 46% of total assets, are rated "B."


Investment Adviser
Fidelity Management & Research Company

About the Fund
Seeks high income and growth of capital by investing primarily in high-yielding, lower-rated, fixed-income securities.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Telecommunications      35%
Cable TV                12%
Healthcare               5%
Energy                   4%
Capital Goods            4%
Specialty Retailing      4%
Diversified Financials   3%
Technology               3%
Metals/Mining            3%
Paper                    2%
Other                   25%


                          Average Annual Total Returns

Years ended June 30, 1999                   1 Year     5 Years       10 Years
 Fidelity VIP High Income Portfolio         -1.44%      10.80%        11.37%

 Merrill Lynch High Yield Master             0.94%      10.06%        10.65%

 Lipper High Current Yield Funds Average    -1.44%       8.52%         9.23%


                    Growth of a $10,000 Investment Since 1989

                           [LINE GRAPH APPEARS HERE]

                     Fidelity VIP High        Merrill Lynch High
Date                 Income Portfolio            Yield Master
----                 ----------------            ------------
 6/89                    $10,000                    $10,000
12/89                      9,105                      9,855
12/90                      8,902                      9,427
12/91                     12,025                     12,685
12/92                     14,811                     14,991
12/93                     17,831                     17,566
12/94                     17,539                     17,362
12/95                     21,174                     20,819
12/96                     24,143                     23,126
12/97                     28,410                     26,093
12/98                     27,180                     27,049
 6/99                     29,343                     27,525

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lipper High Current Yield Funds Average is a non-weighted average of 290 funds that seek high current yield from fixed income securities. The Merrill Lynch High Yield Master is a market capitalization weighted index of all domestic and Yankee high-yield bonds. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

*VIP refers to Variable Insurance Products fund.

Please note that the Portfolio's unit price may be volatile due to the nature of the high-yield bond marketplace. Prices of high-yield bonds tend to be more sensitive to individual company and economic factors, rather than changes in interest rates.

30 Fidelity VIP High Income Portfolio

The Select Income Fund returned -1.17% for the first half of the year, outperforming the -1.38% total return of the Lehman Brothers Aggregate Bond Index for the same period.

During the first half of 1999, the portfolio was dominated by mortgage and corporate bonds. Recovering from the slump in 1998, corporates and mortgages outperformed Treasury/Agency holdings as confidence returned to the bond market and spreads narrowed. This confidence was based on the strength of the U.S. economy as consumers continued to spend freely and inflation stayed low. The late June decision by the Federal Reserve to raise interest rates 0.25% and remove their tightening bias gave the market needed support. Corporates and mortgages thrived in this environment. The Fund's Managers reduced the Fund's interest rate sensitivity and, as a result, the recent rise in interest rates to over 6% did not negatively effect the Fund's performance.

Fund allocations were mildly altered. Treasuries and Agencies were marginally increased from 10% to 15%. Mortgages remain high at slightly under 40% with the balance of the Fund in corporates. Corporates and mortgages will continue to dominate the Fund consistent with the belief that a strong domestic economy with minimal inflation will continue during the second half of the year.


                         Average Annual Total Returns

Years ended June 30, 1999             1 Year      5 Years      Life of Fund
Select Income Fund                     1.85%        6.96%         5.89%

Lehman Brothers Aggregate Bond Index   3.13%        7.82%         6.69%

Lipper Intermediate Investment
Grade Funds Average                    2.00%        6.90%         6.13%


                    Growth of a $10,000 Investment Since 1992

                           [LINE GRAPH APPEARS HERE]

                                        Lehman Brothers
                 Select Income          Aggregate Bond
Date                  Fund                  Index
----                  ----                  -----
8/92                $10,000                $10,000
12/92                10,062                 10,145
12/93                11,164                 11,134
12/94                10,626                 10,809
12/95                12,428                 12,805
12/96                12,840                 13,270
12/97                14,018                 14,533
12/98                14,975                 15,817
 6/99                14,800                 15,597


The Select Income Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed rate debt issues with an investment grade rating at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Funds Average tracks the performance of 254 funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.


Investment Sub-Adviser
Standish, Ayer & Wood, Inc.

About the Fund
The Fund seeks above-average income from corporate bonds, mortgages and securities issued by the U.S. Government.

                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

U.S. Government and Agency Obligations          52%
Corporate Notes and Bonds                       37%
Asset-Backed and Mortgage-Backed Securities      8%
Other                                            3%

                                                           Select Income Fund 31

The Investment Grade Income Fund posted a return of -1.67% for the first half of the year compared to the -1.38% return of the Lehman Brothers Aggregate Bond Index for the same period.

The first half of 1999 was a turbulent time for the U.S. bond market. As confidence slowly returned to the market, investors moved away from the safety of Treasuries and back into a variety of "spread" assets such as Government Agency paper, corporate bonds, and mortgage-backed securities. This increase in demand caused spreads to narrow and bond prices to rise. However, the economy once again proved to be more resilient than many forecasters predicted. Responding to a succession of strong economic indicators, interest rates rose in anticipation of a monetary policy tightening. Yields for intermediate Treasuries fluctuated 1.40% and ended the period more than 1.10% higher than they started the year.

The overall rise in interest rates caused the bond market to post a negative return for the period. (Bond prices move in the opposite direction to interest rates.) In addition, the yield advantage of spread assets failed to materialize as volatility continued to plague the market.

Looking ahead, the Fund's manager remains cautious. Interest rates appear to be near the top of their projected trading range. However, corporate spreads are likely to remain volatile in expectation of large new issues from companies such as Ford. In light of this, the Fund's manager has a slightly higher than normal allocation of U.S. Treasuries which can be swapped into corporate bonds if a good buying opportunity appears.


Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
The Fund's objective is to generate a high level of total return by investing in highly diversified, investment grade, fixed-income securities.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

U.S. Government and Agency Obligations          49%
Corporate Notes and Bonds                       35%
Asset-Backed and Mortgage-Backed Securities     13%
Commercial Paper                                 2%
Other                                            1%


                          Average Annual Total Returns

Years ended June 30, 1999              1 Year       5 Years      10 Years
 Investment Grade Income Fund           2.13%        7.44%         8.05%

 Lehman Brothers Aggregate Bond Index   3.13%        7.82%         8.15%

 Lipper Intermediate Investment
 Grade Funds Average                    2.00%        6.90%         7.38%


                    Growth of a $10,000 Investment Since 1989

                           [LINE GRAPH APPEARS HERE]

                      Investment Grade     Lehman Brothers Aggregate
Date                     Income Fund                Bond Index
----                     -----------                ----------
 6/89                     $10,000                   $10,000
12/89                      10,418                    10,488
12/90                      11,253                    11,426
12/91                      13,137                    13,251
12/92                      14,232                    14,234
12/93                      15,770                    15,622
12/94                      15,303                    15,167
12/95                      18,034                    17,968
12/96                      18,675                    18,618
12/97                      20,440                    20,149
12/98                      22,069                    22,192
 6/99                      21,701                    21,884

The Investment Grade Income Fund is a portfolio of the Allmerica Investment
Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of all fixed rate debt issues with an investment grade rating at least one year to maturity and an outstanding par value of at least $25 million. The Lipper Intermediate Investment Grade Funds Average tracks the performance of 254 funds investing in intermediate-term corporate and government debt securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

32 Investment Grade Income Fund

For the first half of the year, the Government Bond Fund returned -0.69%, underperforming its benchmark, the Lehman Intermediate Government Bond Index, which returned -0.46%.

During the first and second quarters, the bond market was challenged by rising interest rates and a resilient economy. As a result, Treasury yields rose and "spread sectors" (agency and mortgage-backed securities) widened. Mortgage-backed securities performed well during the first quarter only to give back their outperformance during the second quarter. Investor demand for mortgage-backed securities waned and durations extended with the rise in interest rates. In an effort to offset several months of rapid prepayments, the Fund's manager purchased additional mortgage-backed securities at relatively attractive prices in an effort to maintain a 13% to 15% allocation to this sector.

The Fund underperformed its benchmark for the first half of the year because of its greater allocation to Agency paper and mortgage-backed securities. However, the Fund's manager views this as a buying opportunity, and plans to purchase additional agency issues in an effort to increase the weighting in this sector to approximately 30% by the end of the third quarter. The Fund's manager continues to employ the core strategy of overweighting agencies and utilizing mortgage- and asset-backed securities to add higher yielding securities to the portfolio.


                          Average Annual Total Returns

Years ended June 30, 1999                  1 Year       5 Years    Life of Fund
Government Bond Fund                        3.61%        6.18%         6.44%

Lehman Intermediate Government Bond Index   4.43%        6.87%         6.82%

Lipper Short-Intermediate
U.S. Government Funds Average               3.34%        5.87%         6.04%


                    Growth of a $10,000 Investment Since 1991

                           [LINE GRAPH APPEARS HERE]

                            Government            Lehman Intermediate
        Date                Bond Fund            Government Bond Index
        ----                ---------            ---------------------
        8/91                  $10,000                   $10,000
        12/91                  10,727                    10,660
        12/92                  11,434                    11,399
        12/93                  12,292                    12,330
        12/94                  12,184                    12,114
        12/95                  13,775                    13,860
        12/96                  14,259                    14,423
        12/97                  15,269                    15,537
        12/98                  16,441                    16,856
        6/99                   16,328                    16,783

The Government Bond Fund is a portfolio of the Allmerica Investment Trust.

Portfolio composition will vary over time.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Lehman Intermediate Government Bond Index is an unmanaged index of U.S. Government and Agency bonds with remaining maturities of one to ten years. The Lipper Short-Intermediate U.S. Government Funds Average is the non-weighted average performance of 96 funds investing in short- to intermediate government securities. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.


Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Generates high income while seeking to preserve capital and maintain liquidity by investing primarily in debt instruments issued or guaranteed by the U.S. Government or its agencies.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

U.S. Government and Agency Obligations          90%
Asset-Backed and Mortgage-Backed Securities      9%
Other                                            1%

                                                         Government Bond Fund 33

The Money Market Fund posted a 2.43% return for the six month period ending June 30, 1999, outperforming the IBC/Donoghue First Tier Money Market Index's return of 2.13% for the same period.

The first quarter was turbulent for the U.S. bond market. However, economic statistics released during the quarter presented evidence that the domestic economy was more resilient than previously believed. Housing and auto sales remained robust, unemployment reached historically low levels and inflation remained subdued.

During the second quarter, investors continued to face volatile interest rates. Strong economic indicators released during the quarter led to a dramatic rise in interest rates. The rise in bond yields this year occurred despite few signs of any change in the underlying rate of inflation.

In late June, the Federal Reserve tightened monetary policy by 0.25% to 5% in an effort to slow the economy. Still, economic indicators are suggesting further strength ahead. The housing market maintains considerable strength despite rising mortgage rates. Consumer confidence is high and fosters a continuation of consumer demand. Fed officials will remain on guard against inflation and have demonstrated that they are willing to fine tune policy quickly.

The portfolio will continue to emphasize commercial paper holdings and short/medium term notes as corporate fundamentals remain positive. Maximum liquidity will be provided by a combination of agency securities and repurchase agreements without sacrificing yield. The portfolio's average weighted maturity will be structured between 65-80 days as stable cash flows enable the portfolio to capitalize on steep yield curve opportunities.


Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Strives to maximize current income for investors while preserving capital and liquidity.


                              Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

Commercial Paper                                39%
Corporate Notes and Bonds                       31%
U.S. Government and Agency Obligations          11%
Certificates of Deposit                         10%
Municipal Bonds                                  4%
Other                                            5%


                          Average Annual Total Returns

Years ended June 30, 1999             1 Year       5 Years       10 Years
Money Market Fund                      5.19%        5.38%          5.40%

IBC/Donoghue First Tier
Money Market Index                     4.61%        4.93%          4.98%

Lipper Money Market Funds Average      4.51%        4.90%          4.98%


                       Average Yield as of June 30, 1999

Money Market Fund 7-Day Yield                                      4.68%


                    Growth of a $10,000 Investment Since 1989

                           [LINE GRAPH APPEARS HERE]

                                                 IBC/Donoghue
                     Money Market                 First Tier
Date                    Fund                  Money Market Index
----                    ----                  ------------------
6/89                  $10,000                      $10,000
12/89                  10,426                       10,421
12/90                  11,278                       11,235
12/91                  11,981                       11,873
12/92                  12,435                       12,268
12/93                  12,807                       12,591
12/94                  13,311                       13,056
12/95                  14,088                       13,766
12/96                  14,843                       14,438
12/97                  15,654                       15,161
12/98                  16,517                       15,913
 6/99                  16,918                       16,252

The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time. The Fund is neither insured nor guaranteed the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. IBC/Donoghue is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of 317 funds within the Money Market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

34 Money Market Fund

                                                                      Financials

                       This page intentionally left blank.

                          Select Emerging Markets Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Value
  Shares                                                           (Note 2)
----------------------------------------------------------------------------
 COMMON STOCKS - 91.5%

         Argentina - 1.9%
   4,100 Banco de Galicia S.A., Sponsored ADR                     $   83,025
   3,400 Banco Hipotecario, S.A.                                      34,685
  17,800 Gas Natural Ban S.A.                                         35,605
  12,000 Perez Companc S.A., Class B                                  69,610
  13,000 Siderar S.A.I.C.*                                            40,955
  20,500 Telecom Argentina Stet - France Telecom S.A., Class B       115,636
   8,200 Telefonos de Argentina, Sponsored ADR                       257,275
                                                                  ----------
                                                                     636,791
                                                                  ----------

         Botswana - 0.2%
  47,000 Sechaba Breweries, Ltd.                                      54,205
                                                                  ----------

         Brazil - 9.2%
   4,200 Aracruz Celulose S.A., Sponsored ADR                         92,400
   7,772 CEMIG S.A., Sponsored ADR                                   162,195
  14,400 Cia Cervejaria Brahma, ADR                                  162,900
  21,100 Cia Paranaense Enernergia-Copel, Sponsored ADR              176,713
   3,900 Cia Siderurgica Nacional S.A., Sponsored ADR                102,375
   6,700 Companhia Brasileira de Distribuicao Grupo Pao de
         Acucar, GDR                                                 125,206
  22,300 Compania Vale Do Rio Doce, Sponsored ADR                    442,742
  27,200 Electrobras*                                                273,850
  10,000 Embratel Partipacoes S.A., Sponsored ADR                    138,750
  13,500 Telesp Participacoes S.A., Sponsored ADR, Preferred         308,813
  18,400 Petroleo Brasileiro S.A., Sponsored ADR                     283,325
   3,600 Tele Celular Sul Participacoes S.A., ADR                     78,075
   4,000 Tele Centro Sul Participacoes S.A., ADR                     220,000
   5,300 Tele Norte Leste Participacoes S.A., ADR*                    96,725
     900 Telecomunicacoes Brasileiras S.A., Preferred                 81,169
   2,100 Telecomunicacoes Brasileiras S.A.*                              131
   4,000 Telesp Celular Participacoes S.A., ADR*                     107,000
   9,400 Uniao de Bancos Brasileiros S.A., Sponsored GDR             226,188
                                                                  ----------
                                                                   3,078,557
                                                                  ----------

         Chile - 2.2%
   2,400 Banco Santander Chile, Sponsored ADR                         37,200
   6,100 Chilectra S.A., ADR                                         131,985
   2,100 Compania Cerveceri AS Unibas S.A., ADR                       60,113
   6,100 Compania de Telecomunicaciones, Sponsored ADR               150,975
   6,500 Distribucion y Servicio, ADR                                121,875
   4,900 Embotelladora Andina S.A., Class B, Sponsored ADR            74,725
   1,511 Enersis S.A., Sponsored ADR                                  34,564
   6,000 Quinenco S.A., ADR                                           56,250
   2,300 Sociedad Quimica y Minera de Chile S.A., ADR                 81,363
      86 Sociedad Quimica y Minera de Chile S.A., Sponsored ADR        3,010
                                                                  ----------
                                                                     752,060
                                                                  ----------

         China - 0.3%
   5,000 Huaneng Power International, Sponsored ADR                   85,625
                                                                  ----------

         Croatia - 0.2%
   5,650 Pliva D.D., GDR*                                             84,039
                                                                  ----------

                                                              Value
  Shares                                                    (Note 2)
---------------------------------------------------------------------
         Czech Republic - 0.9%
   7,500 Ceska Spritelna A.S.*                             $   36,173
   7,900 Komercni Banka A.S.*                                  49,672
  12,380 SPT Telecom A.S.*                                    199,987
                                                           ----------
                                                              285,832
                                                           ----------

         Egypt - 0.2%
   2,000 EFG-Hermes Holding, S.A.E., GDR                       23,600
   2,900 Oriental Weavers Co.                                  59,122
                                                           ----------
                                                               82,722
                                                           ----------

         Greece - 4.4%
   1,820 Antenna TV S.A., ADR*                                 25,025
   7,474 Alpha Credit Bank S.A.                               481,841
   6,580 Hellenic Bottling Co.                                159,025
  14,738 Hellenic Telecommunication Organization              315,934
   3,458 National Bank of Greece S.A.                         226,254
   3,960 STET Hellas Telecommunications S.A., ADR*             88,605
   2,000 Titan Cement Co. S.A.                                184,197
                                                           ----------
                                                            1,480,881
                                                           ----------

         Hong Kong - 2.4%
 356,000 Beijing Datang Power Generation Co.                  114,703
  34,000 Beijing Enterprises Holdings, Ltd.                    70,111
  84,000 China Merchants China Direct Investments, Ltd.        73,618
 147,000 China Resources Beijing Land                          33,722
  57,000 China Resources Enterprise, Ltd.                     100,645
  60,000 China Telecom, Ltd.*                                 166,644
  90,000 Cosco Pacific, Ltd.                                   74,817
  34,000 New World Infrastructure, Ltd.*                       63,978
  60,000 Ng Fung Hong, Ltd.                                    49,878
 266,000 Zhehuang Expressway Co., Ltd.                         52,801
                                                           ----------
                                                              800,917
                                                           ----------

         Hungary - 1.5%
  10,570 Matav Rt., Sponsored ADR                             290,675
   6,640 MOL Magyar Olaj, GDR                                 160,048
   1,500 OTP Bank Rt., GDR                                     62,574
                                                           ----------
                                                              513,297
                                                           ----------

         India - 7.9%
   3,100 Bajaj Auto, Ltd., Sponsored GDR                       50,840
   6,000 Gujarat Ambuja Cements, Ltd., GDR                     49,200
   2,400 Infosys Technologies, Ltd., ADR                      139,200
  21,800 ITC, Ltd., Sponsored GDR                             613,670
  16,000 Larsen & Toubro, Ltd., GDR                           246,800
  16,900 Mahanagar Telephone Nigam, Ltd., GDR                 144,992
  31,500 Mahindra & Mahindra, Ltd., GDR*                      209,475
  13,500 Ranbaxy Laboratories, Ltd., GDR                      223,425
  38,000 Reliance Industries, Ltd., GDR                       381,900
  32,000 State Bank of India, GDR                             392,800
     200 Tata Electric Co., Sponsored GDR                      29,700
  10,000 Tata Engineering and Locomotive Co., Ltd., GDR*       47,348
  12,000 Videsh Sanchar Nigam, Ltd., GDR                      126,476
                                                           ----------
                                                            2,655,826
                                                           ----------

                       See Notes to Financial Statements.
--------------------------------------------

                          Select Emerging Markets Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Value
    Shares                                                         (Note 2)
----------------------------------------------------------------------------
            Indonesia - 2.9%
   129,000  PT Astra International, Tbk*                          $   58,463
 2,660,000  PT Bank Internasional Indonesia*                          76,608
    47,000  PT Gudang Garam                                          126,458
    57,000  PT Hanjaya Mandala Sampoerna Tbk*                        129,584
    95,000  PT Indofoods Sukses Makmur Tbk*                          128,488
    31,500  PT Indosat                                                59,828
   678,780  PT Telekomunikasi Indonesia                              390,638
                                                                  ----------
                                                                     970,067
                                                                  ----------

            Israel - 3.3%
    33,690  Bank Hapoalim                                             86,270
   107,000  Bank Leumi Le-Israel                                     201,834
    23,070  Bezeq Israel Telecommunication Corp., Ltd.*               92,728
    13,000  Blue Square-Israel, Ltd., ADR                            206,375
     6,980  ECI Telecommunications, Ltd., ADR                        231,649
    22,000  Supersol, Ltd.                                            64,504
     4,760  Teva Pharmaceutical Industries, Ltd., Sponsored ADR      233,240
                                                                  ----------
                                                                   1,116,600
                                                                  ----------

            Luxembourg - 0.2%
     6,600  Quilmes Industrial, ADR                                   81,675
                                                                  ----------

            Malaysia - 0.5%
    45,000  IOI Corp. Berhad                                          28,535
    20,000  Petronas Gas Berhad                                       47,362
     9,000  Resorts World Berhad                                      21,195
    15,000  Tanjong Plc                                               37,298
    18,000  Tenaga Nasional Berhad                                    41,441
                                                                  ----------
                                                                     175,831
                                                                  ----------

            Mauritius - 0.2%
    85,000  State Bank of Mauritius, Ltd.                             55,658
                                                                  ----------

            Mexico - 12.9%
    18,000  Alfa S.A. de C.V.                                         74,714
    63,500  Cemex S.A. CPO                                           312,718
   282,400  Cifra S.A. de C.V., Series C*                            508,998
    27,300  Consorcio ARA S.A.*                                      109,697
    79,400  Controladora Comercial Mexicana S.A.                      83,505
    75,800  Fomento Economico Mexicano S.A.                          299,357
    56,600  Grupo Continental S.A.*                                   88,813
    99,300  Grupo Financiero Banamex, Class O*                       250,564
    94,500  Grupo Industrial Bimbo, Series A                         210,404
    39,600  Grupo Industrial Saltillo, Class B                       139,388
    77,000  Grupo Modelo S.A. de C.V.                                219,604
     6,100  Grupo Televisa S.A., Sponsored GDR*                      273,356
    33,300  Industrias Penoles S.A.                                   96,384
    64,300  Kimberly-Clark de Mexico, Series A                       262,807
    17,200  Telefonos de Mexico, Sponsored ADR                     1,389,975
                                                                  ----------
                                                                   4,320,284
                                                                  ----------

                                                                 Value
  Shares                                                       (Note 2)
------------------------------------------------------------------------
         Peru - 0.8%
  84,138 Banco Continental                                    $   42,675
   4,700 Compania de Minas Buenaventura S.A., Sponsored ADR       71,969
   3,200 Credicorp, Ltd.                                          35,200
   9,000 Telefonica de Peru, Sponsored ADR                       136,125
                                                              ----------
                                                                 285,969
                                                              ----------

         Philippines - 2.2%
 388,600 Ayala Corp.                                             127,500
 283,600 Ayala Land, Inc.                                         89,334
  42,050 Manila Electirc Co., Class B                            151,203
   9,000 Metropolitan Bank & Trust Co.                            89,764
   2,000 Philippine Long Distance Telephone Co.                   60,892
   4,700 Philippine Long Distance Telephone Co.*                 143,097
  39,600 San Miguel, Class B                                      86,269
                                                              ----------
                                                                 748,059
                                                              ----------

         Poland - 1.6%
  11,850 Bank Handlowy W Warszawie, GDR*                         164,611
  10,500 Elektrim Spolka Akcyjna S.A.                            148,509
   2,790 KGHM Polska Miedz SA, GDR*                               35,129
  28,440 Telekomunikacja Polska S.A., GDR*                       199,344
                                                              ----------
                                                                 547,593
                                                              ----------

         Russia - 1.6%
   4,450 LUKoil Holding, Sponsored ADR*                          176,220
  23,030 Surgutneftegaz, Sponsored ADR*                          182,743
  20,110 Unified Energy Systems, GDR*                            175,963
                                                              ----------
                                                                 534,926
                                                              ----------

         South Africa - 8.0%
  38,000 ABSA Group, Ltd.                                        214,932
   7,585 Anglo American Industrial Corp.*                        354,281
  33,650 Barlow, Ltd.                                            193,959
  14,200 Ellerine Holdings, Ltd.                                  56,448
   9,000 Fedsure Holdings, Ltd.                                   94,509
 172,100 FirstRand, Ltd.*                                        196,693
  52,000 Illovo Sugar, Ltd.                                       57,273
  40,384 LA Retail Stores, Ltd.*                                  54,850
   4,222 Liberty International Plc*                               28,670
  10,055 Liberty Life Association of Africa, Ltd.                128,737
 113,800 Malbak, Ltd.                                             78,226
 223,000 Metro Cash and Carry, Ltd.*                             184,689
  27,000 Nampak, Ltd.                                             74,682
 125,000 Profurn, Ltd.                                            95,863
  20,335 Rembrandt Group, Ltd.                                   169,417
 167,700 Sanlam, Ltd.*                                           198,607
  27,000 Sappi, Ltd.                                             197,664
  22,200 Sasol, Ltd.                                             158,295
  16,797 South African Breweries, Ltd.                           145,783
                                                              ----------
                                                               2,683,578
                                                              ----------


                       See Notes to Financial Statements.
                         ------------------------------------------------------

                          Select Emerging Markets Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Value
    Shares                                                      (Note 2)
-------------------------------------------------------------------------
            South Korea - 12.9%
     3,600  Daewoo Securities Co.                              $   69,978
     9,875  Kookmin Bank                                          200,486
    14,007  Kookmin Bank, Sponsored GDR (A)                       284,384
    23,600  Korea Electric Power Corp.                            980,700
       500  Korea Telecom Corp., Sponsored ADR*                    20,000
     8,186  L.G. Chemical, Ltd.                                   222,772
     2,440  Pohang Iron & Steel Co., Ltd.                         288,795
     2,500  Pohang Iron & Steel Co., Sponsored ADR                 84,063
     5,793  Samsung Electro-Mechanics Co.                         200,190
    13,863  Samsung Electronics Co.                             1,521,037
    24,200  Shinhan Bank                                          271,793
     6,767  SK Corp.                                              194,679
                                                               ----------
                                                                4,338,877
                                                               ----------

            Taiwan - 8.4%
    35,500  Acer, Inc., GDR*                                      443,218
     2,000  Advanced Semiconductor Engineering, Inc., GDR*         44,050
     9,000  Asia Cement Corp.* (A)                                 80,807
    20,720  Asustek Computer, Inc., GDR*                          233,508
    26,000  China Steel Corp., Sponsored GDR*                     397,800
    17,500  Evergreen Marine Corp., GDR*                          218,892
    24,530  Fubon Insurance Co., GDR*                             271,888
    23,689  Siliconware Precision Industries Co., GDR*            320,394
     7,150  Synnex Technology International Corp., GDR*           148,760
    15,212  Taiwan Semiconductor Manufacturing Co., ADR*          517,208
    13,000  Winbond Electronics Corp., GDR*                       147,311
                                                               ----------
                                                                2,823,836
                                                               ----------

            Thailand - 2.6%
     9,500  Advanced Info Service Public Co., Ltd.*               128,726
    19,000  Bangkok Bank Public Co., Ltd.*                         71,056
    77,000  Electricity Generating Public Co., Ltd.               147,116
    15,000  PTT Exploration and Production Public Co., Ltd.*      114,635
     2,900  Siam Cement Co., Ltd.*                                 88,022
   119,000  TelecomAsia Corp., Public Co., Ltd.*                  120,131
    24,000  Thai Farmers Bank Public Co., Ltd.*                    74,146
    37,000  Total Access Communication Public Co., Ltd.*          118,400
                                                               ----------
                                                                  862,232
                                                               ----------

            Turkey - 1.7%
 2,541,550  Akbank Non-Tradable Receipts*                          37,339
 5,447,600  Akbank, T.A.S.                                         80,032
 4,185,635  Haci Omer Sabanci Holding, AS                          93,230
   177,010  Migros Turk, TAS                                      220,203
 9,845,993  Yapi ve Kredi Bankasi A.S.                            142,317
                                                               ----------
                                                                  573,121
                                                               ----------

            Zimbabwe - 0.4%
 1,240,000  Econet Wireless Holdings, Ltd.*                       146,816
                                                               ----------
            Total Common Stocks                                30,775,874
                                                               ----------
            (Cost $25,433,086)

                                                            Value
    Shares                                                (Note 2)
--------------------------------------------------------------------
 INVESTMENT COMPANIES - 1.8%

            Taiwan - 1.8%
    44,100  R.O.C. Taiwan Fund                           $   355,556
    12,000  Taiwan Fund, Inc.                                249,000
                                                         -----------
            Total Investment Companies                       604,556
                                                         -----------
            (Cost $551,027)

 RIGHTS - 1.3%

            South Korea - 1.1%
     2,000  Korea Telecom Corp.*                              95,800
       200  SK Telecom Co., Ltd.*                            270,496
                                                         -----------
                                                             366,296
                                                         -----------

            Turkey - 0.2%
 4,134,228  Yapi Ve Kredi Bankasi*                            52,524
                                                         -----------
            Total Rights                                     418,820
                                                         -----------
            (Cost $210,981)

 PREFERRED STOCKS - 0.3%

            Thailand - 0.3%
    77,000  Siam Commercial Bank Public Company, Ltd.*       109,556
                                                         -----------
            Total Preferred Stocks                           109,556
                                                         -----------
            (Cost $74,584)

 Total Investments - 94.9%                                31,908,806
                                                         -----------
 (Cost $26,269,678)
 Net Other Assets and Liabilities - 5.1%                   1,710,600
                                                         -----------
 Total Net Assets - 100.0%                               $33,619,406
                                                         ===========

------------------
*   Non-income producing security.
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registra-tion, to qualified institutional buyers. At June 30, 1999, these securities amounted to $365,191 or 1.09% of net assets.
ADR American Depositary Receipt. Shares of a foreign based corporation held in
    U.S. banks entitling the shareholder to all dividends and capital gains. GDR Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

                       See Notes to Financial Statements.
--------------------------------------------

                          Select Emerging Markets Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Industry Concentration
 of Total Investments
as a Percentage of Net
        Assets:

Telephone Systems           18.2%
Banking                     11.2
Electronics                  8.2
Electric Utilities           7.5
Beverages, Food & Tobacco    7.1
Metals                       5.1
Oil & Gas                    4.2
Industrial - Diversified     4.1
Building Materials           2.7
Retailers                    2.7
Computers & Information      2.5
Financial Services           2.2
Forest Products & Paper      2.1
Insurance                    2.1
Food Retailers               2.0
Investment Companies         1.8
Pharmaceuticals              1.6
Real Estate                  1.5
Mining                       1.1
Communications               1.0
Transportation               1.0
Automotive                   0.9
Chemicals                    0.9
Media - Broadcasting &
 Publishing                  0.9
Heavy Machinery              0.7
Electrical Equipment         0.4
Computer Software &
 Processing                  0.4
Commercial Services          0.3
Heavy Construction           0.2
Textiles, Clothing &
 Fabrics                     0.2
Entertainment & Leisure      0.1
                           ------
                            94.9%
                           ======

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

 Currency   Contracts To Settlement Contracts At In Exchange  Unrealized
   Value      Deliver       Date       Value     for U.S. $  Depreciation
 --------   ------------ ---------- ------------ ----------- ------------
 1,949,000      HKD       01/21/00  $    249,889 $   244,214 $     (5,675)
                                    ============ =========== ============

------------------
HKD Hong Kong Dollars
FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $26,465,472. Net unrealized appreciation (depreciation) aggregated $5,443,334, of which $6,948,058 related to appreciated investment securities and $1,504,724 related to depreciated investment securities.
OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $13,148,001 and $6,871,968 of non-governmental issuers, respectively.


                       See Notes to Financial Statements.
                         ------------------------------------------------------

                         Select Aggressive Growth Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                     Value
  Shares                                           (Note 2)
-------------------------------------------------------------
 COMMON STOCKS - 99.3%

         Computer Software & Processing - 16.2%
 642,100 Acclaim Entertainment, Inc.*             $ 4,093,378
 104,000 Advantage Learning Systems, Inc.*          2,301,000
 154,800 BMC Software, Inc.*                        8,359,200
 156,800 Citrix Systems, Inc.*                      8,859,200
 324,200 Compuware Corp.*                          10,313,613
  71,800 Electronics for Imaging, Inc.*             3,688,725
 241,800 IMRglobal Corp.*                           4,654,650
  65,000 Jack Henry & Associates, Inc.              2,551,250
 105,000 Microsoft Corp.*                           9,469,688
 176,000 Rational Software Corp.*                   5,797,000
  37,700 SEI Investment Co.                         3,327,025
 223,678 Siebel Systems, Inc.*                     14,846,627
 879,700 Sybase, Inc.*                              9,676,700
 337,700 Symantec Corp.*                            8,611,350
 351,200 Unisys Corp.*                             13,674,850
 216,600 Verity, Inc.*                             11,737,013
  66,400 Yahoo!, Inc.*                             11,437,400
                                                  -----------
                                                  133,398,669
                                                  -----------

         Retailers - 13.9%
 215,800 Abercrombie & Fitch Co., Class A*         10,358,400
 398,700 American Eagle Outfitters, Inc.*          18,140,850
 167,200 AnnTaylor Stores Corp.*                    7,524,000
 330,000 Best Buy Company, Inc.*                   22,275,000
 142,600 Federated Department Stores, Inc.*         7,548,888
 269,115 Intimate Brands, Inc.                     12,749,323
 262,000 Ross Stores, Inc.                         13,198,250
 400,800 TJX Cos., Inc.                            13,351,650
 223,400 Zale Corp.                                 8,936,000
                                                  -----------
                                                  114,082,361
                                                  -----------

         Computers & Information - 8.1%
 267,900 Apple Computer, Inc.*                     12,407,119
 148,000 Bell & Howell Co.*                         5,596,250
 214,200 Comverse Technology, Inc.*                16,172,100
 328,800 EMC Corp.*                                18,084,000
 246,400 Seagate Technology, Inc.*                  6,314,000
 271,000 Xircom, Inc.*                              8,146,938
                                                  -----------
                                                   66,720,407
                                                  -----------

         Electronics - 7.6%
  58,000 Cree Research, Inc.*                       4,462,375
  66,500 CTS Corp.                                  4,655,000
 258,900 Power Integrations, Inc.*                 18,932,063
 183,300 RF Micro Devices, Inc.*                   13,678,763
  59,300 Sanmina Corp.*                             4,499,388
 246,700 Vitesse Semiconductor Corp.*              16,636,831
                                                  -----------
                                                   62,864,420
                                                  -----------

         Medical Supplies - 5.7%
  96,600 Allergan, Inc.                            10,722,600
  71,800 Danaher Corp.                              4,173,375
 281,600 VISX, Inc.*                               22,299,200
 187,400 Waters Corp.*                              9,955,625
                                                  -----------
                                                   47,150,800
                                                  -----------

                                                                 Value
  Shares                                                       (Note 2)
------------------------------------------------------------------------
         Heavy Machinery - 5.5%
 127,200 Briggs & Stratton Corp.                              $7,345,800
 169,500 Dycom Industries, Inc.*                               9,492,000
 152,700 Ingersoll Rand Co.                                    9,868,238
   3,750 Manitowoc, Inc.                                         156,094
 164,000 United Technologies Corp.                            11,756,750
 163,400 York International Corp.                              6,995,563
                                                              ----------
                                                              45,614,445
                                                              ----------
         Pharmaceuticals - 5.2%
 212,700 Alpharma, Inc., Class A                               7,564,144
 151,000 Amerisource Health Corp., Class A*                    3,850,500
 116,900 Andrx Corp.*                                          9,015,913
 115,000 Biogen, Inc.*                                         7,395,938
 270,150 Medicis Pharmaceutical, Class A*                      6,855,056
 119,300 Medimmune, Inc.*                                      8,082,575
                                                              ----------
                                                              42,764,126
                                                              ----------
         Home Construction, Furnishings & Appliances - 4.1%
 319,400 Furniture Brands International, Inc.*                 8,903,275
  49,000 LADD Furniture, Inc.*                                 1,029,000
 163,200 Maytag Corp.                                         11,373,000
 174,600 Owens Corning                                         6,001,875
 276,000 Pulte Corp.                                           6,365,250
                                                              ----------
                                                              33,672,400
                                                              ----------
         Financial Services - 3.0%
 180,600 Countrywide Credit Industries, Inc.                   7,720,650
 410,888 Metris Cos., Inc.                                    16,743,686
                                                              ----------
                                                              24,464,336
                                                              ----------
         Insurance - 2.6%
 129,600 Hartford Life, Inc., Class A                          6,820,200
  83,500 Pacificare Health Systems, Inc.*                      6,006,781
 225,500 Trigon Healthcare, Inc.*                              8,202,563
                                                              ----------
                                                              21,029,544
                                                              ----------
         Restaurants - 2.5%
 260,900 Brinker International, Inc.*                          7,093,219
 359,200 Darden Restaurants, Inc.                              7,835,050
 101,900 Tricon Global Restaurants, Inc.*                      5,515,338
                                                              ----------
                                                              20,443,607
                                                              ----------
         Textiles, Clothing & Fabrics - 2.3%
 248,200 Jones Apparel Group, Inc.*                            8,516,363
  91,200 K-Swiss, Inc., Class A                                4,240,800
  84,700 Tommy Hilfiger Corp.*                                 6,225,450
                                                              ----------
                                                              18,982,613
                                                              ----------
         Transportation - 2.2%
 298,500 Avis Rent A Car, Inc.*                                8,693,813
 159,300 Hertz Corp., Class A                                  9,876,600
                                                              ----------
                                                              18,570,413
                                                              ----------

                       See Notes to Financial Statements.
--------------------------------------------

                         Select Aggressive Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                             Value
  Shares                                   (Note 2)
-----------------------------------------------------
         Aerospace & Defense - 2.2%
 176,200 Gulfstream Areospace Corp.*      $11,904,513
  80,800 Textron, Inc.                      6,650,850
                                          -----------
                                           18,555,363
                                          -----------

         Communications - 2.0%
 247,400 Tellabs, Inc.*                    16,714,963
                                          -----------

         Forest Products & Paper - 2.0%
 183,500 Boise Cascade Corp.                7,890,500
 184,600 Georgia-Pacific Corp.              8,745,425
                                          -----------
                                           16,635,925
                                          -----------

         Automotive - 1.9%
 128,400 Arvin Industries, Inc.             4,863,150
  36,800 General Motors Corp.               2,428,800
  30,000 Meritor Automotive, Inc.             765,000
 145,100 Navistar International Corp.*      7,255,000
                                          -----------
                                           15,311,950
                                          -----------

         Commercial Services - 1.8%
 197,800 Labor Ready, Inc.                  6,428,500
 133,700 Ogden Corp.                        3,601,544
 107,200 Quintiles Transnational Corp.*     4,502,400
                                          -----------
                                           14,532,444
                                          -----------

         Telephone Systems - 1.5%
 103,600 Exodus Communications, Inc.*      12,425,525
                                          -----------

         Chemicals - 1.4%
  95,700 Church & Dwight Co., Inc.          4,162,950
 222,300 Geon Co.                           7,169,175
                                          -----------
                                           11,332,125
                                          -----------

         Building Materials - 1.2%
 150,300 Southdown, Inc.                    9,656,775
                                          -----------

         Health Care Providers - 1.1%
   1,908 Coram Healthcare Corp.*                3,339
 128,000 Laser Vision Centers, Inc.*        8,064,000
  41,000 Lincare Holdings, Inc.*            1,025,000
                                          -----------
                                            9,092,339
                                          -----------

                                                         Value
     Shares                                             (Note 2)
-------------------------------------------------------------------
             Metals - 1.1%
     283,800 CommScope, Inc.*                         $  8,726,850
                                                      ------------

             Media-Broadcasting & Publishing - 1.0%
     416,900 Valuevision International, Inc.*            8,285,888
                                                      ------------

             Heavy Construction - 0.9%
     319,300 Lennar Corp.                                7,663,200
                                                      ------------

             Beverages, Food & Tobacco - 0.7%
     247,600 IBP, Inc.                                   5,880,500
                                                      ------------

             Banking - 0.6%
     136,200 Net.B@Nk, Inc.*                             5,175,600
                                                      ------------

             Advertising - 0.5%
      48,000 DoubleClick, Inc.*                          4,404,000
                                                      ------------

             Airlines - 0.5%
      95,500 Alaska Air Group, Inc.*                     3,987,125
                                                      ------------

             Total Common Stocks                       818,138,713
                                                      ------------
             (Cost $552,321,641)
  Par Value
  ---------
 COMMERCIAL PAPER (A) - 1.1%

             Financial Services - 1.1%
 $8,860,000  Associates Corp. of North America
             5.65%, 07/01/99                             8,858,609
                                                      ------------
             Total Commercial Paper                      8,858,609
                                                      ------------
             (Cost $8,858,609)

 Total Investments - 100.4%                            826,997,322
                                                      ------------
 (Cost $561,180,250)
 Net Other Assets and Liabilities - (0.4)%              (3,410,776)
                                                      ------------
 Total Net Assets - 100.0%                            $823,586,546
                                                      ============

------------------
*   Non-income producing security.
(A) Effective yield at time of purchase.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $561,254,787. Net unrealized appreciation (depreciation) aggregated $265,742,535, of which $293,685,623 related to appreciated investment securi-ties and $27,943,088 related to depreciated investment securities.

OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $207,403,449 and $260,986,210 of non-governmental issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $54,902,200. The value of collateral amounted to $56,381,800 which consisted of cash equiva-lents (note 2).

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                        Select Capital Appreciation Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                           Value
  Shares                                                 (Note 2)
------------------------------------------------------------------
 COMMON STOCKS - 97.8%

         Computer Software & Processing - 14.7%
 128,000 Acxiom Corp.*                                  $3,192,000
 145,000 Affiliated Computer Services, Inc., Class A*    7,340,625
  43,200 BMC Software, Inc.*                             2,332,800
  79,000 Ceridian Corp.*                                 2,582,313
 190,000 Ciber, Inc.*                                    3,633,750
  19,000 Citrix Systems, Inc.*                           1,073,500
  13,850 DST Systems Inc.*                                 870,819
 154,500 Gartner Group Inc., Class A*                    3,167,250
  24,000 Intuit, Inc.*                                   2,163,000
  85,600 National Data Corp.                             3,659,400
 238,100 NOVA Corp.*                                     5,952,500
 196,000 Parametric Technology Corp.*                    2,719,500
 180,000 Saville Systems Plc, Sponsored ADR*             2,610,000
  41,000 Sterling Commerce Corp.*                        1,496,500
 127,000 SunGard Data Systems, Inc.*                     4,381,500
  82,000 Synopsys, Inc.*                                 4,525,375
                                                        ----------
                                                        51,700,832
                                                        ----------
         Retailers - 10.0%
  84,800 AutoZone, Inc.*                                 2,554,600
 170,000 BJ'S Wholesale Club, Inc.*                      5,110,625
 124,200 Borders Group, Inc.*                            1,963,913
 108,000 Circuit City Stores, Inc.                      10,044,000
  40,000 Costco Cos., Inc.*                              3,202,500
 187,000 Family Dollar Stores, Inc.                      4,488,000
  66,000 Kroger Co.*                                     1,843,875
 114,000 MSC Industrial Co., Class A*                    1,168,500
  61,000 Saks, Inc.*                                     1,761,375
  91,000 Shopko Stores, Inc.*                            3,298,750
                                                        ----------
                                                        35,436,138
                                                        ----------
         Electronics - 8.7%
 113,000 Analog Devices, Inc.*                           5,671,178
  61,500 Maxim Intergrated Products, Inc.*               4,089,750
  94,500 Molex Inc., Class A                             2,976,750
  85,000 PMC Sierra, Inc.*                               5,009,688
  20,000 Sanmina Corp.*                                  1,517,500
 129,000 SCI Systems, Inc.*                              6,127,500
  92,000 Xilinx, Inc.*                                   5,267,000
                                                        ----------
                                                        30,659,366
                                                        ----------
         Pharmaceuticals - 8.2%
  75,000 ALZA Corp., Class A*                            3,815,625
 134,000 AmeriSource Health Corp., Class A*              3,417,000
  68,000 Biogen, Inc.*                                   4,373,250
  33,000 Centocor, Inc.*                                 1,538,625
  88,000 Gilead Sciences, Inc.*                          4,598,000
  39,000 Medimmune, Inc.*                                2,642,250
  88,000 Schein (Henry), Inc.*                           2,788,500
   6,600 Sepracor, Inc.*                                   536,250
  37,800 Shire Pharmaceuticals Group, Plc*                 982,800
  86,000 Teva Pharmaceutical Industries, Inc., ADR       4,214,000
                                                        ----------
                                                        28,906,300
                                                        ----------

                                                  Value
  Shares                                        (Note 2)
---------------------------------------------------------
         Commercial Services - 5.0%
   1,400 Allied Waste Industries, Inc.*        $   27,650
  24,000 Concord EFS, Inc.*                     1,015,500
 157,000 Interim Services Co.*                  3,238,125
 258,000 Republic Services, Inc.*               6,385,500
  60,000 Robert Half International, Inc.*       1,560,000
 192,000 Romac International, Inc.*             1,704,000
 125,000 United Rentals, Inc.*                  3,687,500
                                               ----------
                                               17,618,275
                                               ----------
         Medical Supplies - 4.7%
  68,600 Danaher Corp.                          3,987,375
  29,000 KLA-Tencor Corp.*                      1,881,375
  41,800 Millipore Corp.                        1,695,513
 262,000 Omnicare, Inc.                         3,307,750
 152,000 Sybron International Corp.*            4,189,500
  30,700 Waters Corp.*                          1,630,938
                                               ----------
                                               16,692,451
                                               ----------
         Insurance - 4.0%
  69,000 ACE, Ltd.                              1,949,250
  23,500 E.W. Blanch Holdings, Inc.             1,602,406
   6,200 Fairfax Financial Holdings, Ltd.*      1,654,676
  55,000 MGIC Investment Corp.                  2,674,375
  86,000 Protective Life Corp.                  2,838,000
  65,000 Radian Group Inc.                      3,172,813
                                               ----------
                                               13,891,520
                                               ----------
         Telephone Systems - 3.7%
  82,000 Crown Castle International Corp.*      1,706,625
 194,200 VoiceStream Wireless Corp.*            5,522,563
 221,000 Western Wireless Corp., Class A*       5,967,000
                                               ----------
                                               13,196,188
                                               ----------
         Entertainment & Leisure - 3.5%
 128,000 Boyds Collection, Ltd.*                2,216,000
 140,000 Premier Parks Inc.*                    5,145,000
 114,000 Royal Caribbean Cruises, Ltd.          4,987,500
                                               ----------
                                               12,348,500
                                               ----------
         Textiles, Clothing & Fabrics - 3.5%
 177,000 Jones Apparel Group, Inc.*             6,073,313
 232,000 Warnaco Group, Inc.                    6,206,000
                                               ----------
                                               12,279,313
                                               ----------
         Beverages, Food & Tobacco - 3.4%
 115,000 Richfood Holdings, Inc.                2,026,875
 121,000 Suiza Foods Corp.*                     5,066,875
 117,000 U.S. Foodservice, Inc.                 4,987,125
                                               ----------
                                               12,080,875
                                               ----------

                       See Notes to Financial Statements.
--------------------------------------------

                        Select Capital Appreciation Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
  Shares                                              (Note 2)
---------------------------------------------------------------
         Health Care Providers - 3.3%
 138,000 Covance, Inc.*                              $3,303,375
 103,000 HCR Manor Care, Inc.*                        2,491,313
 188,000 Total Renal Care Holdings, Inc.*             2,925,750
  35,600 Wellpoint Health Networks, Inc., Class A*    3,021,550
                                                     ----------
                                                     11,741,988
                                                     ----------
         Banking - 3.1%
  72,000 Capital One Financial Corp.                  4,009,500
 135,000 CIT Group, Inc., Class A                     3,898,125
 145,000 North Fork Bancorporation, Inc.              3,090,313
                                                     ----------
                                                     10,997,938
                                                     ----------
         Advertising - 3.0%
  44,800 Catalina Marketing Corp.*                    4,121,600
 173,000 Outdoor Systems, Inc.*                       6,314,500
                                                     ----------
                                                     10,436,100
                                                     ----------
         Financial Services - 2.7%
 123,000 Heller Financial, Inc.                       3,420,938
 160,000 Waddell & Reed Financial, Class A            4,390,000
  68,000 Waddell & Reed Financial, Class B            1,836,000
                                                     ----------
                                                      9,646,938
                                                     ----------
         Restaurants - 2.6%
 116,000 Outback Steakhouse, Inc.*                    4,560,250
  68,200 Sodexho Marriott Services, Inc.*             1,308,588
 110,000 Viad Corp.                                   3,403,125
                                                     ----------
                                                      9,271,963
                                                     ----------
         Transportation - 2.2%
  22,800 C.H. Robinson Worldwide Inc.                   837,900
 130,000 Galileo International, Inc.                  6,946,875
                                                     ----------
                                                      7,784,775
                                                     ----------
         Heavy Machinery - 2.1%
  67,000 Pentair, Inc.                                3,065,250
 101,000 Smith International, Inc.*                   4,387,188
                                                     ----------
                                                      7,452,438
                                                     ----------
         Oil & Gas - 2.0%
 184,000 BJ Services Co.*                             5,416,500
 156,600 Ocean Energy, Inc.*                          1,507,275
                                                     ----------
                                                      6,923,775
                                                     ----------
         Food Retailers - 1.7%
  31,800 General Nutrition Cos.*                        741,338
 109,000 Whole Foods Market, Inc.*                    5,238,813
                                                     ----------
                                                      5,980,151
                                                     ----------
         Media-Broadcasting & Publishing - 1.4%
  17,000 Clear Channel Communications, Inc.*          1,171,938
  81,000 Rogers Communications, Inc., Class B*        1,311,188
  36,000 Univision Communications, Inc.*              2,376,000
                                                     ----------
                                                      4,859,126
                                                     ----------

                                                           Value
     Shares                                               (Note 2)
---------------------------------------------------------------------
             Computers & Information - 1.0%
     139,000 Ingram Micro Inc., Class A*                $  3,579,250
                                                        ------------
             Electrical Equipment - 1.0%
      82,000 Teleflex, Inc.                                3,561,875
                                                        ------------
             Communications - 0.8%
     100,000 Omnipoint Corp.*                              2,893,750
                                                        ------------
             Chemicals - 0.7%
      56,000 Great Lakes Chemical Corp.                    2,579,500
                                                        ------------
             Aerospace & Defense - 0.7%
     127,000 BE Aerospace, Inc.*                           2,373,313
                                                        ------------
             Lodging - 0.1%
      27,500 Mirage Resorts, Inc.*                           460,625
                                                        ------------
             Total Common Stocks                         345,353,263
                                                        ------------
             (Cost $285,619,368)
 Par Value
 ---------
 U.S. GOVERNMENT AGENCY OBLIGATIONS (B) - 3.5%

             Federal Home Loan Bank - 2.1%
  $2,254,000 4.47%, 07/01/99                               2,253,720
   5,000,000 5.06%, 08/13/99                               4,969,078
                                                        ------------
                                                           7,222,798
                                                        ------------
             Fannie Mae - 1.4%
   5,000,000 4.86%, 07/13/99                               4,981,775
                                                        ------------
             Total U.S. Government Agency Obligations     12,204,573
                                                        ------------
             (Cost $12,204,573)
 Shares
 ------
 RIGHTS - 0.1%
             Insurance - 0.1%
       1,400 Fairfax Financial Holdings, Ltd.* (A)           378,042
                                                        ------------
             Total Rights                                    378,042
                                                        ------------
             (Cost $455,433)
 Total Investments - 101.4%                              357,935,878
                                                        ------------
 (Cost $298,279,374)
 Net Other Assets and Liabilities - (1.4)%                (4,893,124)
                                                        ------------
 Total Net Assets - 100.0%                              $353,042,754
                                                        ============

------------------
*   Non-income producing security.
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registra-tion, to qualified institutional buyers. At June 30, 1999, these securities amounted to $378,042 or 0.11% of net assets.
(B) Effective yield at time of purchase.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                        Select Capital Appreciation Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $298,546,520. Net unrealized appreciation (depreciation) aggregated $59,389,358, of which $81,660,136 related to appreciated investment securities and $22,270,778 related to depreciated investment securities.
OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $101,804,297 and $98,414,867 of non-governmental issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $38,059,440. The value of collateral amounted to $39,406,447 which consisted of cash equiva-lents (note 2).

                       See Notes to Financial Statements.
--------------------------------------------

                         Select Value Opportunity Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
  Shares                                              (Note 2)
---------------------------------------------------------------
                                          COMMON STOCKS - 93.8%

         Heavy Machinery - 9.0%
 317,400 Applied Power, Inc., Class A                $8,668,988
 381,300 Coltec Industries, Inc.*                     8,269,444
 103,300 Ingersoll Rand Co.                           6,675,763
 217,600 Pall Corp.                                   4,828,000
                                                     ----------
                                                     28,442,195
                                                     ----------
         Commercial Services - 8.6%
 436,500 Convergys Corp.*                             8,402,625
 296,100 Modis Professional Services, Inc.*           4,071,375
 286,200 Republic Services, Inc.*                     7,083,450
 425,475 Safety-Kleen Corp.*                          7,711,734
                                                     ----------
                                                     27,269,184
                                                     ----------
         Health Care Providers - 8.3%
 224,300 HCR Manor Care, Inc.*                        5,425,256
 920,000 HEALTHSOUTH Corp.*                          13,742,500
  81,300 Wellpoint Health Networks, Inc., Class A*    6,900,338
                                                     ----------
                                                     26,068,094
                                                     ----------
         Banking - 6.8%
 258,700 CIT Group, Inc., Class A                     7,469,963
  17,000 First American Corp.                           706,563
 166,500 Golden State Bancorp, Inc. *                 3,663,000
 363,680 Sovereign Bancorp, Inc.                      4,409,620
 139,300 UnionBanCal Corp.                            5,032,213
                                                     ----------
                                                     21,281,359
                                                     ----------
         Electric Utilities - 6.3%
 115,000 KeySpan Energy Corp.                         3,033,125
  96,900 Montana Power Co.                            6,831,450
 174,900 Nevada Power Co.                             4,372,500
 340,100 Niagara Mohawk Power Corp.*                  5,462,856
                                                     ----------
                                                     19,699,931
                                                     ----------
         Oil & Gas - 6.1%
  72,700 Amerada Hess Corp.                           4,325,650
 157,000 Coastal Corp.                                6,280,000
  97,400 Columbia Energy Group                        6,105,760
 246,906 Ocean Energy, Inc.*                          2,376,470
                                                     ----------
                                                     19,087,880
                                                     ----------
         Retailers - 5.0%
 674,000 K Mart Corp.*                               11,078,875
 124,400 Shopko Stores, Inc.*                         4,509,500
                                                     ----------
                                                     15,588,375
                                                     ----------
         Metals - 3.9%
 223,333 CommScope, Inc.*                             6,867,490
 325,900 MascoTech, Inc.                              5,519,931
                                                     ----------
                                                     12,387,421
                                                     ----------

                                                        Value
  Shares                                              (Note 2)
---------------------------------------------------------------
         Communications - 3.8%
 130,000 ANTEC Corp.*                                $4,168,125
 239,200 ComSat Corp.                                 7,774,000
                                                     ----------
                                                     11,942,125
                                                     ----------
         Household Products - 3.7%
 182,500 Fortune Brands, Inc.                         7,550,938
 117,500 Snap-On, Inc.                                4,252,031
                                                     ----------
                                                     11,802,969
                                                     ----------
         Automotive - 3.2%
  55,800 BF Goodrich Co.                              2,371,500
  54,600 Borg-Warner Automotive, Inc.                 3,003,000
  95,600 Navistar International Corp.*                4,780,000
                                                     ----------
                                                     10,154,500
                                                     ----------
         Lodging - 2.6%
 270,500 Starwood Hotels & Resorts Worldwide, Inc.    8,267,156
                                                     ----------
         Computers & Information - 2.5%
 323,200 Quantum Corp.*                               7,797,200
                                                     ----------
         Transportation - 2.4%
 292,900 Ryder System, Inc.                           7,615,400
                                                     ----------
         Pharmaceuticals - 2.4%
 441,100 Bergen Brunswig Corp, Class A                7,608,978
                                                     ----------
         Forest Products & Paper - 2.4%
 314,400 Tenneco, Inc.                                7,506,300
                                                     ----------
         Advertising - 2.3%
 222,600 Snyder Communications, Inc.*                 7,290,150
                                                     ----------
         Telephone Systems - 2.2%
 284,200 Cincinnati Bell, Inc.                        7,087,238
                                                     ----------
         Medical Supplies - 2.2%
 225,900 Tektronix, Inc.                              6,819,356
                                                     ----------
         Beverages, Food & Tobacco - 2.0%
 344,000 Whitman Corp.                                6,192,000
                                                     ----------
         Insurance - 1.7%
 404,200 Humana, Inc.*                                5,229,338
                                                     ----------
         Computer Software & Processing - 1.6%
 140,500 Sterling Commerce Corp.*                     5,128,250
                                                     ----------
         Food Retailers - 1.5%
 396,100 Food Lion, Inc.                              4,703,688
                                                     ----------
         Media-Broadcasting & Publishing - 1.2%
 137,100 World Color Press, Inc.*                     3,770,250
                                                     ----------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                         Select Value Opportunity Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                             Value
     Shares                                (Note 2)
-----------------------------------------------------------------------------
            Electrical Equipment - 1.1%
     75,300 Thomas & Betts Corp.          $ 3,557,925
                                          -----------
            Building Materials - 1.0%
     65,900 Vulcan Materials Co.            3,179,675
                                          -----------
            Total Common Stocks           295,476,937
                                          -----------
            (Cost $265,229,249)
 Par Value
 ---------
 COMMERCIAL PAPER (A) - 2.8%
 $2,000,000 Ameritech Corp.
            5.15%, 07/07/99                 1,997,997
  1,000,000 AT&T Corp.
            5.22%, 07/07/99                   998,840
  1,000,000 Commed Fuel Co., Inc.
            5.09%, 07/06/99                   998,162
    750,000 Ford Motor Co.
            5.12%, 08/02/99                   746,480
  1,000,000 Ford Motor Co.
            5.17%, 07/06/99                   998,851
  1,000,000 Ford Motor Credit Corp.
            5.32%, 07/02/99                   999,557
  1,000,000 Merrill Lynch & Co., Inc.
            5.25%, 07/06/99                   998,979
  1,000,000 Proctor and Gamble Co.
            5.24%, 07/02/99                   999,563
                                          -----------
            Total Commercial Paper          8,738,429
                                          -----------
            (Cost $8,738,429)

                                            Value
     Shares                                (Note 2)
------------------------------------------------------------------------------
 INVESTMENT COMPANY - 2.2%
    721,200 John Hancock Bank & Thrift
            Opportunity Fund             $  6,851,400
                                         ------------
            Total Investment Company        6,851,400
                                         ------------
            (Cost $6,796,015)

 Par Value
 ---------
 U.S. GOVERNMENT AGENCY OBLIGATION (A) - 0.3%

 $1,000,000 Freddie Mac
            4.62%, 07/01/99                   999,102
                                         ------------
            Total U.S. Government
            Agency Obligation                 999,102
                                         ------------
            (Cost $999,102)
 Total Investments - 99.1%                312,065,868
 (Cost $281,762,795)
 Net Other Assets and Liabilities -
  0.9%                                      2,705,273
                                         ------------
 Total Net Assets - 100.0%               $314,771,141
                                         ============

------------------
*   Non-income producing security.
(A) Effective yield at time of purchase.
FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $281,836,406. Net unrealized appreciation (depreciation) aggregated $30,229,462, of which $43,078,655 related to appreciated investment securities and $12,849,193 related to depreciated investment securities.
OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $149,488,235 and $126,992,444 of non-governmental issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $1,934,666. The value of collateral amounted to $1,976,302 which consisted of cash equiva-lents (note 2).

                       See Notes to Financial Statements.
--------------------------------------------

                        Select International Equity Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
    Shares                                            (Note 2)
---------------------------------------------------------------
                                         COMMON STOCKS - 95.3%
            Australia - 5.0%
    34,000  Brambles Industries, Ltd.                $  893,143
   510,670  National Australia Bank Ltd.              8,426,361
 1,152,781  News Corp., Ltd.                          9,807,515
   966,300  Telstra Corp.                             5,521,245
   468,917  Westpac Banking Corp.                     3,033,049
                                                     ----------
                                                     27,681,313
                                                     ----------
            Denmark - 0.5%
    52,200  Tele Danmark                              2,561,449
                                                     ----------
            France - 8.1%
    47,357  Alcatel Alsthom                           6,666,218
    84,270  Axa                                      10,280,645
    74,460  Michelin, Class B                         3,046,129
    76,170  Total SA, Class B                         9,826,616
   184,541  Vivendi                                  14,948,626
                                                     ----------
                                                     44,768,234
                                                     ----------
            Germany - 9.3%
     7,899  Bayerische Motoren Werke (BMW) AG*        5,433,261
   178,035  Hoechst AG                                8,059,947
    83,530  HypoVereinsbank                           5,426,819
   154,055  Mannesmann AG                            22,988,303
   114,260  Veba AG                                   6,716,328
     6,172  Viag AG                                   2,915,103
                                                     ----------
                                                     51,539,761
                                                     ----------
            Italy - 2.8%
   575,970  ENI                                       3,439,059
 1,155,152  Telecom Italia                           12,007,805
                                                     ----------
                                                     15,446,864
                                                     ----------
            Japan - 15.5%
   468,000  Canon, Inc.                              13,463,190
   133,000  Fuji Photo Film                           5,035,460
   109,000  Honda Motor Co., Ltd.                     4,622,385
   259,500  Kao Corp.                                 7,293,533
    12,700  Keyence Corp.                             2,223,576
   107,000  Murata Manufacturing Co. Ltd.             7,040,750
     7,350  NTT Mobile Communication Network, Inc.    9,964,454
    28,000  Rohm Co., Ltd.                            4,386,211
   205,000  Shiseido Co., Ltd.                        3,074,078
   127,500  Sony Corp.                               13,754,445
   310,000  Takeda Chemical Industries, Ltd.         14,376,281
                                                     ----------
                                                     85,234,363
                                                     ----------
            Malaysia - 0.1%
   349,000  Hume Industries, Berhad                     431,608
                                                     ----------

                                                          Value
    Shares                                              (Note 2)
------------------------------------------------------------------
            Netherlands - 8.6%
   209,412  ABN-Amro Holdings                          $ 4,535,064
   175,495  Elsevier NV                                  2,036,005
   331,092  ING Groep NV                                17,925,486
   207,545  Koninklijke Ahold, NV                        7,148,597
   147,885  Koninklijke KPN, NV                          6,939,016
   101,700  Royal Dutch Petroleum Co.                    5,957,057
   129,160  TNT Post Group, NV                           3,083,488
                                                       -----------
                                                        47,624,713
                                                       -----------
            New Zealand - 0.2%
   221,966  Telecom Corp. of New Zealand, Ltd.             950,569
                                                       -----------
            Portugal - 0.3%
    87,317  Electricidade de Portugal                    1,572,195
                                                       -----------
            Singapore - 2.0%
   583,900  Development Bank of Singapore                7,130,762
   240,000  Singapore Press Holdings, Ltd.               4,086,432
                                                       -----------
                                                        11,217,194
                                                       -----------
            South Korea - 0.4%
    57,475  Korea Telecom Corp., Sponsored ADR*          2,299,000
                                                       -----------
            Spain - 2.4%
   695,214  Banco de Santander*                          7,241,071
   120,710  Telefonica S.A.*                             5,814,557
                                                       -----------
                                                        13,055,628
                                                       -----------
            Sweden - 0.3%
    43,900  Ericsson AB                                  1,408,725
                                                       -----------
            Switzerland - 10.1%
     4,225  Alusuisse Lonza Holdings, Registered*        4,925,814
     6,105  Nestle SA                                   11,002,513
     7,094  Novartis AG                                 10,361,202
     8,970  Roche Holdings AG                            9,222,790
     5,425  Schweiz Ruckverisch, Registered             10,332,004
    32,920  Union Bank of Switzerland                    9,828,131
                                                       -----------
                                                        55,672,454
                                                       -----------
            Thailand - 0.3%
   489,900  Bangkok Bank Public Co., Ltd.*               1,832,128
                                                       -----------
            United Kingdom - 29.4%
   712,525  Allied Zurich, Plc                           8,899,509
   396,100  Barclays Bank, Plc                          11,542,790
   692,575  British American Tobacco Industries, Plc     6,461,863
 1,413,200  BTR Siebe, Plc, Sponsored ADR                6,692,915
   678,500  Cable & Wireless, Plc                        8,634,998
   769,960  Cadbury Schweppes, Plc                       4,914,655
   746,290  Diageo Plc.                                  7,774,625

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                        Select International Equity Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                         Value
  Shares                               (Note 2)
------------------------------------------------
         United Kingdom (continued)
 239,631 EMI Group, Plc               $1,924,213
 411,675 Glaxo Wellcome, Plc          11,432,174
 544,610 Granada Group, Plc           10,162,640
  84,800 HSBC Holdings, Plc            3,092,936
 340,440 Kingfisher, Plc               3,919,486
 891,000 Ladbroke Group, Plc           3,535,221
 740,840 Lloyds TSB Group, Plc        10,012,156
 124,178 National Power, Plc             908,089
 244,135 National Westminster, Plc     5,171,268
 122,070 Pearson, Plc                  2,468,329
 837,500 Prudential Corp., Plc        12,394,246
  87,730 Railtrack Group, Plc          1,789,166
 140,600 Safeway, Plc                    563,947

                                                     Value
    Shares                                          (Note 2)
--------------------------------------------------------------
            United Kingdom (continued)
 1,459,262  Shell Transportation & Trading, Plc   $ 10,935,855
   438,750  TI Group, Plc                            2,956,122
   882,100  Vodafone Group, Plc                     17,433,472
    97,149  WPP Group, Plc                             821,443
   209,150  Zeneca Group, Plc                        8,102,304
                                                  ------------
                                                   162,544,422
                                                  ------------
            Total Common Stocks                    525,840,620
                                                  ------------
            (Cost $401,782,295)
 Total Investments - 95.3%                         525,840,620
                                                  ------------
 (Cost $401,782,295)
 Net Other Assets and Liabilities - 4.7%            25,669,007
                                                  ------------
 Total Net Assets - 100.0%                        $551,509,627
                                                  ============

Industry Concentration
----------------------
   of Common Stocks
----------------------
as a Percentage of Net
----------------------
        Assets:
        -------

Banking                     15.3%
Telephone Systems           13.1
Pharmaceuticals              9.7
Insurance                    7.6
Electronics                  5.7
Beverages, Food & Tobacco    5.6
Oil & Gas                    5.5
Media - Broadcasting &
 Publishing                  5.2
Industrial - Diversified     5.0
Heavy Machinery              4.2
Chemicals                    2.9
Automotive                   2.4
Communications               2.0
Financial Services           1.8
Electrical Equipment         1.7
Electric Utilities           1.7
Cosmetics & Personal Care    1.3
Food Retailers               1.3
Entertainment & Leisure      1.0
Metals                       0.9
Retailers                    0.7
Transportation               0.5
Advertising                  0.1
Building Materials           0.1
                           ------
                            95.3%
                           ======

------------------
*   Non-income producing security.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

                       See Notes to Financial Statements.
--------------------------------------------

                        Select International Equity Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS SOLD:

                                                                    Unrealized
  Currency     Contracts To Settlement Contracts At  In Exchange   Appreciation
    Value        Deliver      Dates       Value      for U.S. $   (Depreciation)
  --------     ------------ ---------- ------------  -----------  --------------
      189,301      GBP       07/01/99   $   300,950   $   298,340   $   2,610
  793,512,000      JPY       07/02/99     6,700,828     6,561,493     139,335
   34,626,230      JPY       07/02/99       285,766       286,322        (556)
1,373,970,000      JPY       07/21/99    11,723,294    11,392,881     330,413
  779,403,000      JPY       08/18/99     6,452,012     6,489,657     (37,645)
  705,704,000      JPY       08/24/99     5,733,701     5,881,275    (147,574)
  530,701,000      JPY       08/31/99     4,408,475     4,427,510     (19,035)
  599,357,000      JPY       09/09/99     4,993,330     5,007,360     (14,030)
1,130,260,000      JPY       09/16/99     9,653,535     9,453,212     200,323
                                       -----------   -----------    ---------
                                        $50,251,891   $49,798,050   $ 453,841
                                       ===========   ===========    =========

FORWARD FOREIGN CURRENCY CONTRACTS PURCHASED:

 Currency    Contracts To Settlement Contracts At In Exchange  Unrealized
   Value       Deliver      Dates       Value     for U.S. $  Appreciation
 --------    ------------ ---------- ------------ ----------- ------------
193,265,000      JPY       07/02/99   $1,588,501   $1,598,094  $   9,593
600,247,000      JPY       07/02/99    4,929,553    4,963,399     33,846
                                      ----------  ----------   ---------
                                      $6,518,054   $6,561,493  $  43,439
                                      ==========  ==========   =========

------------------
GBP Great British Pounds
JPY Japanese Yen

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $400,223,995. Net unrealized appreciation (depreciation) aggregated $125,616,625, of which $137,864,023 related to appreciated investment securi-ties and $12,247,398 related to depreciated investment securities.




OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $47,040,913 and $31,340,502 of non-governmental issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $12,284,898. The value of collateral amounted to $12,864,715 which consisted of cash equiva-lents (note 2).

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Select Growth Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value
  Shares                                               (Note 2)
-----------------------------------------------------------------
                                           COMMON STOCKS - 98.4%

         Retailers - 10.9%
  98,700 Best Buy Co., Inc.*                          $ 6,662,250
 172,400 Costco Cos., Inc.*                            13,802,775
 278,700 CVS Corp.                                     14,144,025
  86,000 Dayton-Hudson Corp.                            5,590,000
 260,000 Home Depot, Inc.                              16,753,750
 107,205 The Gap, Inc.*                                 5,400,452
 320,300 TJX Cos., Inc.                                10,669,994
 372,000 Walgreen Co.                                  10,927,500
 493,100 Wal-Mart Stores, Inc.                         23,792,075
                                                      -----------
                                                      107,742,821
                                                      -----------
         Telephone Systems - 10.8%
  64,400 Alltel Corp.                                   4,604,600
 439,600 AT&T Corp. - Liberty Media Group, Class A*    16,155,300
 204,900 BellSouth Corp.                                9,604,688
 241,800 MCI WorldCom, Inc.*                           20,809,913
 371,700 SBC Communications, Inc.                      21,558,600
 391,600 Sprint Corp.                                  20,681,375
  84,400 Sprint Corp. (PCS Group)*                      4,821,350
  43,600 Vodafone AirTouch Plc                          8,589,200
                                                      -----------
                                                      106,825,026
                                                      -----------
         Computers & Information - 8.5%
  95,300 Apple Computer, Inc.*                          4,413,581
 283,700 Cisco Systems, Inc.*                          18,245,456
  67,400 Comverse Technology, Inc.*                     5,088,700
  89,000 EMC Corp.*                                     4,895,000
  93,800 Hewlett-Packard Co.                            9,426,900
 168,800 International Business Machines Corp.         21,817,400
  42,700 Lexmark International Group, Inc.              2,820,869
 138,300 Pitney Bowes, Inc.                             8,885,775
 129,900 Solectron Corp.*                               8,662,706
                                                      -----------
                                                       84,256,387
                                                      -----------
         Pharmaceuticals - 8.3%
 187,600 American Home Products Corp.                  10,787,000
  99,200 AMGEN, Inc.*                                   6,038,800
 108,800 Biogen, Inc.*                                  6,997,200
  15,600 Immunex Corp.*                                 1,988,025
 119,200 Johnson & Johnson                             11,681,600
 184,300 Pharmacia & Upjohn, Inc.                      10,470,544
 381,100 Schering-Plough Corp.                         20,198,300
 210,700 Warner-Lambert Co.                            14,617,313
                                                      -----------
                                                       82,778,782
                                                      -----------
         Computer Software & Processing - 7.4%
  33,100 Amazon.Com, Inc.*                              4,141,638
  64,700 America Online, Inc.*                          7,149,350
  32,000 CMGI, Inc.*                                    3,650,000
 450,000 Microsoft Corp.*                              40,584,375
 173,400 Sun Microsystems, Inc.*                       11,942,925
 158,700 Unisys Corp.*                                  6,179,381
                                                      -----------
                                                       73,647,669
                                                      -----------

                                                     Value
  Shares                                           (Note 2)
-------------------------------------------------------------
         Industrial-Diversified - 7.3%
 315,000 General Electric Co.                     $35,595,000
 387,700 Tyco International, Ltd.                  36,734,575
                                                  -----------
                                                   72,329,575
                                                  -----------
         Banking - 7.2%
 103,900 Bank of America Corp.                      7,617,169
  94,300 Capital One Financial Corp.                5,251,331
 418,350 Citigroup, Inc.                           19,871,625
  80,700 Comerica, Inc.                             4,796,606
 112,900 Fifth Third Bancorp                        7,514,906
  96,200 First Security Corp.                       2,621,450
 447,000 Firstar Corp.                             12,516,000
  29,500 Northern Trust Corp.                       2,861,500
 174,000 Wells Fargo Co.                            7,438,500
  14,800 Zions Bancorp.                               939,800
                                                  -----------
                                                   71,428,887
                                                  -----------
         Media-Broadcasting & Publishing - 5.9%
  57,200 Clear Channel Communications, Inc.*        3,943,225
 132,200 Comcast Corp., Class A                     5,081,438
 162,000 MediaOne Group, Inc.*                     12,048,750
 298,200 Time Warner, Inc.                         21,917,700
 347,300 Viacom, Inc., Class B*                    15,281,200
                                                  -----------
                                                   58,272,313
                                                  -----------
         Communications - 5.6%
 406,500 Lucent Technologies, Inc.                 27,413,344
 108,100 Nokia Oyj Corp., Sponsored ADR*            9,897,906
  63,600 Qualcomm, Inc.*                            9,126,600
 138,100 Tellabs, Inc.*                             9,330,381
                                                  -----------
                                                   55,768,231
                                                  -----------
         Insurance - 3.3%
  96,100 AFLAC Corp.                                4,600,780
  79,700 American General Corp.                     6,007,388
 173,400 American International Group, Inc.        20,298,638
  42,500 Lincoln National Corp.*                    2,223,281
                                                  -----------
                                                   33,130,087
                                                  -----------
         Oil & Gas - 3.3%
 141,400 Conoco Inc., Class A                       3,941,525
 155,500 Enron Corp.                               12,712,125
 209,000 Exxon Corp.                               16,119,125
                                                  -----------
                                                   32,772,775
                                                  -----------
         Electronics - 3.1%
  39,700 Honeywell, Inc.                            4,600,238
 215,700 Motorola, Inc.                            20,437,575
  36,400 Texas Instruments, Inc.                    5,278,000
                                                  -----------
                                                   30,315,813
                                                  -----------

                       See Notes to Financial Statements.
--------------------------------------------

                               Select Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                   Value
  Shares                                         (Note 2)
----------------------------------------------------------
         Cosmetics & Personal Care - 2.7%
  53,500 Clorox Co.                             $5,714,469
  97,100 Colgate-Palmolive Co.                   9,588,625
 230,800 Estee Lauder Cos., Inc., Class A       11,568,850
                                                ----------
                                                26,871,944
                                                ----------
         Financial Services - 2.2%
 109,300 American Express Co.                   14,222,663
  84,300 Providian Financial Corp.               7,882,050
                                                ----------
                                                22,104,713
                                                ----------
         Heavy Machinery - 2.0%
 271,000 United Technologies Corp.              19,427,313
                                                ----------
         Chemicals - 1.9%
  92,800 Du Pont (E.I.) de Nemours and Co.       6,339,400
 164,200 Praxair, Inc.                           8,035,538
  61,800 Sealed Air Corp.*                       4,009,275
                                                ----------
                                                18,384,213
                                                ----------
         Securities Broker - 1.5%
  78,100 Charles Schwab Corp.                    8,581,238
  65,200 Morgan Stanley Dean Witter & Co.        6,683,000
                                                ----------
                                                15,264,238
                                                ----------
         Commercial Services - 1.4%
 158,700 Interpublic Group of Companies, Inc.   13,747,388
                                                ----------
         Beverages, Food & Tobacco - 0.9%
 179,000 Safeway, Inc.*                          8,860,500
                                                ----------
         Medical Supplies - 0.8%
  31,800 Allergan, Inc.                          3,529,800
  63,000 Bausch & Lomb, Inc.                     4,819,500
                                                ----------
                                                 8,349,300
                                                ----------
         Entertainment & Leisure - 0.8%
 172,100 Carnival Corp.                          8,346,850
                                                ----------
         Airlines - 0.7%
 135,800 FDX Corp.*                              7,367,150
                                                ----------
         Aerospace & Defense - 0.6%
  96,800 AlliedSignal, Inc.                      6,098,400
                                                ----------
         Forest Products & Paper - 0.6%
 104,000 Kimberly-Clark Corp.                    5,928,000
                                                ----------

                                                               Value
     Shares                                                   (Note 2)
-------------------------------------------------------------------------
             Transportation - 0.5%
     78,300  Union Pacific Corp.                            $  4,565,869
                                                            ------------
             Textiles, Clothing & Fabrics - 0.2%
     33,800  Nike, Inc., Class B                               2,139,963
                                                            ------------
             Total Common Stocks                             976,724,207
                                                            ------------
             (Cost $723,354,001)

  Par Value
  ---------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 1.3%
             Federal Farm Credit Bank - 0.5%
 $5,000,000  4.77%, 08/02/99                                   5,000,000
             Fannie Mae - 0.5%
  5,000,000  4.60%, 07/19/99                                   4,885,000
             U.S. Treasury Note - 0.3%
  3,000,000  6.25%, 02/28/02                                   3,045,000
                                                            ------------
             Total U.S. Government and Agency Obligations     12,930,000
                                                            ------------
             (Cost $12,967,031)
 COMMERCIAL PAPER (A) - 0.7%
  3,000,000  Motiva Enterprises, LLC
             5.26%, 07/06/99                                   2,996,932
  3,800,000  Republic Industrial Funding Corp.
             4.95%, 07/06/99                                   3,785,893
                                                            ------------
             Total Commercial Paper                            6,782,825
                                                            ------------
             (Cost $6,782,825)

   Shares
   ------
 INVESTMENT COMPANY - 0.2%

  2,615,561  SSgA Prime Money Market Fund                      2,615,561
                                                            ------------
             Total Investment Company                          2,615,561
                                                            ------------
             (Cost $2,615,561)
 Total Investments - 100.6%                                  999,052,593
                                                            ------------
 (Cost $745,719,418)
 Net Other Assets and Liabilities - (0.6)%                    (6,037,036)
                                                            ------------
 Total Net Assets - 100.0%                                  $993,015,557
                                                            ============

------------------
*   Non-income producing security.
(A) Effective yield at time of purchase.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Select Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $746,126,154. Net unrealized appreciation (depreciation) aggregated $252,926,439, of which $258,503,451 related to appreciated investment securi-ties and $5,577,012 related to depreciated investment securities.

OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $409,650,184 and $358,352,414 of non-governmental issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $20,725,625. The value of collateral amounted to $21,304,700 which consisted of cash equiva-lents (note 2).

                       See Notes to Financial Statements.
--------------------------------------------

                          Select Strategic Growth Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                     Value
  Shares                                           (Note 2)
------------------------------------------------------------
                                       COMMON STOCKS - 92.0%
         Computer Software & Processing - 13.7%
  12,600 Electronic Data Systems Corp.            $  712,688
  21,000 J.D. Edwards & Co.*                         388,500
  46,800 Novell, Inc.*                             1,240,200
  23,700 Oracle Corp.*                               879,863
                                                  ----------
                                                   3,221,251
                                                  ----------
         Commercial Services - 11.5%
  19,400 Equifax, Inc.                               692,338
  20,600 First Data Corp.                          1,008,113
  22,100 Manpower, Inc.                              500,013
  20,000 Wallace Computer Services, Inc.             500,000
                                                  ----------
                                                   2,700,464
                                                  ----------
         Retailers - 8.8%
  19,800 Limited, Inc.                               898,425
  13,600 Neiman Marcus Group, Inc.*                  349,350
  37,500 Office Depot, Inc.*                         827,344
                                                  ----------
                                                   2,075,119
                                                  ----------
         Insurance - 8.3%
  17,500 Allstate Corp.                              627,813
  19,000 Everest Reinsurance Holdings, Inc.          619,875
  10,800 MBIA, Inc.                                  699,300
                                                  ----------
                                                   1,946,988
                                                  ----------
         Pharmaceuticals - 5.8%
  20,800 Elan Corp., Plc, Sponsored ADR*             577,200
  16,500 Genzyme Corp.*                              800,250
                                                  ----------
                                                   1,377,450
                                                  ----------
         Banking - 5.6%
  13,600 Bank One Corp.                              810,050
  23,300 Pacific Century Financial Corp.             502,406
                                                  ----------
                                                   1,312,456
                                                  ----------
         Oil & Gas - 4.5%
   9,800 Schlumberger, Ltd.                          624,138
  16,200 Transocean Offshore, Inc.                   425,250
                                                  ----------
                                                   1,049,388
                                                  ----------
         Home Construction, Furnishings &
         Appliances - 3.8%
  11,400 Lear Corp.*                                 567,150
   9,400 Owens Corning                               323,125
                                                  ----------
                                                     890,275
                                                  ----------

                                                               Value
  Shares                                                     (Note 2)
-----------------------------------------------------------------------
         Medical Supplies - 3.7%
   6,500 Baxter International, Inc.                         $   394,063
   2,954 Genzyme Surgical Products*                              13,015
  12,600 Mallinckrodt, Inc.                                     458,325
                                                            -----------
                                                                865,403
                                                            -----------
         Household Products - 3.6%
  26,100 Owens-Illinois, Inc.*                                  853,144
                                                            -----------
         Transportation - 3.5%
  17,500 Ryder System, Inc.                                     455,000
  10,900 Trinity Industries, Inc.                               365,150
                                                            -----------
                                                                820,150
                                                            -----------
         Electrical Equipment - 3.0%
   6,992 Koninklijke (Royal) Phillips Electronics NV, ADR       705,312
                                                            -----------
         Textiles, Clothing & Fabrics - 2.9%
  25,200 Warnaco Group, Inc.                                    674,100
                                                            -----------
         Communications - 2.8%
  20,500 ComSat Corp.                                           666,250
                                                            -----------
         Beverages, Food & Tobacco - 2.6%
  15,000 Philip Morris Companies, Inc.                          602,813
                                                            -----------
         Aerospace & Defense - 2.4%
  12,400 Cordant Technologies, Inc.                             560,325
                                                            -----------
         Mining - 2.3%
  22,900 De Beers Consolidated Mines, ADR                       546,738
                                                            -----------
         Real Estate - 1.8%
  29,500 Stewart Enterprises, Inc.                              429,594
                                                            -----------
         Restaurants - 1.4%
  15,000 Darden Restaurants, Inc.                               327,188
                                                            -----------
         Total Common Stocks                                 21,624,408
                                                            -----------
         (Cost $19,158,695)
 Total Investments - 92.0%                                   21,624,408
                                                            -----------
 (Cost $19,158,695)
 Net Other Assets and Liabilities - 8.0%                      1,888,580
                                                            -----------
 Total Net Assets - 100.0%                                  $23,512,988
                                                            ===========

------------------
*   Non-income producing security.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $19,158,695. Net unrealized appreciation (depreciation) aggregated $2,465,713, of which $3,248,920 related to appreciated investment securities and $783,207 related to depreciated investment securities.

OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $9,127,039 and $4,226,105 of non-governmental issuers, respectively..

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                                  Growth Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value
  Shares                                               (Note 2)
-----------------------------------------------------------------
 COMMON STOCKS - 100.0%
         Telephone Systems - 10.5%
 140,800 Ameritech Corp.                              $10,348,800
 264,130 AT&T Corp.                                    14,741,756
 382,082 AT&T Corp. - Liberty Media Group, Class A*    14,041,514
 362,186 MCI WorldCom, Inc.*                           31,238,543
       1 Qwest Communications International, Inc.*             33
 161,800 SBC Communications, Inc.                       9,384,400
 219,900 Sprint Corp.                                  11,613,469
  55,050 Sprint Corp. (PCS Group)*                      3,144,731
  52,550 Vodafone AirTouch PLC                         10,352,350
                                                      -----------
                                                      104,865,596
                                                      -----------
         Insurance - 10.0%
 433,800 Ace, Ltd.                                     12,254,850
 124,500 Aetna, Inc.                                   11,134,969
 287,680 Allstate Corp.                                10,320,520
 163,800 AMBAC, Inc.                                    9,357,075
 249,400 AON Corp.                                     10,287,750
 241,600 Conseco, Inc.                                  7,353,700
 185,400 Everest Reinsurance Holdings, Inc.             6,048,675
 167,600 MBIA, Inc.                                    10,852,100
 355,700 Travelers Property Casualty Corp.             13,916,763
 143,900 XL Captial, Ltd.                               8,130,350
                                                      -----------
                                                       99,656,752
                                                      -----------
         Computer Software & Processing - 8.2%
 114,300 America Online, Inc.*                         12,630,150
 150,638 At Home Corp., Class A*                        8,125,037
  99,600 BMC Software, Inc.*                            5,378,400
 530,100 Microsoft Corp.*                              47,808,394
 188,100 Unisys Corp.*                                  7,324,144
                                                      -----------
                                                       81,266,125
                                                      -----------
         Banking - 8.2%
 240,600 Bank of America Corp.                         17,638,988
 194,300 Bank One Corp.                                11,572,994
 149,700 BankBoston Corp.                               7,653,413
  65,300 Chase Manhattan Corp.                          5,656,613
 228,750 Citigroup, Inc.                               10,865,625
 263,900 Household International, Inc.                 12,502,263
  86,900 KeyCorp                                        2,791,663
  80,700 PNC Bank Corp.                                 4,650,338
 180,900 Wells Fargo Co.                                7,733,475
                                                      -----------
                                                       81,065,372
                                                      -----------
         Oil & Gas - 7.6%
  71,800 Atlantic Richfield Co.                         5,999,788
 149,100 BJ Services Co.*                               4,389,131
 112,600 Chevron Corp.                                 10,718,113
 242,800 Coastal Corp.                                  9,712,000
 322,200 Royal Dutch Petroleum Co.                     19,412,550
 116,800 Texaco, Inc.                                   7,300,000
 177,100 Tosco Corp.                                    4,593,531
 203,700 Total SA, ADR*                                13,125,919
                                                      -----------
                                                       75,251,032
                                                      -----------

                                                         Value
  Shares                                               (Note 2)
----------------------------------------------------------------
         Retailers - 6.4%
 312,500 Consolidated Stores Corp.*                   $8,437,500
 169,100 CVS Corp.                                     8,581,825
 142,500 Dayton-Hudson Corp.                           9,262,500
 173,300 Dollar General Corp.                          5,025,700
 178,600 Kroger Co.*                                   4,989,638
 201,600 Office Depot, Inc.*                           4,447,800
 157,000 Tandy Corp.                                   7,673,375
 304,200 Wal-Mart Stores, Inc.                        14,677,650
                                                      ----------
                                                      63,095,988
                                                      ----------
         Pharmaceuticals - 5.9%
 139,100 Abbott Laboratories                           6,329,050
 147,060 Bristol-Myers Squibb Co.                     10,358,539
  75,400 Lilly (Eli) & Co.                             5,400,525
 242,000 Merck & Co., Inc.                            17,908,000
 147,000 Mylan Laboratories, Inc.                      3,895,500
  60,000 Pfizer, Inc.                                  6,585,000
 109,400 Warner-Lambert Co.                            7,589,625
                                                      ----------
                                                      58,066,239
                                                      ----------
         Media-Broadcasting & Publishing - 5.0%
 107,000 Clear Channel Communications, Inc.*           7,376,313
 238,400 Fox Entertainment Group, Class A*             6,421,900
 295,500 Infinity Broadasting Corp., Class A*          8,791,125
 120,500 MediaOne Group, Inc.*                         8,962,188
 278,900 News Corp., Ltd., Sponsored ADR, Preferred    8,802,781
 125,100 Time Warner, Inc.                             9,194,850
                                                      ----------
                                                      49,549,157
                                                      ----------
         Computers & Information - 4.7%
 341,750 Cisco Systems, Inc.*                         22,042,875
  85,300 Dell Computer Corp.*                          3,156,100
  59,600 Hewlett-Packard Co.                           5,989,800
 112,900 International Business Machines Corp.        14,592,325
  40,500 Quantum Corp.*                                  977,063
                                                      ----------
                                                      46,758,163
                                                      ----------
         Communications - 4.6%
 116,700 ADC Telecommunications, Inc.*                 5,317,130
 164,400 General Instrument Corp.*                     6,987,000
  85,400 Nortel Networks Corp.                         7,413,788
 112,800 Qualcomm, Inc.*                              16,186,800
 142,800 Tellabs, Inc.*                                9,647,925
                                                      ----------
                                                      45,552,643
                                                      ----------
         Beverages, Food & Tobacco - 3.7%
  92,600 Anheuser-Busch Cos., Inc.                     6,568,813
 124,400 Coca-Cola Co.                                 7,775,000
  86,700 General Mills, Inc.                           6,968,513
 236,900 Nabisco Group Holdings Corp.                  4,634,356
 104,400 PepsiCo, Inc.                                 4,038,975
 131,900 Safeway, Inc.*                                6,529,050
                                                      ----------
                                                      36,514,707
                                                      ----------

                       See Notes to Financial Statements.
--------------------------------------------

                                  Growth Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Value
  Shares                                                       (Note 2)
------------------------------------------------------------------------
         Heavy Machinery - 3.5%
 153,400 Case Corp.                                           $7,382,375
 186,800 Cummins Engine Co., Inc.                             10,670,950
 143,500 Parker-Hannifin Corp.                                 6,565,125
 240,500 York International Corp.                             10,296,406
                                                              ----------
                                                              34,914,856
                                                              ----------
         Automotive - 3.3%
 137,900 Dana Corp.                                            6,352,019
 201,400 Ford Motor Co.                                       11,366,513
 230,700 General Motors Corp.                                 15,226,200
                                                              ----------
                                                              32,944,732
                                                              ----------
         Electronics - 2.6%
 219,000 Intel Corp.                                          13,030,500
 129,700 Motorola, Inc.                                       12,289,075
                                                              ----------
                                                              25,319,575
                                                              ----------
         Commercial Services - 2.1%
 102,100 Halliburton Co.                                       4,620,025
 174,800 United Rentals, Inc.*                                 5,156,600
 209,745 Waste Management, Inc.                               11,273,794
                                                              ----------
                                                              21,050,419
                                                              ----------
         Chemicals - 2.1%
 168,300 Air Products & Chemicals, Inc.                        6,774,075
       1 Sealed Air Corp.*                                            65
 173,400 Solutia, Inc.                                         3,695,588
 538,700 W.R. Grace and Co.*                                   9,898,613
                                                              ----------
                                                              20,368,341
                                                              ----------
         Home Construction, Furnishings & Appliances - 2.0%
  91,100 Lowes Cos., Inc.                                      5,164,231
 436,800 Owens Corning                                        15,015,000
                                                              ----------
                                                              20,179,231
                                                              ----------
         Cosmetics & Personal Care - 1.6%
  76,200 Clorox Co.                                            8,139,113
 188,500 Gillette Co.                                          7,728,500
                                                              ----------
                                                              15,867,613
                                                              ----------

                                                           Value
  Shares                                                  (Note 2)
---------------------------------------------------------------------
         Electric Utilities - 1.6%
 124,800 Carolina Power & Light Co.                     $  5,343,000
 217,000 Energy East Corp.                                 5,642,000
 109,500 Peco Energy Co.                                   4,585,313
                                                        ------------
                                                          15,570,313
                                                        ------------
         Metals - 1.5%
 664,300 Engelhard Corp.                                  15,029,788
                                                        ------------
         Transportation - 1.1%
 167,400 Burlington Northern Santa Fe Corp.                5,189,400
 225,300 Ryder System, Inc.                                5,857,800
                                                        ------------
                                                          11,047,200
                                                        ------------
         Financial Services - 1.0%
 167,100 Freddie Mac                                       9,691,800
                                                        ------------
         Medical Supplies - 0.9%
 146,100 Baxter International, Inc.                        8,857,313
                                                        ------------
         Health Care Providers - 0.8%
 252,675 Health Management Associates, Inc., Class A*      2,842,594
 183,700 Lincare Holding, Inc.*                            4,592,500
                                                        ------------
                                                           7,435,094
                                                        ------------
         Household Products - 0.6%
 130,700 Rohm & Haas Co.                                   5,603,763
                                                        ------------
         Airlines - 0.5%
  68,000 AMR Corp.*                                        4,641,000
                                                        ------------
         Total Common Stocks                             990,162,812
                                                        ------------
         (Cost $738,741,075)
 Total Investments - 100.0%                              990,162,812
                                                        ------------
 (Cost $738,741,075)
 Net Other Assets and Liabilities - 0.0%                    (159,651)
                                                        ------------
 Total Net Assets - 100.0%                              $990,003,161
                                                        ============

------------------
*   Non-income producing security.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $740,611,999. Net unrealized appreciation (depreciation) aggregated $249,550,813, of which $265,496,947 related to appreciated investment securi-ties and $15,946,134 related to depreciated investment securities.

OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $480,359,722 and $517,008,274 of non-governmental issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $71,168,678. The value of collateral amounted to $73,204,111 which consisted of cash equiva-lents (note 2).

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Equity Index Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Value
  Shares                                            (Note 2)
-------------------------------------------------------------
                                        COMMON STOCKS - 98.5%

         Banking - 9.3%
   8,600 Amsouth Bancorp.                          $  199,413
  35,788 Associates First Capital Corp., Class A    1,585,856
  85,859 Bank of America Corp.                      6,294,538
  37,400 Bank of New York Co., Inc.                 1,372,113
  58,075 Bank One Corp.                             3,459,092
  14,600 BankBoston Corp.                             746,425
  15,400 BB&T Corp.                                   564,988
   9,737 Capital One Financial Corp.                  542,229
  41,552 Chase Manhattan Corp.                      3,599,442
 166,040 Citigroup, Inc.                            7,886,900
   7,650 Comerica, Inc.                               454,697
  13,275 Fifth Third Bancorp                          883,617
  47,496 First Union Corp.                          2,232,312
  32,400 Firstar Corp.                                907,200
  28,110 Fleet Financial Group, Inc.                1,247,381
   2,900 Golden West Financial Corp.                  284,200
  23,459 Household International, Inc.              1,111,370
  10,330 Huntington Bancshares, Inc.                  361,550
   8,700 J.P. Morgan & Co., Inc.                    1,222,350
  22,000 KeyCorp                                      706,750
  39,318 MBNA Corp.                                 1,204,114
  25,600 Mellon Bank Corp.                            931,200
   7,800 Mercantile Bancorp.                          445,575
  15,400 National City Corp.                        1,008,700
   5,500 Northern Trust Corp.                         533,500
  14,900 PNC Bank Corp.                               858,613
  11,000 Regions Financial Corp.                      422,813
   5,200 Republic New York Corp.                      354,575
   7,957 SLM Holding Corp.                            364,530
   8,200 Southtrust Corp.                             314,675
   7,900 State Street Corp.                           674,463
   8,300 Summit Bancorp                               347,044
  15,800 Suntrust Banks, Inc.                       1,097,113
  13,300 Synovus Financial Corp.                      264,338
   7,000 Union Planters Corp.                         312,813
  35,650 U.S. Bancorp.                              1,212,100
  10,000 Wachovia Corp.                               855,625
  29,283 Washington Mutual, Inc.                    1,035,886
  81,230 Wells Fargo Co.                            3,472,583
                                                   ----------
                                                   51,372,683
                                                   ----------

         Pharmaceuticals - 9.1%
  74,800 Abbott Laboratories                        3,403,400
   5,000 Alza Corp., Class A*                         254,375
  64,400 American Home Products Corp.               3,703,000
  25,200 Amgen, Inc.*                               1,534,050
  97,600 Bristol-Myers Squibb Co.                   6,874,700
  66,200 Johnson & Johnson                          6,487,600
  54,100 Lilly (Eli) & Co.                          3,874,913
 116,000 Merck & Co., Inc.                          8,584,000
  63,600 Pfizer, Inc.                               6,980,100
  24,980 Pharmacia & Upjohn, Inc.                   1,419,176
  72,400 Schering-Plough Corp.                      3,837,200
   4,900 Sigma Aldrich Corp.                          168,744

                                                      Value
  Shares                                            (Note 2)
-------------------------------------------------------------
         Pharmaceuticals (continued)
  41,900 Warner-Lambert Co.                        $2,906,813
   4,600 Watson Pharmaceuticals, Inc.*                161,288
                                                   ----------
                                                   50,189,359
                                                   ----------

         Telephone Systems - 8.8%
  28,500 Airtouch Communications, Inc.*             3,063,750
  13,800 Alltel Corp.                                 986,700
  54,100 Ameritech Corp.                            3,976,350
 156,400 AT&T Corp.                                 8,729,075
  76,346 Bell Atlantic Corp.                        4,991,120
  93,000 BellSouth Corp.                            4,359,375
   6,900 CenturyTel, Inc.                             274,275
   8,500 Frontier Corp.                               501,500
  47,800 GTE Corp.                                  3,620,850
  91,577 MCI WorldCom, Inc.*                        7,898,516
  96,508 SBC Communications, Inc.                   5,597,464
  42,600 Sprint Corp.                               2,249,813
  21,600 Sprint Corp. (PCS Group)*                  1,233,900
  24,704 U.S. West, Inc.                            1,451,360
                                                   ----------
                                                   48,934,048
                                                   ----------

         Computer Software & Processing - 7.7%
  17,800 3Com Corp.*                                  475,038
   3,000 Adobe Systems, Inc.                          246,469
  53,404 America Online, Inc.*                      5,901,142
   2,800 Autodesk, Inc.                                82,775
  30,400 Automatic Data Processing, Inc.            1,337,600
  11,600 BMC Software, Inc.*                          626,400
   8,400 Cabletron Systems, Inc.*                     109,200
   7,000 Ceridian Corp.*                              228,813
  26,450 Computer Associates International, Inc.    1,454,750
   7,800 Computer Sciences Corp.*                     539,663
  18,000 Compuware Corp.*                             572,625
   3,900 Deluxe Corp.                                 151,856
  24,200 Electronic Data Systems Corp.              1,368,813
  15,600 IMS Health, Inc.                             487,500
 251,000 Microsoft Corp.*                          22,637,063
  16,400 Novell, Inc.*                                434,600
  70,680 Oracle Corp.*                              2,623,995
  13,200 Parametric Technology Corp.*                 183,150
  11,800 PeopleSoft, Inc.*                            203,550
   1,400 Shared Medical Systems Corp.                  91,350
  38,000 Sun Microsystems, Inc.*                    2,617,250
  13,200 Unisys Corp.*                                513,975
                                                   ----------
                                                   42,887,577
                                                   ----------

         Computers & Information - 7.3%
   7,800 Apple Computer, Inc.*                        361,238
 157,100 Cisco Systems, Inc.*                      10,132,950
  83,557 Compaq Computer Corp.                      1,979,256
   2,400 Data General Corp.*                           34,950
 124,600 Dell Computer Corp.*                       4,610,200
  49,800 EMC Corp.*                                 2,739,000
   7,630 Gateway 2000*                                450,170
  50,000 Hewlett-Packard Co.                        5,025,000

                       See Notes to Financial Statements.
--------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                     Value
  Shares                                           (Note 2)
-------------------------------------------------------------
         Computers & Information (continued)
  89,200 International Business Machines Corp.    $11,529,100
  19,900 Minnesota Mining and Manufacturing Co.     1,730,056
  13,200 Pitney Bowes, Inc.                           848,100
  10,800 Seagate Technology, Inc.*                    276,750
   9,100 Silicon Graphics*                            149,013
  12,400 Solectron Corp.*                             826,925
                                                  -----------
                                                   40,692,708
                                                  -----------

         Oil & Gas - 6.2%
   4,500 Amerada Hess Corp.                           267,750
   6,000 Anadarko Petroleum Corp.                     220,875
   5,500 Apache Corp.                                 214,500
   3,500 Ashland, Inc.                                140,438
  15,900 Atlantic Richfield Co.                     1,328,644
   8,782 Burlington Resources, Inc.                   379,822
  32,300 Chevron Corp.                              3,074,556
  10,400 Coastal Corp.                                416,000
   4,000 Columbia Energy Group                        250,750
   4,800 Consolidated Natural Gas Co.                 291,600
   1,100 Eastern Enterprises                           43,725
  17,500 Enron Corp.                                1,430,625
 119,400 Exxon Corp.                                9,208,725
   2,400 Helmerich & Payne, Inc.                       57,150
   4,281 Kerr-Mcgee Corp.                             214,853
  38,500 Mobil Corp.                                3,811,500
   2,200 Nicor, Inc.                                   83,738
   1,500 Oneok, Inc.                                   47,625
   1,800 Peoples Energy Corp.                          67,838
  12,500 Phillips Petroleum Co.                       628,906
   3,900 Rowan Cos., Inc.*                             71,906
 105,400 Royal Dutch Petroleum Co.                  6,350,350
  26,900 Schlumberger, Ltd.                         1,713,194
   5,300 Sonat, Inc.                                  175,563
   4,400 Sunoco, Inc.                                 132,825
  26,400 Texaco, Inc.                               1,650,000
  12,381 Union Pacific Resources Group, Inc.          201,965
  11,800 Unocal Corp.                                 467,575
  15,100 USX-Marathon Group                           491,694
  21,200 Williams Companies, Inc.                     902,325
                                                  -----------
                                                   34,337,017
                                                  -----------

         Retailers - 6.1%
   2,700 Alberto-Culver Co., Class B                   71,888
  20,642 Albertson's, Inc.                          1,064,353
   7,200 Autozone, Inc.*                              216,900
   4,900 Circuit City Stores, Inc.                    455,700
   5,400 Consolidated Stores Corp.*                   145,800
  10,856 Costco Cos., Inc.*                           869,159
  19,200 CVS Corp.                                    981,600
  21,800 Dayton-Hudson Corp.                        1,417,000
   5,200 Dillards, Inc., Class A                      182,650
  10,850 Dollar General Corp.                         314,650
  10,200 Federated Department Stores, Inc.*           539,963
  42,250 Gap, Inc.*                                 2,128,344
   1,900 Great Atlantic & Pacific Tea Co.              64,244
   3,400 Harcourt General, Inc.                       175,313

                                                  Value
  Shares                                        (Note 2)
---------------------------------------------------------
         Retailers (continued)
  72,898 Home Depot, Inc.                      $4,697,365
  12,900 J.C. Penney Co., Inc.                    626,456
  24,200 K Mart Corp.*                            397,788
   8,000 Kohls Corp.*                             617,500
  40,800 Kroger Co.*                            1,139,850
  10,500 Limited, Inc.                            476,438
   1,900 Longs Drug Stores Corp.                   65,669
  16,400 May Department Stores Co.                670,350
   7,000 Nordstrom, Inc.                          234,500
  18,200 Office Depot, Inc.*                      401,538
  12,600 Rite Aid Corp.                           310,275
  18,700 Sears Roebuck & Co.                      833,319
   8,300 Sherwin Williams Co.                     230,325
  22,700 Staples, Inc.*                           702,281
   9,600 Tandy Corp.                              469,200
  15,800 TJX Cos., Inc.                           526,338
  12,200 Toys "R" Us, Inc.*                       252,388
  49,200 Walgreen Co.                           1,445,250
 218,800 Wal-Mart Stores, Inc.                 10,557,100
   7,200 Winn-Dixie Stores, Inc.                  265,950
                                               ----------
                                               33,547,444
                                               ----------

         Beverages, Food & Tobacco - 5.5%
   1,800 Adolph Coors Co.                          89,100
  23,400 Anheuser-Busch Cos., Inc.              1,659,883
  28,790 Archer-Daniels-Midland Co.               444,446
  13,800 Bestfoods                                683,100
   3,300 Brown Forman Corp., Class B              215,119
  21,500 Campbell Soup Co.                        997,063
 121,300 Coca-Cola Co.                          7,581,250
  20,800 Coca-Cola Enterprises, Inc.              639,600
  24,000 Conagra, Inc.                            639,000
   7,600 General Mills, Inc.                      610,850
   4,900 Hercules, Inc.                           192,631
   6,800 Hershey Foods Corp.                      403,750
  17,700 H.J. Heinz Co.                           887,213
  19,900 Kellogg Co.                              656,700
  15,800 Nabisco Group Holdings Corp.             309,088
  72,500 PepsiCo, Inc.                          2,804,844
 118,500 Philip Morris Companies, Inc.          4,762,219
  11,700 Pioneer Hi-Bred International, Inc.      455,569
   6,700 Quaker Oats Co.                          444,713
  15,900 Ralston Purina Co.                       483,956
  24,400 Safeway, Inc.*                         1,207,800
  21,000 Seagram Co., Ltd.                      1,057,875
   5,800 Supervalu, Inc.                          148,988
  16,200 Sysco Corp.                              482,963
  28,089 Unilever NV                            1,959,208
   8,500 UST, Inc.                                248,625
   5,700 Wm. Wrigley Jr. Co.                      513,000
                                               ----------
                                               30,578,553
                                               ----------

         Industrial-Diversified - 4.0%
   2,000 Armstrong World Industries, Inc.         115,625
 161,000 General Electric Co.                  18,193,000

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                        Value
  Shares                                              (Note 2)
---------------------------------------------------------------
         Industrial-Diversified (continued)
   1,500 Jostens, Inc.                               $   31,594
     500 NACCO Industries, Inc., Class A                 36,750
  40,393 Tyco International, Ltd.                     3,827,237
                                                     ----------
                                                     22,204,206
                                                     ----------

         Insurance - 3.7%
   6,985 Aetna, Inc.                                    624,721
     261 Aetna, Inc., Convertible Preferred              19,379
  13,200 AFLAC Corp.                                    631,950
  39,538 Allstate Corp.                               1,418,426
  12,317 American General Corp.                         928,394
  60,992 American International Group, Inc.           7,139,876
  12,550 AON Corp.                                      517,688
   8,000 Chubb Corp.                                    556,000
  10,100 Cigna Corp.                                    898,900
   8,000 Cincinnati Financial Corp.                     300,500
  15,907 Conseco, Inc.                                  484,169
  11,200 Hartford Financial Services Group, Inc.        653,100
   8,200 Humana, Inc.*                                  106,088
   5,300 Jefferson Pilot Corp.                          350,794
   9,800 Lincoln National Corp.*                        512,663
   5,400 Loews Corp.                                    427,275
  12,950 Marsh & Mclennan Cos. Inc.                     977,725
   5,000 MBIA, Inc.                                     323,750
   5,300 MGIC Investment Corp.                          257,713
   3,700 Progressive Corp.                              536,500
   6,600 Provident Companies, Inc.                      264,000
   6,600 Safeco Corp.                                   291,225
  11,000 St. Paul Cos.                                  349,938
   6,500 Torchmark Corp.                                221,813
   6,200 Transamerica Corp.                             465,000
   8,600 United Healthcare Corp.                        538,575
   6,900 UNUM Corp.                                     377,775
   3,400 Wellpoint Health Networks, Inc., Class A*      288,575
                                                     ----------
                                                     20,462,512
                                                     ----------

         Electronics - 3.3%
   7,100 Advanced Micro Devices, Inc.*                  128,244
   6,200 Honeywell, Inc.                                718,425
 163,200 Intel Corp.                                  9,710,400
   7,100 LSI Logic Corp.*                               327,488
  12,200 Micron Technology, Inc.*                       491,813
  29,600 Motorola, Inc.                               2,804,600
   8,100 National Semiconductor Corp.*                  205,031
  16,574 Raytheon Co., Class B                        1,166,395
  19,400 Texas Instruments, Inc.                      2,813,000
                                                     ----------
                                                     18,365,396
                                                     ----------

         Media-Broadcasting & Publishing - 2.8%
   3,300 American Greetings Corp., Class A               99,413
  34,900 CBS Corp.*                                   1,515,969
  16,400 Clear Channel Communications, Inc.*          1,130,575
  36,400 Comcast Corp., Class A                       1,399,125
   4,400 Dow Jones & Co., Inc.                          233,475
  13,800 Gannett Co., Inc.                              984,975
   3,800 Knight-Ridder, Inc.                            208,763

                                                       Value
  Shares                                             (Note 2)
--------------------------------------------------------------
         Media-Broadcasting & Publishing (continued)
   9,800 McGraw-Hill Cos., Inc.                     $  528,588
  29,800 MediaOne Group, Inc.*                       2,216,375
   2,600 Meredith Corp.                                 90,025
   8,600 New York Times Co., Class A                   316,588
  58,760 Time Warner, Inc.                           4,318,860
   3,600 Times Mirror Co., Class A                     213,300
   5,900 Tribune Co.                                   514,038
  33,967 Viacom, Inc., Class B*                      1,494,548
                                                    ----------
                                                    15,264,617
                                                    ----------

         Electric Utilities - 2.1%
   9,400 AES Corp.*                                    546,375
   6,800 Ameren Corp.                                  260,950
   9,500 American Electric Power, Inc.                 356,844
   7,400 Carolina Power & Light Co.                    316,813
  10,300 Central & South West Corp.                    240,763
   7,843 Cinergy Corp.                                 250,976
   5,800 CMS Energy Corp.                              242,875
  11,100 Consolidated Edison, Inc.                     502,275
   7,350 Constellation Energy Group, Inc.              217,744
   9,350 Dominion Resources, Inc.                      404,972
   7,200 DTE Energy Co.                                288,000
  17,817 Duke Energy Corp.                             968,799
  16,900 Edison International                          452,075
  12,000 Entergy Corp.                                 375,000
  11,500 FirstEnergy Corp.                             356,500
   4,800 Florida Progress Corp.                        198,300
   8,900 FPL Group, Inc.                               486,163
   6,200 GPU, Inc.                                     261,563
   5,600 New Century Energies, Inc.                    217,350
   9,200 Niagara Mohawk Power Corp.*                   147,775
   7,400 Northern States Power Co.                     178,988
  14,600 Pacificorp                                    268,275
   9,500 Peco Energy Co.                               397,813
  18,800 PG&E Corp.                                    611,000
   7,700 PP&L Resources, Inc.                          236,775
  10,800 Public Service Enterprise Group, Inc.         441,450
  14,398 Reliant Energy, Inc.                          397,745
  11,613 Sempra Energy                                 262,744
  34,100 Southern Co.                                  903,650
  13,840 Texas Utilities Co.                           570,900
  10,700 Unicom Corp.                                  412,619
                                                    ----------
                                                    11,774,071
                                                    ----------

         Cosmetics & Personal Care - 2.0%
  12,800 Avon Products, Inc.                           710,400
   5,900 Clorox Co.                                    630,194
  14,400 Colgate-Palmolive Co.                       1,422,000
  54,600 Gillette Co.                                2,238,600
   5,200 International Flavors & Fragrances, Inc.      230,750
  65,400 Procter & Gamble Co.                        5,836,950
                                                    ----------
                                                    11,068,894
                                                    ----------

         Financial Services - 1.8%
  22,200 American Express Co.                        2,888,775
   5,500 Countrywide Credit Industries, Inc.           235,125

                       See Notes to Financial Statements.
--------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                   Value
  Shares                                         (Note 2)
----------------------------------------------------------
         Financial Services (continued)
  34,200 Freddie Mac                            $1,983,600
  50,400 Fannie Mae                              3,446,100
  12,430 Franklin Resources Inc.                   504,969
   7,050 Providian Financial Corp.                 659,175
                                                ----------
                                                 9,717,744
                                                ----------

         Chemicals - 1.7%
  11,200 Air Products & Chemicals, Inc.            450,800
   5,700 Avery-Dennison Corp.                      344,138
  10,800 Dow Chemical Co.                        1,370,250
  55,400 Du Pont (E.I.) De Nemours and Co.       3,784,513
   3,800 Eastman Chemical Co.                      196,650
   2,800 Great Lakes Chemical Corp.                128,975
  31,000 Monsanto Co.                            1,222,563
   3,200 Nalco Chemical Co.                        166,000
  17,000 Occidental Petroleum Corp.                359,125
   8,600 PPG Industries, Inc.                      507,938
   7,700 Praxair, Inc.                             376,819
   4,208 Sealed Air Corp.*                         272,994
   6,600 Union Carbide Corp.                       321,750
   3,200 W.R. Grace and Co.*                        58,800
                                                ----------
                                                 9,561,315
                                                ----------

         Automotive - 1.6%
   3,600 BF Goodrich Co.                           153,000
   3,600 Cooper Tire & Rubber Co.                   85,050
   8,109 Dana Corp.                                373,521
  27,728 Delphi Automotive Systems Corp.           514,701
  59,600 Ford Motor Co.                          3,363,675
  31,800 General Motors Corp.                    2,098,800
   8,850 Genuine Parts Co.                         309,750
   7,600 Goodyear Tire & Rubber Co.                446,975
   4,300 ITT Industries, Inc.                      163,938
   3,200 Navistar International Corp.*             160,000
   3,780 Paccar, Inc.                              201,758
   2,400 Pep Boys - Manny, Moe & Jack               51,900
   9,300 Rockwell International Corp.              564,975
   6,000 TRW, Inc.                                 329,250
                                                ----------
                                                 8,817,293
                                                ----------

         Commercial Services - 1.5%
   7,700 Browning-Ferris Industries, Inc.          331,100
  37,633 Cendant Corp.*                            771,477
   8,100 Dun & Bradstreet Corp.                    287,044
   6,400 Ecolab, Inc.                              279,200
   2,100 EG&G, Inc.                                 74,813
   7,000 Equifax, Inc.                             249,813
  21,300 First Data Corp.                        1,042,369
   3,800 Fluor Corp.                               153,900
  21,600 Halliburton Co.                           977,400
   4,700 H&R Block, Inc.                           235,000
   6,850 Interpublic Group of Companies, Inc.      593,381
   8,800 Omnicom Group, Inc.                       704,000
  12,000 Paychex, Inc.                             382,500
   6,300 R. R. Donnelley & Sons Co.                233,494

                                                     Value
  Shares                                           (Note 2)
------------------------------------------------------------
         Commercial Services (continued)
  13,200 Service Corp. International              $  254,100
  29,935 Waste Management, Inc.                    1,609,006
                                                  ----------
                                                   8,178,597
                                                  ----------

         Medical Supplies - 1.4%
   3,400 Allergan, Inc.                              377,400
   2,900 Bausch & Lomb, Inc.                         221,850
  14,400 Baxter International, Inc.                  873,000
  12,200 Becton, Dickinson & Co.                     366,000
   5,500 Biomet, Inc.                                218,625
  19,400 Boston Scientific Corp.*                    852,388
   2,500 C.R. Bard, Inc.                             119,531
   6,600 Danaher Corp.                               383,625
   3,600 Eaton Corp.                                 331,200
   2,400 Fresenius Medical Care Corp., Class D*           36
  14,800 Guidant Corp.                               761,275
   4,400 KLA-Tencor Corp.*                           285,450
   3,400 Mallinckrodt, Inc.                          123,675
  28,700 Medtronic, Inc.                           2,235,013
   2,100 Millipore Corp.                              85,181
   2,500 PE Biosystems Group                         286,875
   4,000 St. Jude Medical, Inc.*                     142,500
   2,150 Tektronix, Inc.                              64,903
   7,600 Thermo Electron Corp.*                      152,475
                                                  ----------
                                                   7,881,002
                                                  ----------

         Heavy Machinery - 1.4%
  18,400 Applied Materials, Inc.*                  1,359,300
  15,980 Baker Hughes, Inc.                          535,330
   4,300 Black & Decker Corp.                        271,438
   1,200 Briggs & Stratton Corp.                      69,300
   3,700 Case Corp.                                  178,063
  17,600 Caterpillar, Inc.                         1,056,000
   2,100 Cummins Engine Co., Inc.                    119,963
  11,400 Deere & Co.                                 451,725
  10,400 Dover Corp.                                 364,000
   3,800 Harris Corp., Inc.                          148,913
   8,200 Ingersoll Rand Co.                          529,925
   1,700 Milacron, Inc.                               31,450
   6,000 Pall Corp.                                  133,125
   5,375 Parker-Hannifin Corp.                       245,906
   4,400 Stanley Works                               141,625
   2,900 Timken Co.                                   56,550
  23,800 United Technologies Corp.                 1,706,163
   4,600 W.W. Grainger, Inc.                         247,538
                                                  ----------
                                                   7,646,314
                                                  ----------

         Securities Broker - 1.4%
   5,755 Bear Stearns Cos., Inc.                     269,046
  20,150 Charles Schwab Corp.                      2,213,981
   5,800 Lehman Brothers Holdings, Inc.              361,050
  18,200 Merrill Lynch & Co., Inc.                 1,454,863
  28,017 Morgan Stanley Dean Witter & Co.          2,871,743
   7,200 Paine Webber Group, Inc.                    336,600
                                                  ----------
                                                   7,507,283
                                                  ----------


                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                    Value
  Shares                                          (Note 2)
-----------------------------------------------------------
         Communications - 1.3%
   4,000 Andrew Corp.*                           $   75,750
   8,500 General Instrument Corp.*                  361,250
  20,082 Lucent Technologies, Inc.                1,354,280
   3,600 Network Appliance, Inc.*                   201,150
  14,600 Nextel Communications, Inc., Class A*      732,738
  32,740 Nortel Networks Corp.                    2,842,241
   3,600 Scientific Atlanta, Inc.                   129,600
  19,200 Tellabs, Inc.*                           1,297,200
                                                 ----------
                                                  6,994,209
                                                 ----------

         Aerospace & Defense - 1.0%
  27,200 AlliedSignal, Inc.                       1,713,600
  47,838 Boeing Co.                               2,113,842
   6,200 General Dynamics Corp.                     424,700
  19,282 Lockheed Martin Corp.                      718,255
   3,500 Northrop Grumman Corp.                     232,094
   7,500 Textron, Inc.                              617,344
                                                 ----------
                                                  5,819,835
                                                 ----------

         Forest Products & Paper - 1.0%
   2,600 Bemis Co.                                  103,350
   2,800 Boise Cascade Corp.                        120,400
   4,800 Champion International Corp.               229,800
  10,800 Fort James Corp.                           409,050
   8,400 Georgia-Pacific Corp.                      397,950
   7,200 Ikon Office Solutions, Inc.                108,000
  20,192 International Paper Co.                  1,019,696
  26,240 Kimberly-Clark Corp.                     1,495,680
   5,200 Louisiana Pacific Corp.                    123,500
   5,000 Mead Corp.                                 208,750
   1,400 Potlatch Corp.                              61,513
   2,700 Temple Inland, Inc.                        184,275
   8,300 Tenneco, Inc.                              198,163
   4,950 Westvaco Corp.                             143,550
   9,800 Weyerhaeuser Co.                           673,750
   5,400 Willamette Industries, Inc.                248,738
                                                 ----------
                                                  5,726,165
                                                 ----------

         Entertainment & Leisure - 1.0%
  30,200 Carnival Corp.                           1,464,700
   6,200 Harrah's Entertainment, Inc.*              136,400
   9,550 Hasbro, Inc.                               266,803
   3,400 King World Productions, Inc.*              118,363
  20,412 Mattel, Inc.                               539,642
 101,229 Walt Disney Co.                          3,119,119
                                                 ----------
                                                  5,645,027
                                                 ----------

         Electrical Equipment - 0.9%
  15,900 Eastman Kodak Co.                        1,077,225
  21,400 Emerson Electric Co.                     1,345,525
   1,900 National Service Industries, Inc.           68,400
   2,100 Polaroid Corp.                              58,013
   3,800 Raychem Corp.                              140,600
   2,800 Thomas & Betts Corp.                       132,300
  32,600 Xerox Corp.                              1,925,438
                                                 ----------
                                                  4,747,501
                                                 ----------

                                                    Value
  Shares                                          (Note 2)
-----------------------------------------------------------
         Metals - 0.9%
  11,000 Alcan Aluminum, Ltd.                    $  351,313
  18,200 Alcoa, Inc.                              1,126,125
   9,302 Allegheny Teledyne, Inc.                   210,458
   1,800 Asarco, Inc.                                33,863
  19,000 Barrick Gold Corp.                         368,125
  11,300 Battle Mountain Gold Co.                    27,544
   6,300 Bethlehem Steel Corp.*                      48,431
   4,700 Cooper Industries, Inc.                    244,400
   3,350 Crane Co.                                  105,316
   4,300 Cyprus Amax Minerals Co.                    65,306
   6,050 Engelhard Corp.                            136,881
   7,900 Freeport-McMoRan Copper & Gold, Inc.       141,706
  12,700 Homestake Mining Co.                       103,981
   9,400 Inco, Ltd.                                 169,200
  16,400 Masco Corp.                                473,550
   8,211 Newmont Mining Corp.                       163,194
   4,300 Nucor Corp.                                203,981
   2,900 Phelps Dodge Corp.                         179,619
  15,900 Placer Dome, Inc.                          187,819
   3,200 Reynolds Metals Co.                        188,800
   4,220 USX - U.S. Steel Group                     113,940
   4,400 Worthington Industries, Inc.                72,325
                                                 ----------
                                                  4,715,877
                                                 ----------

         Household Products - 0.7%
  12,100 Corning, Inc.                              848,513
   8,100 Fortune Brands, Inc.                       335,138
  12,400 Illinois Tool Works, Inc.                1,016,800
  13,933 Newell Rubbermaid, Inc.                    647,885
   7,600 Owens-Illinois, Inc.*                      248,425
  10,476 Rohm & Haas Co.                            449,149
   3,200 Snap-On, Inc.                              115,800
   2,700 Tupperware Corp.                            68,850
                                                 ----------
                                                  3,730,560
                                                 ----------
         Restaurants - 0.6%
   6,500 Darden Restaurants, Inc.                   141,781
  66,800 McDonald's Corp.                         2,759,675
   7,610 Tricon Global Restaurants, Inc.*           411,891
   6,000 Wendy's International, Inc.                169,875
                                                 ----------
                                                  3,483,222
                                                 ----------

         Transportation - 0.6%
   4,500 Brunswick Corp.                            125,438
  22,952 Burlington Northern Santa Fe Corp.         711,512
  10,700 CSX Corp.                                  484,844
   1,600 Fleetwood Enterprises, Inc.                 42,300
   1,600 FMC Corp.*                                 109,300
   5,400 Kansas City Southern Industries, Inc.      344,588
  16,100 Laidlaw, Inc., Class B                     118,738
  18,600 Norfolk Southern Corp.                     560,325
   3,300 Ryder System, Inc.                          85,800
  12,100 Union Pacific Corp.                        705,581
                                                 ----------
                                                  3,288,426
                                                 ----------


                       See Notes to Financial Statements.
--------------------------------------------

                               Equity Index Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Value
  Shares                                                       (Note 2)
------------------------------------------------------------------------
         Health Care Providers - 0.5%
  13,400 Cardinal Health, Inc.                                $  859,275
  27,800 Columbia/HCA Healthcare Corp.                           634,188
   5,300 HCR Manor Care, Inc.*                                   128,194
  20,200 Healthsouth Corp.*                                      301,738
  13,614 McKesson Corp.                                          437,350
  15,200 Tenet Healthcare Corp.*                                 282,150
                                                              ----------
                                                               2,642,895
                                                              ----------

         Textiles, Clothing & Fabrics - 0.4%
   3,500 Fruit of the Loom, Inc.*                                 34,125
   3,000 Liz Claiborne, Inc.                                     109,500
  13,900 Nike, Inc., Class B                                     880,044
   2,700 Reebok International, Ltd.*                              50,288
   1,600 Russell Corp.                                            31,200
  44,400 Sara Lee Corp.                                        1,007,325
     900 Springs Industries, Inc.                                 39,263
   5,800 V.F. Corp.                                              247,950
                                                              ----------
                                                               2,399,695
                                                              ----------

         Airlines - 0.4%
   7,600 AMR Corp.*                                              518,700
   7,000 Delta Air Lines, Inc.                                   403,375
  14,600 FDX Corp.*                                              792,050
  16,475 Southwest Airlines, Inc.                                512,784
   3,600 U.S. Airways Group, Inc.*                               156,825
                                                              ----------
                                                               2,383,734
                                                              ----------

         Home Construction, Furnishings & Appliances - 0.4%
   4,200 Johnson Controls, Inc.                                  291,113
  18,200 Lowes Cos., Inc.                                      1,031,713
   4,300 Maytag Corp.                                            299,656
   2,600 Owens Corning                                            89,375
   2,000 Pulte Corp.                                              46,125
   3,700 Whirlpool Corp.                                         273,800
                                                              ----------
                                                               2,031,782
                                                              ----------

         Lodging - 0.1%
  12,600 Hilton Hotels Corp.                                     178,763
  12,300 Marriott International, Inc., Class A                   459,713
   9,700 Mirage Resorts, Inc.*                                   162,475
                                                              ----------
                                                                 800,951
                                                              ----------

                                               Value
    Shares                                    (Note 2)
--------------------------------------------------------
            Heavy Construction - 0.0%
     2,800  Centex Corp.                    $    105,175
     2,000  Foster Wheeler Corp.                  28,250
     2,300  Kaufman And Broad Home Corp.          57,213
     2,800  McDermott International, Inc.         79,100
                                            ------------
                                                 269,738
                                            ------------

            Containers & Packaging - 0.0%
     1,400  Ball Corp.                            59,150
     5,900  Crown Cork & Seal Co., Inc.          168,150
                                            ------------
                                                 227,300
                                            ------------
            Total Common Stocks              545,895,550
                                            ------------
            (Cost $357,986,417)

                             INVESTMENT COMPANY - 0.5%
 2,898,028  SSgA Prime Money Market Fund       2,898,028
                                            ------------

            Total Investment Company           2,898,028
                                            ------------
            (Cost $2,898,028)

 Total Investments - 99.0%                   548,793,578
                                            ------------
 (Cost $360,884,445)
 Net Other Assets and Liabilities - 1.0%       5,534,056
                                            ------------
 Total Net Assets - 100.0%                  $554,327,634
                                            ============

------------------
*   Non-income producing security.
ADR American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

Number of
Contracts     Contract        Expiration       Current Opening       Market Value at
Purchased       Type             Date             Position            June 30, 1999
---------     --------        ----------       ---------------       ---------------
    6         S & P 500         Sep-99           $1,976,699            $2,072,550
                                               ===============       ===============

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $361,438,663. Net unrealized appreciation (depreciation) aggregated $187,354,915, of which $193,597,626 related to appreciated investment securi-ties and $6,242,711 related to depreciated investment securities.
OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $69,524,654 and $116,874,698 of non-governmental issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $9,952,420. The value of collateral amounted to $10,145,280 which consisted of cash equiva-lents (note 2).

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                         Select Growth and Income Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         Value
  Shares                                               (Note 2)
----------------------------------------------------------------
                                           COMMON STOCKS - 98.0%

         Banking - 9.9%
   5,800 Associated Banc Corp.                        $  240,700
  74,700 Associates First Capital Corp., Class A       3,310,144
   5,500 Astoria Financial Corp.                         241,656
 197,700 Bank of America Corp.                        14,493,881
     300 Bank One Corp.                                   17,869
  59,900 BankBoston Corp.                              3,062,388
  16,200 Charter One Financial Inc.                      450,563
 346,500 Citigroup, Inc.                              16,458,750
  11,100 Compass Bancshares, Inc.                        302,475
   8,600 C.I.T. Group, Inc., Class A                     248,325
  10,900 Dime Bancorp, Inc.                              219,363
  22,300 First American Corp.                            926,844
  99,200 First Union Corp.                             4,662,400
   8,700 FirstMerit Corp.                                244,144
   5,800 Golden West Financial Corp.                     568,400
  10,500 Greenpoint Financial Corp.                      344,531
  15,600 Hibernia Corp., Class A                         244,725
  48,200 Household International, Inc.                 2,283,475
  12,100 Huntington Bancshares, Inc.                     423,500
  46,000 KeyCorp                                       1,477,750
     800 M&T Bank Corp.                                  440,000
  93,700 Mellon Bank Corp.                             3,408,338
   6,300 Mercantile Bankshares Corp.                     222,863
   3,700 National City Corp.                             242,350
  14,500 North Fork Bancorporation, Inc.                 309,031
   9,300 Peoples Heritage Financial Group, Inc.          174,956
  31,000 PNC Bank Corp.                                1,786,375
  22,800 Regions Financial Corp.                         876,375
  17,000 Southtrust Corp.                                652,375
  15,600 Sovereign Bancorp, Inc.                         189,150
  17,900 Summit Bancorp                                  748,444
  33,000 Suntrust Banks, Inc.                          2,291,438
   8,100 TCF Financial Corp.                             225,788
  14,600 Union Planters Corp.                            652,438
  76,400 U.S. Bancorp.                                 2,597,600
  62,000 Washington Mutual, Inc.                       2,193,250
 169,700 Wells Fargo Co.                               7,254,675
                                                      ----------
                                                      74,487,329
                                                      ----------
         Telephone Systems - 9.1%
 110,400 Ameritech Corp.                               8,114,400
  80,300 AT&T Corp.                                    4,481,744
  11,200 AT&T Corp. - Liberty Media Group, Class A*      411,600
 183,600 Bell Atlantic Corp.                          12,002,850
   2,900 Exodus Communications, Inc.*                    347,819
 106,200 GTE Corp.                                     8,044,650
  35,800 Level 3 Communications, Inc.*                 2,150,238
 202,700 MCI WorldCom, Inc.*                          17,482,875
 213,400 SBC Communications, Inc.                     12,377,200
  45,400 U.S. West, Inc.                               2,667,250
                                                      ----------
                                                      68,080,626
                                                      ----------

                                                    Value
  Shares                                          (Note 2)
-----------------------------------------------------------
         Pharmaceuticals - 8.5%
  17,500 Alza Corp., Class A*                    $  890,283
 212,800 American Home Products Corp.            12,236,000
  77,100 Amgen, Inc.*                             4,693,463
 211,500 Bristol-Myers Squibb Co.                14,897,531
  28,400 Chiron Corp.*                              589,300
  12,800 Forest Laboratories, Inc.*                 592,000
  14,500 Genzyme Corp.*                             703,250
   2,596 Genzyme Surgical Products*                  11,437
   7,700 Johnson & Johnson Co.                      754,600
 172,900 Lilly (Eli) & Co.                       12,383,963
   8,400 Medimmune, Inc.*                           569,100
  50,900 Merck & Co., Inc.                        3,766,600
  18,100 Pfizer, Inc.                             1,986,475
 133,300 Warner-Lambert Co.                       9,247,688
  15,500 Watson Pharmaceuticals, Inc.*              543,469
                                                 ----------
                                                 63,865,159
                                                 ----------

         Computers & Information - 7.7%
  20,000 Apple Computer, Inc.*                      926,250
 295,300 Cisco Systems, Inc.*                    19,046,850
 182,000 Dell Computer Corp.*                     6,734,000
 102,800 EMC Corp.*                               5,654,000
  14,000 Gateway 2000, Inc.*                        826,000
 175,400 International Business Machines Corp.   22,670,450
  32,400 Quantum Corp.*                             781,650
  21,800 Seagate Technology, Inc.*                  558,625
  22,650 Symbol Technologies, Inc.                  835,219
                                                 ----------
                                                 58,033,044
                                                 ----------

         Beverages, Food & Tobacco - 6.4%
  26,900 Bestfoods                                1,331,550
 136,900 Coca-Cola Co.                            8,556,250
   2,500 Hershey Foods Corp.                        148,438
  38,800 H. J. Heinz Co.                          1,944,850
  59,400 Nabisco Group Holdings Corp., Class A    2,569,050
 159,300 PepsiCo, Inc.                            6,162,919
  16,700 Pepsi Bottling Group, Inc.                 385,144
 230,300 Philip Morris Companies, Inc.            9,255,181
  78,200 Ralston Purina Co.                       2,380,213
  63,400 Safeway, Inc.*                           3,138,300
  78,500 Sara Lee Corp.                           1,780,969
 126,400 Seagram Co., Ltd.                        6,367,400
  60,300 Unilever NV                              4,205,925
                                                 ----------
                                                 48,226,189
                                                 ----------

         Oil & Gas - 6.2%
  46,000 Chevron Corp.                            4,378,625
  13,100 Columbia Energy Group                      821,206
  96,200 Conoco Inc., Class A                     2,681,575
  14,800 Consolidated Natural Gas Co.               899,100
   4,400 Diamond Offshore Drilling, Inc.            124,850
  19,700 El Paso Energy Corp.                       693,194
   9,500 Ensco International, Inc.                  189,406
 171,000 Exxon Corp.                             13,188,375

                       See Notes to Financial Statements.
--------------------------------------------

                         Select Growth and Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                    Value
  Shares                                          (Note 2)
-----------------------------------------------------------
         Oil & Gas (continued)
  13,400 Global Marine, Inc.*                    $  206,863
  92,100 Mobil Corp.                              9,117,900
  18,200 Phillips Petroleum Co.                     915,688
 172,500 Royal Dutch Petroleum Co.               10,393,125
  14,900 R&B Falcon Corp.*                          139,688
  45,200 Texaco, Inc.                             2,825,000
  12,500 Tosco Corp.                                324,219
   6,900 Ultramar Diamond Shamrock Corp.            150,506
                                                 ----------
                                                 47,049,320
                                                 ----------

         Retailers - 5.8%
  15,200 Abercrombie & Fitch Co., Class A*          729,600
  28,413 Albertson's, Inc.                        1,465,045
  26,700 Autozone, Inc.*                            804,338
   7,000 Circuit City Stores, Inc.                  651,000
   6,100 Costco Cos., Inc.*                         488,381
  15,600 Dayton-Hudson Corp.                      1,014,000
  16,500 Dillards, Inc., Class A                    579,563
  37,400 Federated Department Stores, Inc.*       1,979,863
  33,450 Gap, Inc.*                               1,685,044
   7,400 Hannaford Brothers Co.                     395,900
  62,300 Home Depot, Inc.                         4,014,456
  44,000 J.C. Penney Co., Inc.                    2,136,750
  92,500 K Mart Corp.*                            1,520,469
  83,000 Kroger Co.*                              2,318,813
  54,300 May Department Stores Co.                2,219,513
  23,200 Nordstrom, Inc.                            777,200
  62,500 Sears Roebuck & Co.                      2,785,156
  34,800 Sherwin Williams Co.                       965,700
  60,600 TJX Cos., Inc.                           2,018,738
  47,100 Toys "R" Us, Inc.*                         974,381
 300,900 Wal-Mart Stores, Inc.                   14,518,425
                                                 ----------
                                                 44,042,335
                                                 ----------

         Computer Software & Processing - 5.5%
  30,700 3Com Corp.*                                819,306
  74,400 America Online, Inc.*                    8,221,200
  56,000 Automatic Data Processing, Inc.          2,464,000
   2,300 BMC Software, Inc.*                        124,200
   5,200 Electronic Arts, Inc.*                     282,100
  17,400 Electronic Data Systems Corp.              984,188
 242,400 Microsoft Corp.*                        21,861,450
  28,100 Oracle Corp.*                            1,043,213
  87,900 Sun Microsystems, Inc.*                  6,054,113
                                                 ----------
                                                 41,853,770
                                                 ----------

         Electronics - 4.5%
 336,000 Intel Corp.                             19,992,000
  53,900 Motorola, Inc.                           5,107,025
  13,900 National Semiconductor Corp.*              351,844
     100 Raytheon Co., Class A                        6,888
  54,800 Texas Instruments, Inc.                  7,946,000
  12,000 Xilinx, Inc.*                              687,000
                                                 ----------
                                                 34,090,757
                                                 ----------

                                                        Value
  Shares                                              (Note 2)
---------------------------------------------------------------
         Insurance - 4.2%
  32,700 Aetna, Inc.                                 $2,924,606
 147,600 Allstate Corp.                               5,295,150
  12,600 AMBAC, Inc.                                    719,775
  19,600 American International Group, Inc.           2,294,425
  46,100 AON Corp.                                    1,901,625
  27,500 Chubb Corp.                                  1,911,250
  30,000 Cigna Corp.                                  2,670,000
  16,600 Equitable Cos., Inc.                         1,112,200
  26,200 Humana, Inc.*                                  338,963
  48,100 Marsh & Mclennan Cos.Inc.                    3,631,550
  18,000 MBIA, Inc.                                   1,165,500
   9,200 Mercury General Corp.                          312,800
   1,100 Pacificare Health Systems, Inc.*                79,131
  59,900 Provident Companies, Inc.                    2,396,000
  41,400 St. Paul Cos.                                1,317,038
  24,000 Torchmark Corp.                                819,000
  11,400 Travelers Property Casualty Corp.              446,025
  23,000 United Healthcare Corp.                      1,440,375
  10,400 Wellpoint Health Networks, Inc., Class A*      882,700
                                                     ----------
                                                     31,658,113
                                                     ----------

         Industrial-Diversified - 3.4%
 144,600 General Electric Co.                        16,339,800
  96,000 Tyco International, Ltd.                     9,096,000
                                                     ----------
                                                     25,435,800
                                                     ----------

         Commercial Services - 2.4%
   1,300 Browning-Ferris Industries, Inc.                55,900
 240,700 Cendant Corp.*                               4,934,350
  45,300 Equifax, Inc.                                1,616,644
  52,700 First Data Corp.                             2,579,006
  33,800 R. R. Donnelley & Sons Co.                   1,252,713
  85,200 Service Corp.International                   1,640,100
 107,400 Waste Management, Inc.                       5,772,750
                                                     ----------
                                                     17,851,463
                                                     ----------
         Chemicals - 2.3%
  49,200 Dow Chemical Co.                             6,242,250
  26,000 IMC Global, Inc.                               458,250
  23,600 Lyondell Chemical Co.                          486,750
 163,600 Monsanto Co.                                 6,451,975
  36,600 PPG Industries, Inc.                         2,161,688
  23,600 Solutia, Inc.                                  502,975
  24,300 Union Carbide Corp.                          1,184,625
                                                     ----------
                                                     17,488,513
                                                     ----------

         Media-Broadcasting & Publishing - 2.2%
  43,700 Comcast Corp., Class A                       1,679,719
     300 Gannett Co., Inc.                               21,413
  24,700 Knight-Ridder, Inc.                          1,356,956
 131,000 MediaOne Group, Inc.*                        9,743,125
  42,000 New York Times Co., Class A                  1,546,125
  16,700 Times Mirror Co., Class A                      989,475
   2,600 Washington Post Co., Class B                 1,398,150
                                                     ----------
                                                     16,734,963
                                                     ----------


                       See Notes to Financial Statements.
                         ------------------------------------------------------

                         Select Growth and Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                               Value
  Shares                                     (Note 2)
------------------------------------------------------
         Electric Utilities - 2.2%
  18,700 Allegheny Energy, Inc.             $  599,569
  18,300 Ameren Corp.                          702,263
  85,200 Central & South West Corp.          1,991,550
  24,300 Cinergy Corp.                         777,600
  17,600 CMS Energy Corp.                      737,000
  22,900 Constellation Energy Group, Inc.      678,413
  29,600 Dominion Resources, Inc.            1,282,050
  20,500 Edison International                  548,375
  38,100 Entergy Corp.                       1,190,625
   9,400 FPL Group, Inc.                       513,475
  14,800 NiSource, Inc.                        382,025
  20,100 Northeast Utilities*                  355,519
  23,300 Northern States Power Co.             563,569
  58,600 PG&E Corp.                          1,904,500
  13,000 Pinnacle West Capital, Corp.          523,250
  24,100 PP&L Resources, Inc.                  741,075
  16,700 Reliant Energy, Inc.                  461,338
  19,200 TECO Energy, Inc.                     436,800
  43,200 Texas Utilities Co.                 1,782,000
  18,600 Wisconsin Energy Corp.                466,163
                                            ----------
                                            16,637,159
                                            ----------

         Communications - 2.0%
 227,000 Lucent Technologies, Inc.          15,308,313
                                            ----------

         Electrical Equipment - 2.0%
  69,000 Eastman Kodak Co.                   4,674,750
  66,800 Emerson Electric Co.                4,200,050
 105,000 Xerox Corp.                         6,201,563
                                            ----------
                                            15,076,363
                                            ----------

         Cosmetics & Personal Care - 1.8%
  59,500 Gillette Co.                        2,439,500
 128,900 Procter & Gamble Co.               11,504,325
                                            ----------
                                            13,943,825
                                            ----------

         Automotive - 1.8%
  33,900 Dana Corp.                          1,561,519
 118,059 Delphi Automotive Systems Corp.     2,191,475
  45,200 Ford Motor Co.                      2,550,975
  45,500 General Motors Corp.                3,003,000
  37,300 Genuine Parts Co.                   1,305,500
  31,800 Goodyear Tire & Rubber Co.          1,870,238
  22,000 ITT Industries, Inc.                  838,750
  11,500 Paccar, Inc.                          613,813
                                            ----------
                                            13,935,270
                                            ----------

         Securities Broker - 1.4%
  11,200 Bear Stearns Cos., Inc.               523,600
  45,900 Goldman Sachs and Co.               3,316,275
   8,900 Lehman Brothers Holdings, Inc.        554,025
  26,300 Merrill Lynch & Co., Inc.           2,102,356
  33,300 Morgan Stanley Dean Witter & Co.    3,413,250
  13,800 Paine Webber Group, Inc.              645,150
                                            ----------
                                            10,554,656
                                            ----------

                                                           Value
  Shares                                                 (Note 2)
------------------------------------------------------------------
         Forest Products & Paper - 1.4%
   5,700 Bowater, Inc.                                  $  269,325
  24,400 Fort James Corp.                                  924,150
  46,500 International Paper Co.                         2,348,250
  50,500 Kimberly-Clark Corp.                            2,878,500
  11,400 Louisiana Pacific Corp.                           270,750
     300 Mead Corp.                                         12,525
  22,700 Smurfit-Stone Container Corp.*                    466,769
   6,200 Temple Inland, Inc.                               423,150
 113,000 Tenneco, Inc.                                   2,697,875
                                                        ----------
                                                        10,291,294
                                                        ----------

         Aerospace & Defense - 1.3%
  68,700 AlliedSignal, Inc.                              4,328,100
  16,600 Boeing Co.                                        733,513
 132,900 Lockheed Martin Corp.                           4,950,525
                                                        ----------
                                                        10,012,138
                                                        ----------

         Heavy Machinery - 0.9%
  37,500 Applied Materials, Inc.*                        2,770,313
   4,100 Cooper Cameron Corp.*                             151,956
  34,300 Deere & Co.                                     1,359,138
  22,100 Harris Corp., Inc.                                866,044
  16,000 Parker-Hannifin Corp.                             732,000
  11,100 Rockwell International Corp.                      674,325
   3,400 Smith International, Inc.*                        147,688
                                                        ----------
                                                         6,701,464
                                                        ----------

         Metals - 0.9%
  14,700 Alcan Aluminum, Ltd.                              469,481
  41,400 Alcoa, Inc.                                     2,561,625
  42,800 Allegheny Teledyne, Inc.                          968,350
  13,900 Cooper Industries, Inc.                           722,800
  60,700 Freeport-McMoRan Copper & Gold, Inc.            1,088,806
   8,200 Hubbell Inc.                                      372,075
   4,700 Nucor Corp.                                       222,956
   4,100 Phelps Dodge Corp.                                253,944
                                                        ----------
                                                         6,660,037
                                                        ----------

         Financial Services - 0.8%
   1,300 American Express Co.                              169,163
  70,200 Fannie Mae                                      4,799,925
   6,300 Finova Group, Inc.                                331,538
  17,500 Franklin Resources Inc.                           710,938
   3,400 Wilmington Trust Corp.                            195,075
                                                        ----------
                                                         6,206,639
                                                        ----------

         Health Care Providers - 0.6%
  94,600 Columbia/HCA Healthcare Corp.                   2,158,063
  15,200 HCR Manor Care, Inc.*                             367,650
  36,100 Health Management Associates, Inc., Class A*      406,125
  68,400 Healthsouth Corp.*                              1,021,725
  49,800 Tenet Healthcare Corp.*                           924,413
                                                        ----------
                                                         4,877,976
                                                        ----------


                       See Notes to Financial Statements.
--------------------------------------------

                         Select Growth and Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                 Value
  Shares                                                       (Note 2)
------------------------------------------------------------------------
         Transportation - 0.6%
  45,200 Burlington Northern Santa Fe Corp.                   $1,401,200
   4,000 CNF Transportation, Inc.                                153,500
  20,300 CSX Corp.                                               919,844
  26,100 Norfolk Southern Corp.                                  786,263
  23,900 Union Pacific Corp.                                   1,393,669
                                                              ----------
                                                               4,654,476
                                                              ----------

         Lodging - 0.6%
  80,900 Hilton Hotels Corp.                                   1,147,769
  28,300 Mandalay Resort Group*                                  597,838
  61,600 Mirage Resorts, Inc.*                                 1,031,800
  55,500 Starwood Hotels & Resorts Worldwide, Inc.             1,696,219
                                                              ----------
                                                               4,473,626
                                                              ----------

         Airlines - 0.4%
  43,600 AMR Corp.*                                            2,975,700
                                                              ----------

         Medical Supplies - 0.4%
  10,800 Eaton Corp.                                             993,600
   9,700 Medtronic, Inc.                                         755,388
   8,200 PE Biosystems Group                                     940,950
                                                              ----------
                                                               2,689,938
                                                              ----------

         Home Construction, Furnishings & Appliances - 0.3%
   1,300 Johnson Controls, Inc.                                   90,106
  14,800 Lear Corp.*                                             736,300
  42,200 Leggett & Platt, Inc.                                 1,173,688
   8,000 Whirlpool Corp.                                         592,000
                                                              ----------
                                                               2,592,094
                                                              ----------

         Entertainment & Leisure - 0.2%
  63,400 Mattel, Inc.                                          1,676,138
                                                              ----------

         Household Products - 0.2%
  38,900 Rohm & Haas Co.                                       1,667,838
                                                              ----------

         Textiles, Clothing & Fabrics - 0.1%
  22,300 Jones Apparel Group, Inc.*                              765,169
                                                              ----------

                                                   Value
     Shares                                       (Note 2)
------------------------------------------------------------
             Building Materials - 0.0%
      5,000  USG Corp.                          $    280,000
                                                ------------

             Total Common Stocks                 740,877,494
                                                ------------
             (Cost $682,118,024)
  Par Value
  ---------
 U.S. GOVERNMENT OBLIGATION - 0.2%

             U.S. Treasury Note
 $1,500,000  5.88%, 02/15/00 (1)                   1,506,095
                                                ------------
             Total U.S. Government Obligation      1,506,095
                                                ------------
             (Cost $1,506,152)
  Shares
  -------
 INVESTMENT COMPANY - 0.0%

    335,331  SSgA Prime Money Market Fund            335,331
                                                ------------
             Total Investment Company                335,331
                                                ------------
             (Cost $335,331)

 Total Investments - 98.2%                       742,718,920
                                                ------------
 (Cost $683,959,507)
 Net Other Assets and Liabilities - 1.8%          13,618,802
                                                ------------
 Total Net Assets - 100.0%                      $756,337,722
                                                ============

------------------
*   Non-income producing security.
(1) Security has been deposited as initial margin on futures contracts. At June 30, 1999, the Portfolio's open futures contracts were as follows:

Number of                                            Current
Contracts      Contract         Expiration           Opening           Market Value at
Purchased        Type              Date             Position            June 30, 1999
---------      --------         ----------         -----------         ---------------
   37          S&P 500            Sep-99           $12,426,470           $12,780,725
                                                   ===========         ===============

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $684,051,567. Net unrealized appreciation (depreciation) aggregated $58,667,353, of which $77,231,894 related to appreciated investment securities and $18,564,541 related to depreciated investment securities.

OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $667,421,117 and $649,241,991 of non-governmental issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $10,516,856. The value of collateral amounted to $10,693,200 which consisted of cash equiva-lents (note 2).

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Select Income Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
  Par Value                                        Moody's Ratings  (Note 2)
-----------------------------------------------------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 52.4%

             Ginnie Mae (B) - 22.9%
 $9,192,223  6.50%, 03/15/29 to 06/15/29                 Aaa       $8,861,033
 24,657,601  7.00%, 01/15/24 to 06/15/29                 Aaa       24,373,965
  4,500,000  8.00%, 07/01/29 (D)                         Aaa        4,623,750
    609,696  8.00%, 08/15/25 to 11/15/25                 Aaa          626,991
  1,722,311  9.00%, 12/15/17                             Aaa        1,835,914
                                                                   ----------
                                                                   40,321,653
                                                                   ----------

             Fannie Mae (B) - 15.2%
  4,750,000  4.73%, 08/06/99                             Aaa        4,690,711
  9,074,570  6.00%, 03/01/03 to 06/01/29                 Aaa        8,566,737
  3,325,000  6.40%, 05/14/09                             Aaa        3,207,967
  8,588,709  6.50%, 06/01/14 to 03/01/29                 Aaa        8,404,866
    114,584  7.00%, 11/15/27                             Aaa          113,269
  1,561,948  9.00%, 11/01/25                             Aaa        1,660,538
                                                                   ----------
                                                                   26,644,088
                                                                   ----------

             U.S. Treasury Bonds - 8.4%
  9,625,000  8.13%, 08/15/19 to 05/15/21                 Aaa       11,647,109
  2,100,000  11.25%, 02/15/15                            Aaa        3,135,563
                                                                   ----------
                                                                   14,782,672
                                                                   ----------

             U.S. Treasury Notes - 4.2%
  5,875,000  4.75%, 11/15/08 (E)                         Aaa        5,392,151
    250,000  5.63%, 12/31/99                             Aaa          250,547
  1,125,000  5.75%, 10/31/02                             Aaa        1,127,462
    525,000  6.63%, 04/30/02                             Aaa          538,125
                                                                   ----------
                                                                    7,308,285
                                                                   ----------

             Federal Home Loan Bank - 0.9%
  1,500,000  5.38%, 03/02/01                             Aaa        1,489,977
                                                                   ----------

             U.S. Treasury Inflationary Index -
              0.8%
  1,375,000  3.76%, 07/15/02                             Aaa        1,361,680
                                                                   ----------
             Total U.S. Government and Agency
             Obligations                                           91,908,355
                                                                   ----------
             (Cost $93,767,229)

 CORPORATE NOTES AND BONDS - 36.8%

             Banking - 7.8%
    300,000  Abbey National, Plc, Yankee Bond
             6.70%, 06/29/49                             Aa           278,233
  1,625,000  Banc One Corp., MTN 5.63%, 02/17/04         Aa         1,557,402
    975,000  BB&T Corp.
             6.38%, 06/30/05                             A            951,435
    700,000  BB&T Corp.
             7.25%, 06/15/07                             A            700,877
    400,000  First USA Bank
             7.00%, 08/20/01                             Aa           404,825
    750,000  Firstar Corp.
             5.88%, 11/01/03                             A            726,925

                                                                      Value
 Par Value                                         Moody's Ratings  (Note 2)
-----------------------------------------------------------------------------
            Banking (continued)
 $ 250,000  Key Bank National Association
            5.80%, 04/01/04                              Aa        $  238,995
   575,000  Key Bank National Association
            6.50%, 04/15/08                              A            555,011
   800,000  Keystone Financial MidAtlantic
            Funding, MTN
            7.30%, 05/15/04                              Baa          805,137
 2,000,000  MBNA Credit Card Trust, CMO
            5.36%, 07/17/06                              A          2,001,800
 1,025,000  Mellon Financial Co.
            5.75%, 11/15/03                              A            993,597
   800,000  National City Corp.
            5.75%, 02/01/09                              A            729,424
 1,965,000  National Westminster Bank
            7.75%, 04/29/49                              Aa         1,929,337
 1,125,000  Union Planters Bank
            6.50%, 03/15/08                              Baa        1,060,623
   775,000  Wells Fargo Co.
            6.75%, 06/15/07                              Aa           768,306
                                                                   ----------
                                                                   13,701,927
                                                                   ----------

            Real Estate - 4.2%
   275,000  Avalon Properties, Inc., REIT
            7.38%, 09/15/02                              Baa          275,597
   750,000  Colonial Realty, LP, MTN
            6.96%, 07/26/04                              Baa          705,042
   300,000  Colonial Realty, LP, MTN
            7.16%, 01/17/03                              Baa          289,960
 1,350,000  ERP Operating, LP, Senior Note
            6.63%, 02/15/05                              Baa        1,307,699
   400,000  Franchise Finance Corp. of America,
            REIT
            7.00%, 11/30/00                              Baa          398,410
   750,000  IRT Property Co., REIT
            7.25%, 08/15/07                              Baa          702,575
   650,000  Meditrust Cos., REIT
            7.82%, 09/10/26                              Ba           580,419
   825,000  Regency Centers, LP, REIT
            7.40%, 04/01/04                              Baa          819,397
   500,000  Shopping Center Associates (A)
            6.75%, 01/15/04                              Baa          493,608
   450,000  Spieker Properties, Inc., REIT
            6.65%, 12/15/00                              Baa          449,168
   750,000  Summit Properties Partnership, LP,
            REIT
            7.20%, 08/15/07                              Baa          696,737
   625,000  Trinet Corporate Realty Trust, Inc.,
            REIT
            7.30%, 05/15/01                              Baa          623,357
                                                                   ----------
                                                                    7,341,969
                                                                   ----------

            Insurance - 3.8%
   400,000  AAG Holding Co., Inc.
            6.88%, 06/01/08                              Baa          371,940
   600,000  American Financial Group, Inc.
            7.13%, 04/15/09                              Baa          567,525

                       See Notes to Financial Statements.
--------------------------------------------

                               Select Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Value
  Par Value                                      Moody's Ratings  (Note 2)
---------------------------------------------------------------------------
             Insurance (continued)
  $1,000,000 Conseco, Inc.
             6.80%, 06/15/05                           Ba        $  940,815
     800,000 Markel Corp.
             7.25%, 11/01/03                           Baa          806,150
   1,700,000 Marsh & Mclennan Cos. Inc.
             6.63%, 06/15/04                           A          1,702,613
     700,000 Provident Companies, Inc.
             7.00%, 07/15/18                           A            669,014
     750,000 Reliastar Financial Corp.
             6.50%, 11/15/08                           A            713,798
     450,000 TIG Holdings, Inc.
             8.13%, 04/15/05                           Baa          445,656
     400,000 USF&G Corp.
             8.38%, 06/15/01                           A            413,464
                                                                 ----------
                                                                  6,630,975
                                                                 ----------

             Media-Broadcasting & Publishing -
              3.4%
   1,675,000 Cox Communications, Inc.
             6.69%, 09/20/04                           Baa        1,656,670
     950,000 News America Holdings, Inc.
             7.30%, 04/30/28                           Baa          875,646
     375,000 News America Holdings, Inc.
             7.75%, 12/01/45                           Baa          355,464
   1,525,000 Time Warner, Inc.
             7.75%, 06/15/05                           Baa        1,570,649
   1,525,000 Viacom, Inc.
             7.75%, 06/01/05                           Baa        1,568,789
                                                                 ----------
                                                                  6,027,218
                                                                 ----------

             Financial Services - 3.3%
     450,000 Ahold Finance USA, Inc.
             6.25%, 05/01/09                           A            424,405
     400,000 Ahold Finance USA, Inc.
             6.88%, 05/01/29                           A            370,999
   1,550,000 AMVESCAP, Plc, Yankee Bond
             6.60%, 05/15/05                           A          1,464,601
   1,500,000 Brascan, Ltd., Yankee Note
             7.38%, 10/01/02                           Baa        1,515,815
     875,000 Homeside Lending, Inc., MTN
             6.88%, 06/30/02                           A            876,488
     900,000 ProLogis Trust, REIT
             6.70%, 04/15/04                           Baa          878,283
     250,000 Travelers Group, Inc., MTN
             6.63%, 11/30/00                           Aa           250,913
                                                                 ----------
                                                                  5,781,504
                                                                 ----------

             Securities Broker - 2.2%
     190,000 Bear Stearns Cos., Inc.
             6.75%, 08/15/00                           A            191,010
   1,150,000 Goldman Sachs and Co. (A)
             7.20%, 03/01/07                           A          1,157,086
     575,000 Merrill Lynch & Co., Inc.
             6.00%, 01/15/01                           Aa           572,765
     675,000 Morgan Stanley Dean Witter & Co.
             5.63%, 01/20/04                           Aa           648,181

                                                                       Value
 Par Value                                          Moody's Ratings  (Note 2)
------------------------------------------------------------------------------
            Securities Broker (continued)
 $ 375,000  Paine Webber Group, Inc.
            6.38%, 05/15/04                               Baa       $  364,518
   575,000  Salomon Smith Barney Holdings, Inc.
            6.25%, 06/15/05                               Aa           553,949
   100,000  Salomon Smith Barney Holdings, Inc.
            7.13%, 08/01/99                               Aa           100,088
   350,000  Salomon Smith Barney Holdings, Inc.
            7.88%, 10/01/99                               Aa           351,592
                                                                    ----------
                                                                     3,939,189
                                                                    ----------

            Forest Products & Paper - 1.6%
 1,275,000  Abitibi-Consolidated,
            Yankee Debenture
            7.50%, 04/01/28                               Baa        1,140,406
   425,000  Abitibi-Consolidated,
            Yankee Debenture
            7.40%, 04/01/18                               Baa          385,957
   775,000  Georgia-Pacific Corp.
            9.95%, 06/15/02                               Baa          830,196
   425,000  Nexfor, Inc., Yankee Debenture 8.88%,
            10/15/99                                      Baa          427,703
                                                                    ----------
                                                                     2,784,262
                                                                    ----------
            Commercial Services - 1.6%
 1,250,000  Blount International, Inc.
            7.00%, 06/15/05                               Ba         1,196,994
   550,000  Waste Management, Inc.
            6.13%, 07/15/01                               Baa          546,310
   625,000  Waste Management, Inc.
            6.38%, 12/01/03                               Baa          617,246
   450,000  Waste Management, Inc.
            7.00%, 07/15/28                               Baa          414,952
                                                                    ----------
                                                                     2,775,502
                                                                    ----------
            Oil & Gas - 1.2%
   900,000  Coastal Corp.
            6.20%, 05/15/04                               Baa          879,753
   925,000  Canadian Occidental Petroleum, Yankee
            Bond
            7.40%, 05/01/28                               Baa          837,317
   400,000  Enron Corp.
            6.45%, 11/15/01                               Baa          399,282
                                                                    ----------
                                                                     2,116,352
                                                                    ----------
            Industrial-Diversified - 0.9%
 1,625,000  Tyco International Group S.A. 6.38%,
            06/15/05                                      Baa        1,583,576
                                                                    ----------

            Entertainment & Leisure - 0.9%
 1,325,000  Royal Caribbean Cruises, Ltd., Yankee
            Debenture 7.50%, 10/15/27                     Baa        1,230,804

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Select Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Value
 Par Value                                        Moody's Ratings  (Note 2)
----------------------------------------------------------------------------
            Entertainment & Leisure (continued)
 $ 375,000  Time Warner, Inc. 6.63%, 05/15/29           Baa       $  330,334
                                                                  ----------
                                                                   1,561,138
                                                                  ----------

            Communications - 0.9%
 1,225,000  PanAmSat Corp. 6.13%, 01/15/05              Baa        1,181,956
   325,000  PanAmSat Corp. 6.00%, 01/15/03              Baa          318,116
                                                                  ----------
                                                                   1,500,072
                                                                  ----------

            Beverages, Food &
            Tobacco - 0.8%
 1,425,000  Diageo Plc
            6.63%, 06/24/04                             A          1,427,403
                                                                  ----------

            Restaurants - 0.7%
 1,350,000  Aramark Services, Inc.
            6.75%, 08/01/04                             Baa        1,309,823
                                                                  ----------

            Chemicals - 0.7%
 1,200,000  IMC Global, Inc. 7.63%, 11/01/05            Baa        1,221,592
                                                                  ----------

            Metals - 0.6%
 1,250,000  Cominco, Ltd.
            6.88%, 02/15/06                             Baa        1,095,489
                                                                  ----------

            Heavy Machinery - 0.6%
 1,075,000  Idex Corp.
            6.88%, 02/15/08                             Baa          991,123
                                                                  ----------

            Transportation - 0.5%
 1,000,000  Wisconsin Central
            Transportation Corp.
            6.63%, 04/15/08                             Baa          955,896
                                                                  ----------

            Telephone Systems - 0.4%
   700,000  Telephone and Data Systems, Inc.
            7.00%, 08/01/06                             Baa          658,541
                                                                  ----------

            Retailers - 0.4%
   625,000  Sears Roebuck Acceptance Corp., MTN
            6.69%, 04/30/01                             A            626,964
                                                                  ----------

            Lodging - 0.3%
   500,000  La Quinta Inns, Inc., MTN 7.11%,
            10/17/01                                    Ba           472,817
                                                                  ----------
            Total Corporate Notes
            and Bonds                                             64,503,332
                                                                  ----------
            (Cost $66,888,810)

                                                                       Value
  Par Value                                         Moody's Ratings  (Note 2)
------------------------------------------------------------------------------
               ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 8.4%

 $1,522,200  Bear Stearns Mortgage Securities,
             Inc. Series 1998-2, Class B, CMO
             6.75%, 04/30/30                              Aa        $1,490,645
    700,000  Chase Commercial Mortgage Securities
             Corp. Series 1997-1, Class D, CMO
             7.37%, 05/19/07 (C)                          BBB          687,862
    999,819  Chase Commercial Mortgage Securities
             Corp. Series 1996-1, Class E, CMO
             7.60%, 06/18/06 (C)                          BBB          963,166
  1,104,258  Citicorp Mortgage Securities, Inc.,
             Series 1995-3, Class B3, CMO 7.50%,
             11/25/25 (C)                                 BBB        1,051,242
  1,675,000  Delta Funding Home Equity Loan Trust
             Series 1999-1, Class A6F, CMO 6.34%,
             10/15/28                                     Aaa        1,608,134
     53,030  Fund America Investors Corp. II,
             Series 1993-F, Class A1, CMO 5.40%,
             09/25/09                                     Aaa           52,207
  1,675,000  General Electric Capital Mortgage
             Services, Inc. Series 1999-HE1,
             Class A-2, CMO
             6.27%, 04/25/29                              Aaa        1,630,680
    900,000  GMAC Commercial Mortgage Securities
             Corp. Series 1997-C1, Class E, CMO
             7.09%, 11/15/10                              Baa          865,355
    350,000  Green Tree Financial Corp., Series
             1998-8, Class B-1, CMO 7.69%,
             09/01/30                                     Baa          336,158
    504,505  Housing Securities, Inc.,
             Series 1994-2, Class A-1, CMO
             6.50%, 07/25/09                              Aaa          496,175
  1,000,000  Merrill Lynch Mortgage Investors,
             Inc. Series 1996-C2, Class E, CMO
             6.96%, 11/21/28                              Aa           896,460
    825,000  Merrill Lynch Mortgage Investors,
             Inc. Series 1997-C1, Class D, CMO
             7.12%, 06/18/29                              Baa          795,704
    575,000  Mortgage Capital Funding, Inc.,
             Series 1996-MC1, Class A2B, CMO
             7.90%, 07/15/28 (C)                          AAA          614,434
    700,000  Preferred Credit Corp., Series 1997-
             1, Class A6, CMO
             7.59%, 07/25/26                              Aaa          716,625
    180,715  Resolution Trust Corp., Series 1995-
             2, Class C-1, CMO
             7.45%, 05/25/29                              Baa          178,487
    113,694  Resolution Trust Corp., Series 1994-
             C2, Class D, CMO
             8.00%, 04/25/25 (C)                          BBB          115,008

                       See Notes to Financial Statements.
--------------------------------------------

                               Select Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Value
 Par Value                                        Moody's Ratings   (Note 2)
------------------------------------------------------------------------------
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

 $ 625,000  Resolution Trust Corp.,
            Series 1994-C1, Class C, CMO
            8.00%, 06/25/26 (C)                         AA        $    635,838
 1,650,000  UCFC Home Equity Loan, Series 1998-
            D, Class AF7, CMO 6.32%, 04/15/30           Aaa          1,583,538
                                                        ---       ------------
            Total Asset-Backed and Mortgage-
            Backed Securities                                       14,717,718
                                                        ---       ------------
            (Cost $15,043,826)

 Total Investments - 97.6%                                         171,129,405
                                                        ---       ------------
 (Cost $175,699,865)
 Net Other Assets and Liabilities - 2.4%                             4,225,964
                                                        ---       ------------
 Total Net Assets - 100.0%                                        $175,355,369
                                                        ===       ============

------------------
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registra-tion, to qualified institutional buyers. At June 30, 1999, these securities amounted to $1,650,694 or 0.94% of net assets.
(B) Pass Through Certificates
(C) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(D) Forward Commitment
(E) Designated as Collateral on Forward Commitment
MTN Medium Term Note
REIT Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $175,707,927. Net unrealized appreciation (depreciation) aggregated $(4,578,522), of which $208,633 related to appreciated investment securities and $4,787,155 related to depreciated investment securities.

OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $41,164,470 and $46,933,839 of non-governmental issuers, respectively, and $140,880,785 and $116,666,471 from U.S. Government and Agency issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $6,489,797. The value of collateral amounted to $6,667,438 which consisted of cash equiva-lents (note 2).

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

           Moody's Ratings                                               S&P Ratings
   Aaa                       57.4%                               AAA                                   0.4%
   Aa                         5.7                                AA                                    0.4
   A                          9.8                                BBB                                   1.6
   Baa                       22.8
   Ba                         1.9
                         ---------                                                                  -------
                             97.6%                                                                     2.4%
                         =========                                                                  =======

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                          Investment Grade Income Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Value
    Par Value                                  Moody's Ratings   (Note 2)
---------------------------------------------------------------------------
 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.5%
                Fannie Mae (A) - 22.6%
 $  1,000,000   4.92%, 07/19/99                      Aaa       $    996,583
   13,389,576   6.00%, 05/01/01 to 02/01/29          Aaa         12,800,071
   16,918,983   6.50%, 05/01/08 to 06/01/29          Aaa         16,393,388
    2,500,000   7.00%, 07/01/29 (D)                  Aaa          2,473,438
   12,268,232   7.00%, 05/01/17 to 07/14/29          Aaa         12,162,178
      592,968   7.39%, 08/17/03                      Aaa            595,612
    7,616,324   7.50%, 10/01/25 to 10/01/28          Aaa          7,720,631
    2,224,477   8.00%, 04/01/09 to 04/01/23          Aaa          2,291,424
      393,735   8.50%, 07/01/08                      Aaa            409,366
      361,708   9.00%, 02/01/10                      Aaa            377,392
                                                               ------------
                                                                 56,220,083
                                                               ------------
                U.S. Treasury Notes - 10.1%
   10,850,000   5.63%, 02/28/01                      Aaa         10,873,733
    9,415,000   5.75%, 08/15/03                      Aaa          9,415,000
      300,000   6.25%, 02/15/07                      Aaa            305,625
      250,000   6.50%, 08/15/05                      Aaa            257,735
    3,530,000   6.63%, 03/31/02 (E)                  Aaa          3,618,250
      670,000   6.88%, 05/15/06                      Aaa            705,385
                                                               ------------
                                                                 25,175,728
                                                               ------------
                U.S. Treasury Bonds - 9.2%
    4,835,000   5.50%, 08/15/28                      Aaa          4,414,959
    9,905,000   7.13%, 02/15/23                      Aaa         10,941,935
    4,565,000   7.25%, 05/15/16                      Aaa          5,010,088
    1,500,000   7.50%, 11/15/16                      Aaa          1,686,095
      650,000   7.63%, 11/15/22                      Aaa            756,031
       90,000   7.75%, 01/31/00                      Aaa             91,350
                                                               ------------
                                                                 22,900,458
                                                               ------------
                Ginnie Mae (A) - 4.5%
    8,251,344   6.50%, 09/15/08 to 02/15/29          Aaa          7,980,162
    1,499,875   7.00%, 05/15/23 to 06/15/23          Aaa          1,486,361
      903,720   8.00%, 08/15/22 to 09/15/26          Aaa            929,659
      179,948   9.00%, 08/15/16                      Aaa            191,824
      711,440   9.50%, 02/15/06                      Aaa            753,302
                                                               ------------
                                                                 11,341,308
                                                               ------------
                Freddie Mac (A) - 3.1%
      137,945   6.50%, 06/01/04 to 08/01/04          Aaa            136,272
    3,197,499   7.00%, 08/01/10 to 12/01/11          Aaa          3,214,850
    1,018,422   7.50%, 01/01/07 to 10/01/18          Aaa          1,035,644
    1,248,422   7.90%, 07/01/16                      Aaa          1,281,583
      802,200   8.00%, 04/01/07 to 08/01/09          Aaa            821,995
      282,996   8.75%, 05/01/17                      Aaa            302,432
      712,383   9.50%, 03/01/01 to 02/01/21          Aaa            759,005
      210,964   10.00%, 10/01/20 to 12/01/20         Aaa            228,997
                                                               ------------
                                                                  7,780,778
                                                               ------------
                Total U.S. Government and
                Agency Obligations                              123,418,355
                                                               ------------
                (Cost $126,019,789)

                                                                     Value
 Par Value                                        Moody's Ratings   (Note 2)
------------------------------------------------------------------------------
 CORPORATE NOTES AND BONDS - 34.9%
            Banking - 4.6%
 $ 925,000  BankBoston Corp., MTN
            6.38%, 04/15/08                             A         $    873,080
 1,450,000  BCH Cayman Islands, Ltd., Yankee
            Subordinated Note, Guaranteed
            6.50%, 02/15/06                             A            1,391,549
 1,000,000  Centura Banks, Inc.
            6.50%, 03/15/09                             Baa            933,498
 2,000,000  Chase Manhattan Corp.
            6.38%, 02/15/08                             A            1,903,062
 1,000,000  Compass Trust I, Series A
            8.23%, 01/15/27                             A              998,334
 2,000,000  Firstar Corp., MTN
            6.97%, 05/01/00                             A            2,009,190
 1,750,000  MBNA Corp.
            6.96%, 09/12/02                             Baa          1,722,833
 1,775,000  Providian National Bank
            6.75%, 03/15/02                             Baa          1,758,771
                                                                  ------------
                                                                    11,590,317
                                                                  ------------
            Securities Broker - 3.3%
 2,500,000  Bear Stearns Cos., Inc.,
            Senior Note
            6.15%, 03/02/04                             A            2,424,118
 2,045,000  Donaldson, Lufkin & Jenrette, Inc.,
            Senior Note
            6.88%, 11/01/05                             A            2,015,366
 2,275,000  Morgan Stanley Dean Witter & Co.,
            MTN
            5.63%, 02/28/01                             Aa           2,249,506
 1,700,000  Paine Webber Group, Inc., Senior
            Note
            6.55%, 04/15/08                             Baa          1,596,261
                                                                  ------------
                                                                     8,285,251
                                                                  ------------
            Telephone Systems - 3.3%
 1,500,000  AT&T Capital Corp., MTN
            6.25%, 05/15/01                             Baa          1,475,871
 1,225,000  LCI International, Inc.,
            Senior Note
            7.25%, 06/15/07                             Ba           1,206,298
 2,275,000  MCI WorldCom, Inc.
            7.75%, 04/01/07                             A            2,377,498
 1,800,000  Sprint Capital Corp.
            5.70%, 11/15/03                             Baa          1,731,339
 1,500,000  U.S. West Capital Funding, Inc.
            6.13%, 07/15/02                             Baa          1,469,273
                                                                  ------------
                                                                     8,260,279
                                                                  ------------
            Media-Broadcasting & Publishing -
             3.2%
 1,675,000  Comcast Cable Communications, Inc.
            8.13%, 05/01/04                             Baa          1,759,083

                       See Notes to Financial Statements.
--------------------------------------------

                          Investment Grade Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Value
   Par Value                                        Moody's Ratings  (Note 2)
-------------------------------------------------------------------------------
               Media-Broadcasting & Publishing
               (continued)
 $ 1,125,000   Hearst-Argyle Television, Inc.,
               Senior Note
               7.00%, 01/15/18                            Baa       $ 1,038,924
   2,275,000   News America Holdings, Inc. 7.38%,
               10/17/08                                   Baa         2,259,587
     675,000   Time Warner Entertainment Co., LP,
               Senior Debenture
               8.38%, 03/15/23                            Baa           730,461
   1,230,000   Time Warner, Inc., Debenture
               8.05%, 01/15/16                            Baa         1,286,943
     750,000   Time Warner, Inc., Debenture
               9.15%, 02/01/23                            Baa           864,458
                                                                    -----------
                                                                      7,939,456
                                                                    -----------
               Oil & Gas - 2.7%
   2,325,000   K.N. Energy, Inc., Senior Note
               6.45%, 03/01/03                            Baa         2,243,741
     700,000   Southwest Gas Corp., Debenture,
               Series F
               9.75%, 06/15/02                            Baa           747,541
   1,500,000   Tennessee Gas Pipeline Co.,
               Debentures
               7.50%, 04/01/17                            Baa         1,488,896
     800,000   Union Pacific Resources
               Group, Inc.
               6.50%, 05/15/05                            Baa           760,373
   1,500,000   Valero Energy Corp., MTN 7.50%,
               05/31/01 (B)                               BBB         1,508,739
                                                                    -----------
                                                                      6,749,290
                                                                    -----------
               Electric Utilities - 2.7%
   2,195,000   Connecticut Light & Power Co.,
               First Mortgage, Series 94D
               7.88%, 10/01/24                            Baa         2,248,273
   1,000,000   Empresa Electrica Pehuenche SA,
               Yankee Note
               7.30%, 05/01/03                            Baa           947,999
   1,000,000   Ohio Edison Co.
               7.38%, 09/15/02                            Baa         1,020,715
   1,100,000   Sithe/Independence Funding Corp.,
               Guaranteed, Series A 9.00%,
               12/30/13                                   Baa         1,186,416
     580,000   Texas Utilities Electric Co.
               7.38%, 10/01/25                            A             556,522
     800,000   Texas-New Mexico Power Co., Senior
               Note
               6.25%, 01/15/09                            Baa           705,083
                                                                    -----------
                                                                      6,665,008
                                                                    -----------
               Financial Services - 2.4%
   1,750,000   Homeside Lending, Inc., MTN 6.88%,
               05/15/00                                   A           1,757,973
   1,500,000   Legg Mason, Inc., Senior Note
               6.50%, 02/15/06                            Baa         1,452,110

                                                                       Value
   Par Value                                        Moody's Ratings  (Note 2)
-------------------------------------------------------------------------------
               Financial Services (continued)
 $ 1,700,000   The Money Store, Inc.
               8.05%, 04/15/02                            A         $ 1,769,734
   1,000,000   Travelers Group, Inc.
               7.25%, 05/01/01                            Aa          1,017,375
                                                                    -----------
                                                                      5,997,192
                                                                    -----------
               Beverages, Food & Tobacco - 1.7%
   1,700,000   J. Seagram & Sons, Inc.
               7.60%, 12/15/28                            Baa         1,639,715
   1,500,000   Ralston Purina Co., Debenture
               7.75%, 10/01/15                            Baa         1,566,876
   1,000,000   Safeway, Inc.
               6.50%, 11/15/08                            Baa           958,313
                                                                    -----------
                                                                      4,164,904
                                                                    -----------
               Airlines - 1.6%
   1,300,000   AMR Corp., Debenture
               9.50%, 05/15/01                            Baa         1,360,510
   2,003,000   United Air Lines, Inc.
               9.00%, 12/15/03                            Baa         2,122,217
     415,080   United Air Lines, Inc.
               9.30%, 03/22/08                            Baa           451,951
                                                                    -----------
                                                                      3,934,678
                                                                    -----------
               Forest Products & Paper - 1.6%
   1,900,000   Abitibi-Consolidated,
               Yankee Debenture
               7.40%, 04/01/18                            Baa         1,725,455
   1,225,000   Chesapeake Corp.
               7.20%, 03/15/05                            Baa         1,236,279
   1,000,000   International Paper Co.
               6.88%, 04/15/29                            A             918,610
                                                                    -----------
                                                                      3,880,344
                                                                    -----------
               Automotive - 1.4%
     400,000   Ford Motor Credit Corp.
               5.80%, 01/12/09                            A             365,720
   1,300,000   Ford Motor Credit Corp.
               6.25%, 12/08/05                            A           1,255,521
   1,805,000   General Motors Acceptance Corp.
               5.88%, 01/22/03                            A           1,764,003
                                                                    -----------
                                                                      3,385,244
                                                                    -----------
               Insurance - 1.0%
   1,000,000   AON Capital Trust, Series A 8.21%,
               01/01/27                                   A           1,052,022
   1,500,000   Conseco Finance Trust III
               8.80%, 04/01/27                            Ba          1,377,257
                                                                    -----------
                                                                      2,429,279
                                                                    -----------
               Retailers - 0.9%
   2,450,000   Dillards, Inc.
               6.13%, 11/01/03                            Baa         2,366,879
                                                                    -----------

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                          Investment Grade Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                     Value
   Par Value                                      Moody's Ratings   (Note 2)
------------------------------------------------------------------------------
               Communications - 0.8%
 $ 2,275,000   Lucent Technologies, Inc. 6.45%,
               03/15/29                                 A         $  2,078,786
                                                                  ------------
               Computers & Information - 0.7%
   2,000,000   International Business
               Machines Corp.
               6.50%, 01/15/28                          A            1,847,556
                                                                  ------------
               Heavy Machinery - 0.6%
   1,500,000   Black & Decker Corp.
               6.63%, 11/15/00                          Baa          1,507,677
                                                                  ------------
               Industrial-Diversified - 0.6%
   1,500,000   Tyco International Group S.A.,
               Yankee Subordinated Note 6.25%,
               06/15/03                                 Baa          1,476,305
                                                                  ------------
               Pharmaceuticals - 0.6%
   1,500,000   Watson Pharmaceuticals, Inc.,
               Senior Note
               7.13%, 05/15/08                          Ba           1,435,785
                                                                  ------------
               Chemicals - 0.5%
   1,350,000   Georgia Gulf Corp.
               7.63%, 11/15/05                          Ba           1,336,218
                                                                  ------------
               Transportation - 0.4%
     900,000   CNF Transportation, Inc.,
               Debenture
               9.13%, 08/15/99                          Baa            901,144
                                                                  ------------
               Home Construction, Furnishings & Appliances -
                0.3%
     850,000   Pulte Corp., Senior Note
               7.00%, 12/15/03                          Baa            816,912
                                                                  ------------
               Total Corporate Notes and Bonds                      87,048,504
                                                                  ------------
               (Cost $89,065,094)
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (A) - 13.2%
     277,849   Associates Manufactured Housing,
               Series 1996-1, Class A2,
               6.70%, 03/15/27                          Aaa            278,210
   2,350,000   BankBoston RV Asset Backed
               Trust, Series 1997-1, Class A8,
               6.54%, 02/15/09                          Aaa          2,360,011
   1,489,606   Barnett Auto Trust,
               Series 1997-A, Class A-3,
               6.03%, 11/15/01                          Aaa          1,493,404
   1,288,054   Bear Stearns Mortgage
               Securities, Inc., Series 1995-1,
               Class 1A, CMO
               6.48%, 05/25/10                          Aaa          1,266,646

                                                                     Value
  Par Value                                       Moody's Ratings   (Note 2)
------------------------------------------------------------------------------
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (A) (continued)
 $2,100,000  Bear Stears Mortgage
             Securities, Inc.,
             7.08%, 06/15/09                            Aaa       $  2,118,375
  1,250,000  Bear Stearns Mortgage Securities,
             Inc., Series 1996-3, Class A10,
             CMO
             7.75%, 06/25/27                            Aaa          1,262,751
    750,000  Carco Auto Loan Master Trust,
             Series 1997-1, Class A,
             6.69%, 08/15/04                            Aaa            751,343
  1,575,000  Chase Credit Card Master Trust,
             Series 1997-5, Class A,
             6.19%, 08/15/05                            Aaa          1,570,606
  3,000,000  Chase Manhattan Auto Owner Trust,
             Series 1998-A, Class 3, 5.70%,
             09/17/01                                   Aaa          3,002,760
  1,106,327  COMM, Series 1999-1, Class A1,
             6.15%, 02/15/08                            Aaa          1,084,189
  1,000,000  Copelco Capital Funding Corp.,
             Series 1999-A, Class A4,
             5.80%, 04/15/03                            Aaa            992,990
  2,500,000  Diversified REIT Trust, Series
             1999-1A, Class A2 (A)(F),
             6.78%, 03/18/11                            Aaa          2,434,766
  1,210,144  Donaldson Lufkin & Jennrette
             Commercial Mortgage Corp., Series
             1998-CF2, Class A1A, 5.88%,
             01/12/31                                   Aaa          1,168,212
  1,669,660  Financial Asset Securitization,
             Inc., Series 1997-NAM1, Class
             FXA2, CMO
             7.75%, 05/25/27 (B)                        AAA          1,687,113
  1,166,465  First Plus Home Loan Trust, Series
             1996-2, Class A5, 7.47%, 02/20/11          Aaa          1,168,366
  1,500,000  First Security Auto Owner Trust,
             Series 1999-1, Class A4,
             5.74%, 06/15/04                            Aaa          1,477,635
  1,228,051  General Motors Acceptance Corp.
             Commercial Mortgage Securities,
             Inc., Series 1996-C1, Class A2A,
             CMO,
             6.79%, 09/15/03                            Aaa          1,237,335
     60,413  Green Tree Financial Corp., Series
             1992-1, Class A3, 6.70%, 10/15/17          Aaa             60,479
    686,151  Green Tree Financial Corp., Series
             1994-1, Class A3, 6.90%, 04/15/19          Aa             688,978
    205,965  Green Tree Recreation Equipment &
             Consumer Trust, Series 1996-A,
             Class A1, 5.55%, 02/15/18                  Aaa            204,029
    722,913  Green Tree Recreation Equipment &
             Consumer Trust, Series1997-B,
             Class A1,
             6.55%, 07/15/28 (B)                        AAA            729,246

                       See Notes to Financial Statements.
--------------------------------------------

                          Investment Grade Income Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
   Par Value                                       Moody's Ratings  (Note 2)
-----------------------------------------------------------------------------
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (A) - (continued)
 $    66,447   NationsBank Auto Grantor Trust,
               Series 1995-A, Class B, 6.00%,
               06/15/02                                  A         $   66,504
     706,127   Olympic Automobile Receivables
               Trust, Series 1996-A, Class A4,
               5.85%, 07/15/01                           Aaa          707,214
      56,642   Residential Asset Securitization
               Trust, Series 1996-A10, Class A3,
               7.50%, 11/25/11                           Aaa           56,480
   2,500,000   Residential Funding Mortgage
               Securities I, Series 1999-S7,
               Class A11,
               6.50%, 03/25/29                           Aaa        2,460,450
     375,754   Resolution Trust Corp.,
               Series 1995-C1, Class A4C, CMO
               6.85%, 02/25/27                           Aaa          375,122
     435,356   Vendee Mortgage Trust,
               Series 1997-1, Class 2B, CMO
               7.50%, 03/15/13                           NR           436,792
      59,293   Western Financial Grantor Trust,
               Series 1995-2, Class A2, 7.10%,
               07/01/00                                  Aaa           59,391
   1,575,000   WFS Financial Owner Trust, Series
               1998-B, Class A4, 6.05%, 04/20/03         Aaa        1,569,803
                                                                   ----------
               Total Asset-Backed and Mortgage-
               Backed Securities
               (Cost $33,006,866)                                  32,769,200
                                                                   ----------
 COMMERCIAL PAPER (C) - 2.0%
               Automotive - 2.0%
   2,000,000   Ford Motor Credit Corp.
               4.87%, 07/01/99                           A          1,995,942
   3,000,000   Republic Industrial Funding Corp.
               4.95%, 07/14/99                           NR         2,985,563
                                                                   ----------
               Total Commercial Paper                               4,981,505
               (Cost $4,981,505)                                   ----------


                                                               Value
     Shares                                 Moody's Ratings   (Note 2)
-------------------------------------------------------------------------
 INVESTMENT COMPANY - 0.9%
 $2,285,204  SSgA Prime Money Market Fund                   $  2,285,204
                                                            ------------
             Total Investment Company                          2,285,204
                                                            ------------
             (Cost $2,285,204)
 Total Investments - 100.5%                                  250,502,768
                                                            ------------
 (Cost $255,358,458)
 Net Other Assets and Liabilities -
  (0.5)%                                                      (1,171,637)
                                                            ------------
 Total Net Assets - 100.0%                                  $249,331,131
                                                            ============

------------------
(A) Pass Through Certificates
(B) Standard & Poor's (S&P) credit ratings are used in the absence of a rating by Moody's Investors, Inc.
(C) Effective yield at time of purchase
(D) Forward Commitment
(E) Designated as Collateral on Forward Commitment
(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registra-tion, to qualified institutional buyers. At June 30, 1999, these securities amounted to $2,434,766 or 1.0% of net assets.
CMO Collateralized Mortgage Obligations
MTN Medium Term Note
REIT Real Estate Investment Trust

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $255,359,259. Net unrealized appreciation (depreciation) aggregated $(4,856,491), of which $1,244,049 related to appreciated investment securities and $6,100,540 related to depreciated investment securities.


OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $52,923,747 and $26,178,822 of non-governmental issuers, respectively, and $75,570,133 and $72,067,859 of U.S. Government and Agency issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $47,189,536. The value of collateral amounted to $48,195,450 which consisted of cash equiva-lents (note 2).

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

            Moody's Ratings                                             S&P Ratings
   Aaa                           61.3%                           AAA                               1.0%
   Aa                             1.6                            BBB                               0.6
   A                             11.9
   Baa                           20.0
   Ba                             2.2
   NR (Not Rated)                 1.4
                                ------                                                          -------
                                 98.4%                                                             1.6%
                                ======                                                          =======

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                              Government Bond Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                 Value
 Par Value                                     (Note 2)
--------------------------------------------------------
         U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 90.5%
            U.S. Treasury Notes - 46.4%
 $ 750,000  5.25%, 08/15/03                   $  736,875
 2,450,000  5.63%, 11/30/00                    2,455,361
 7,000,000  5.75%, 11/30/02 to 08/15/03        7,003,719
 3,000,000  6.00%, 07/31/02                    3,030,000
 1,725,000  6.13%, 08/15/07                    1,743,868
 5,975,000  6.25%, 02/28/02 to 02/15/07        6,065,469
 5,775,000  6.38%, 09/30/01                    5,870,651
 9,865,000  6.50%, 05/31/01 to 10/15/06       10,082,826
   750,000  6.63%, 04/30/02                      768,750
 6,350,000  6.88%, 05/15/06 (B)                6,685,363
   750,000  7.25%, 05/15/04                      795,704
                                              ----------
                                              45,238,586
                                              ----------
            Fannie Mae - 20.7%
 1,600,000  4.85%, 07/19/99                    1,594,180
 1,000,000  4.92%, 07/19/99                      996,583
 4,078,000  5.13%, 02/13/04                    3,907,442
   550,000  5.84%, 03/15/01                      549,945
 1,250,000  6.15%, 06/25/20                    1,240,788
 1,425,000  6.18%, 03/15/01                    1,432,568
 1,850,000  6.45%, 04/23/01                    1,868,034
 2,750,000  6.50%, 07/19/14 (A)                2,709,608
   827,565  6.50%, 05/01/08                      819,157
 1,250,000  6.57%, 08/22/07                    1,251,994
   400,000  6.96%, 04/02/07                      409,376
   396,201  7.00%, 01/01/10 to 05/01/17          398,490
   357,209  7.39%, 08/17/03                      358,803
   759,375  7.50%, 03/01/07                      772,019
   561,001  8.00%, 04/01/09 to 09/01/21          577,720
 1,200,208  8.40%, 02/25/09                    1,237,222
                                              ----------
                                              20,123,929
                                              ----------
            Freddie Mac - 7.5%
 2,500,000  5.13%, 10/15/08                    2,268,335
   700,000  5.75%, 07/15/03                      694,441
 1,566,873  6.50%, 06/01/04 to 06/01/23        1,542,248
 1,000,000  6.87%, 03/03/03                    1,025,437
   283,204  7.50%, 02/01/07                      288,290
   328,522  7.90%, 07/01/16                      337,248
   889,849  8.00%, 09/01/08 to 06/01/19          911,843
   116,924  9.50%, 03/01/01                      120,485
   159,485  10.00%, 03/01/21                     173,056
                                              ----------
                                               7,361,383
                                              ----------
            Federal Farm Credit Bank - 6.4%
 1,125,000  5.72%, 02/04/03                    1,108,308
 1,600,000  5.75%, 02/20/03                    1,577,310
 1,550,000  6.65%, 08/08/03                    1,573,681
 2,000,000  6.71%, 04/25/01                    2,028,424
                                              ----------
                                               6,287,723
                                              ----------

                                                                       Value
  Par Value                                                          (Note 2)
------------------------------------------------------------------------------
             Federal Home Loan Bank - 3.4%
 $1,500,000  5.61%, 01/23/03                                        $1,478,349
  1,350,000  6.19%, 05/06/08                                         1,322,266
    550,000  6.55%, 03/07/05                                           557,210
                                                                    ----------
                                                                     3,357,825
                                                                    ----------
             U.S. Treasury Bonds - 2.6%
  1,250,000  5.25%, 02/15/29                                         1,121,875
  1,100,000  10.75%, 08/15/05                                        1,367,782
                                                                    ----------
                                                                     2,489,657
                                                                    ----------
             Ginnie Mae - 2.4%
     75,053  6.50%, 06/15/09                                            74,822
  1,997,559  7.00%, 06/15/09 to 06/15/12                             2,023,301
     59,144  8.00%, 12/15/06                                            61,518
    211,983  9.50%, 02/15/06                                           224,456
                                                                    ----------
                                                                     2,384,097
                                                                    ----------
             Tennessee Valley Authority, Series D - 1.1%
  1,100,000  6.00%, 11/01/00                                         1,103,902
                                                                    ----------
             Total U.S. Government and Agency Obligations           88,347,102
                                                                    ----------
             (Cost $90,046,924)
                           ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 8.8%
  1,250,000  American Express Credit Account Master Trust, Series
             1999-1, Class A,
             5.60%, 11/15/06                                         1,212,888
  1,500,000  American Express Master Trust,
             Series 1998-1, Class A,
             5.90%, 04/15/04                                         1,478,580
    186,556  Associates Manufactured Housing,
             Series 1996-1, Class A2,
             6.70%, 03/15/27                                           186,799
  2,800,000  Chase Credit Card Master Trust,
             Series 1997-2, Class A,
             6.30%, 04/15/03                                         2,819,012
  1,500,000  Discover Card Master Trust I,
             Series 1998-2, Class A, 5.80%, 09/16/03                 1,496,100
     32,954  Green Tree Recreation Equipment & Consumer Trust,
             Series 1996-A, Class A1,
             5.55%, 02/15/18                                            32,645
  1,400,000  Premier Auto Trust, Series 1996-4, Class A4, 6.40%,
             10/06/01                                                1,405,684
                                                                    ----------
             Total Asset-Backed and
             Mortgage-Backed Securities                              8,631,708
                                                                    ----------
             (Cost $8,694,379)

                       See Notes to Financial Statements.
--------------------------------------------

                              Government Bond Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                              Value
    Shares                                  (Note 2)
-------------------------------------------------------
                           INVESTMENT COMPANY - 2.1%
 2,053,191  SSgA Prime Money Market Fund   $ 2,053,191
                                           -----------
            Total Investment Company         2,053,191
                                           -----------
            (Cost $2,053,191)
 Total Investments - 101.4%                 99,032,001
                                           -----------
 (Cost $100,794,494)
 Net Other Assets and Liabilities -
  (1.4)%                                    (1,344,167)
                                           -----------
 Total Net Assets - 100.0%                 $97,687,834
                                           ===========

------------------
(A) Forward Commitment
(B) Designated as Collateral on Forward Commitment, par value of $2,810,000.

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $100,846,189. Net unrealized appreciation (depreciation) aggregated $(1,814,188), of which $56,779 related to appreciated investment securities and $1,870,967 related to depreciated investment securities.
OTHER INFORMATION
For the period ended June 30, 1999, the aggregate cost of purchases and the proceeds of sales, other than from short-term investments, included $11,126,383 and $8,697,438 of non-governmental issuers, respectively, and $31,364,946 and $14,508,537 of U.S. Government and Agency issuers, respectively.

At June 30, 1999, the value of the securities loaned amounted to $25,662,821. The value of collateral amounted to $26,208,563 which consisted of cash equiva-lents (note 2).

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities is as follows:

          Moody's Ratings
       Aaa                                                                97.9%
       NR (Not Rated)                                                      2.1
                                                                        -------
                                                                         100.0%
                                                                        =======

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Money Market Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
   Par Value                                                        (Note 2)
------------------------------------------------------------------------------
 COMMERCIAL PAPER (B) - 38.9%

               Financial Services - 14.3%
 $14,000,000   Finova Capital Corp.
               5.08%, 02/25/00                                     $14,000,000
   7,000,000   Heller Financial, Inc.
               4.90%, 07/26/99                                       6,886,619
   5,000,000   Heller Financial, Inc.
               4.90%, 08/30/99                                       4,923,778
   7,000,000   Lexington Parker Capital Corp. (A)
               4.88%, 07/07/99                                       6,961,096
  11,041,000   Pegasus Two Ltd Corp.
               5.05%, 08/23/99                                      10,924,839
   7,923,000   Transamerica Asset Funding
               5.18%, 08/16/99                                       7,863,718
   7,000,000   Westways Funding II, Ltd. (A)
               4.90%, 07/14/99                                       6,952,361
                                                                   -----------
                                                                    58,512,411
                                                                   -----------

               Insurance - 6.0%
   5,000,000   Aetna Services, Inc.
               5.00%, 07/21/99                                       4,971,528
   2,700,000   Aetna Services, Inc.
               5.03%, 07/19/99                                       2,686,796
  10,000,000   Prudential Funding Corp.
               4.84%, 07/12/99                                       9,930,089
   6,900,000   Swiss RE Financial Products
               4.90%, 08/16/99                                       6,816,414
                                                                   -----------
                                                                    24,404,827
                                                                   -----------

               Education - 4.3%
  13,783,000   Iowa Student Loan Co.
               4.98%, 07/21/99                                      13,704,827
   3,800,000   Southwest Student Services
               4.98%, 07/06/99                                       3,786,333
                                                                   -----------
                                                                    17,491,160
                                                                   -----------

               Automotive - 4.2%
   6,000,000   American Honda Finance Corp. (A)
               5.00%, 01/20/00                                       5,998,332
   3,608,000   Enterprise Funding Corp. (A)
               4.93%, 08/09/99                                       3,577,366
   4,000,000   General Motors Acceptance Corp.
               8.00%, 10/01/99                                       4,026,467
   3,600,000   Republic Industrial Funding Corp.
               4.95%, 07/06/99                                       3,586,635
                                                                   -----------
                                                                    17,188,800
                                                                   -----------

               Transportation - 2.3%
   9,500,000   Los Angeles Metropolitan Transportation Authority
               5.05%, 07/12/99                                       9,499,845
                                                                   -----------

                                                                Value
  Par Value                                                   (Note 2)
------------------------------------------------------------------------
             Chemicals - 1.9%
 $2,000,000  Akzo Nobel, Inc.
             4.95%, 09/17/99                                 $ 1,972,225
  5,925,000  CIBA Specialty Chemicals Corp.
             4.83%, 08/24/99                                   5,824,838
                                                             -----------
                                                               7,797,063
                                                             -----------

             Securities Broker - 1.6%
  1,575,000  Bear Stearns Cos., Inc.
             6.50%, 05/15/00                                   1,589,121
  5,050,000  Lehman Brothers Holdings, Inc.
             7.63%, 07/15/99                                   5,052,183
                                                             -----------
                                                               6,641,304
                                                             -----------

             Electric Utilities - 1.4%
  1,000,000  Cogentrix of Richmond, Inc.
             5.05%, 07/14/99                                     996,213
  5,000,000  Florida Power & Light Group Capital, Inc. (A)
             4.91%, 08/18/99                                   4,908,619
                                                             -----------
                                                               5,904,832
                                                             -----------

             Heavy Machinery - 1.4%
  1,246,000  Cooperative Association Tractor Dealers
             5.05%, 07/13/99 to 07/16/99                       1,241,302
  4,500,000  John Deere Capital Corp.
             5.68%, 04/10/00                                   4,507,025
                                                             -----------
                                                               5,748,327
                                                             -----------

             Banking - 0.9%
  1,265,000  Bank of Scotland
             5.00%, 08/23/99                                   1,251,647
  2,500,000  Den Norske Bank ASA
             4.91%, 12/24/99                                   2,408,278
                                                             -----------
                                                               3,659,925
                                                             -----------

             Telephone Systems - 0.4%
  1,500,000  Nynex Capital Funding Corp.
             9.40%, 06/01/00                                   1,549,498
                                                             -----------

             Beverages, Food & Tobacco - 0.2%
  1,000,000  Diageo Plc
             6.50%, 09/15/99                                   1,002,262
                                                             -----------
             Total Commercial Paper                          159,400,254
                                                             -----------
             (Cost $159,400,254)

 CORPORATE NOTES - 31.0%

             Securities Broker - 11.1%
  6,000,000  Bear Stearns Cos., Inc.
             4.99%, 08/25/99                                   6,000,000
  3,965,000  Bear Stearns Cos., Inc.
             7.63%, 09/15/99                                   3,982,901
  7,000,000  Donaldson, Lufkin & Jenrette, Inc., MTN
             5.25%, 10/05/99                                   7,000,000
  2,000,000  Donaldson, Lufkin & Jenrette, Inc.
             6.31%, 05/26/00                                   2,007,405

                       See Notes to Financial Statements.
--------------------------------------------

                               Money Market Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                             Value
   Par Value                                               (Note 2)
---------------------------------------------------------------------
 CORPORATE NOTES (continued)

               Securities Broker (continued)
 $14,000,000   Morgan Stanley Dean Witter & Co.
               5.06%, 02/14/00                            $14,000,000
   6,750,000   Paine Webber Group, Inc.
               7.00%, 03/01/00                              6,808,226
   5,500,000   Paine Webber Group, Inc., MTN
               5.85%, 10/21/99                              5,500,000
                                                          -----------
                                                           45,298,532
                                                          -----------

               Banking - 8.1%
   4,000,000   Bankers Trust Corp.
               9.50%, 05/14/00                              4,139,466
   1,691,000   Chase Manhattan Corp.
               7.75%, 11/01/99                              1,705,177
   2,500,000   Chase Manhattan Corp., MTN
               5.37%, 10/26/99                              2,502,292
   6,000,000   Chase Manhattan Corp., MTN
               4.96%, 01/20/00                              6,000,516
   1,000,000   First Chicago NBD Corp., MTN
               5.39%, 12/14/99                              1,001,109
   5,000,000   First National Bank of Chicago, Euro MTN
               7.00%, 04/30/00                              5,068,982
   7,000,000   Key Bank National Association
               5.13%, 03/24/00                              6,997,781
   2,000,000   Norwest Financial, Inc.
               6.88%, 06/15/00                              2,020,142
   3,500,000   Shawmut National Corp.
               8.63%, 12/15/99                              3,554,635
                                                          -----------
                                                           32,990,100
                                                          -----------

               Financial Services - 3.6%
   1,000,000   Beneficial Corp., MTN
               5.09%, 01/10/00                              1,000,507
   2,000,000   Household Finance Corp.
               6.75%, 05/01/00                              2,022,014
   6,000,000   Liberty Lighthouse U.S. Capital
               5.09%, 09/15/99                              6,000,000
   6,000,000   Liberty Lighthouse U.S. Capital (A)
               5.05%, 08/16/99                              6,000,000
                                                          -----------
                                                           15,022,521
                                                          -----------

               Telephone Systems - 2.0%
   8,000,000   GTE Corp.
               5.14%, 05/12/00                              7,995,143
                                                          -----------

               Automotive - 1.2%
   4,000,000   Ford Motor Credit Corp.
               6.38%, 09/15/99                              4,009,251
     715,000   General Motors Acceptance Corp.
               5.04%, 12/09/99                                714,619
                                                          -----------
                                                            4,723,870
                                                          -----------

                                                                     Value
  Par Value                                                        (Note 2)
-----------------------------------------------------------------------------
             Industrial - Diversified - 1.2%
 $5,000,000  General Electric Capital Corp., MTN
             4.95%, 04/13/00                                      $ 5,000,000
                                                                  -----------

             Electric Utilities - 1.2%
  5,000,000  National Rural Utilities Cooperative Finance Corp.
             5.18%, 06/26/00                                        5,000,000
                                                                  -----------

             Heavy Machinery - 1.0%
  4,000,000  Caterpillar Financial Services Corp., MTN
             6.28%, 05/01/00                                        4,026,427
                                                                  -----------

             Commercial Services - 0.7%
  3,000,000  International Lease Finance Corp.
             6.63%, 05/01/00                                        3,034,261
                                                                  -----------

             Transportation - 0.7%
  3,000,000  Richmond County Development Authority
             5.65%, 06/01/00                                        2,995,431
                                                                  -----------

             Retailers - 0.2%
  1,000,000  Wal-Mart Stores, Inc.
             5.85%, 06/01/00                                        1,001,680
                                                                  -----------
             Total Corporate Notes                                127,087,965
                                                                  -----------
             (Cost $127,087,965)

 U.S. GOVERNMENT AGENCY OBLIGATIONS (B) - 11.0%

             Federal Home Loan Bank - 6.8%
 15,000,000  4.75%, 11/03/99                                       15,000,000
  8,000,000  5.15%, 03/24/00                                        8,002,153
  5,000,000  5.22%, 03/17/00                                        5,000,000
                                                                  -----------
                                                                   28,002,153
                                                                  -----------

             Sallie Mae - 2.2%
  9,018,000  5.47%, 07/15/99                                        9,018,000
                                                                  -----------

             Fannie Mae - 2.0%
  8,000,000  4.84%, 07/01/99                                        7,907,502
                                                                  -----------
             Total U.S. Government Agency Obligations              44,927,655
                                                                  -----------
             (Cost $44,927,655)

 CERTIFICATES OF DEPOSIT - 9.8%

  3,000,000  Bankers Trust Corp. (A)
             5.07%, 08/09/99                                        2,997,496
 10,000,000  Barclays Bank, Plc, Yankee CD
             4.89%, 05/12/00                                        9,994,923
  5,000,000  Bear Stearns Cos., Inc.
             5.00%, 02/02/00                                        5,000,000
  3,000,000  Commerzbank, AG, Yankee CD
             4.99%, 01/25/00                                        2,999,789
  8,000,000  European American Bank
             5.28%, 05/12/00                                        7,998,001
  4,000,000  Goldman Sachs and Co. (A)
             5.04%, 02/07/00                                        4,000,000

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Money Market Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                               Value
  Par Value                                                  (Note 2)
----------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT (continued)

 $4,236,000  Merrill Lynch & Co., Inc.
             5.40%, 02/15/00                                $4,246,801
  3,000,000  Rabobank Nederland NV
             6.45%, 08/16/99                                 3,002,015
                                                            ----------
             Total Certificates Of Deposit                  40,239,025
                                                            ----------
             (Cost $40,239,025)

 MUNICIPAL BONDS - 4.1%

             Virginia - 2.4%
 10,000,000  Virginia State Housing Development Authority
             5.25%, 08/05/99                                 9,998,628
                                                            ----------

             Connecticut - 1.7%
  6,900,000  Connecticut State Housing, AMBAC
             5.10%, 11/15/16                                 6,900,000
                                                            ----------
             Total Municipal Bonds                          16,898,628
                                                            ----------
             (Cost $16,898,628)

       Par                                                      Value
     Value                                                     (Note 2)
-------------------------------------------------------------------------
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 2.4%
 $ 308,087  Copelco Capital Funding Corp.
            5.68%, 08/16/99                                  $    308,087
 4,399,778  Fidelity Equipment Lease Trust, Series 1999-1,
            Class A1 (A), CMO
            5.16%, 06/16/00                                     4,399,820
 5,000,000  SMM Trust, 1999-C (A)
            5.20%, 01/26/00                                     5,000,000
                                                             ------------
            Total Asset-Backed and
            Mortgage-Backed Securities                          9,707,907
                                                             ------------
            (Cost $9,707,907)

 Shares
 ------
 INVESTMENT COMPANIES - 0.0%
     4,383  Scudder Institutional Money Market Fund                 4,383
     3,461  SSgA Prime Money Market Fund                            3,461
                                                             ------------
            Total Investment Companies                              7,844
                                                             ------------
            (Cost $7,844)
 Total Investments - 97.2%                                    398,269,278
                                                             ------------
 (Cost $398,269,278)
 Net Other Assets and Liabilities - 2.8%                       11,343,066
                                                             ------------
 Total Net Assets - 100.0%                                   $409,612,344
                                                             ============

------------------
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registra-tion, to qualified institutional buyers. At June 30, 1999, these securities amounted to $50,795,090 or 12.40% of net assets.
(B) Effective yield at time of purchase
AMBAC American Municipal Bond Assurance Corporation
CMO Collateralized Mortgage Obligations
MTN Medium Term Note

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $398,269,278.

                       See Notes to Financial Statements.
--------------------------------------------

                           Allmerica Investment Trust

  STATEMENTS OF ASSETS AND LIABILITIES (in 000's) . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                             Select      Select         Select            Select          Select
                            Emerging   Aggressive       Capital      Value Opportunity International
                          Markets Fund Growth Fund Appreciation Fund       Fund         Equity Fund
----------------------------------------------------------------------------------------------------
ASSETS:
Investments:
 Investments at cost....   $  26,270   $  561,180     $  298,279        $  281,763      $  401,782
 Net unrealized
  appreciation
  (depreciation)........       5,639      265,817         59,657            30,303         124,059
                           ---------   ---------      ---------         ---------       ---------
 Total investments at
  value.................      31,909      826,997        357,936           312,066         525,841
Cash and foreign
 currency*..............       2,753            2             --             3,912          25,437
Short-term investments
 held as collateral for
 securities loaned......          --       56,382         39,406             1,976          12,865
Receivable for
 investments sold.......          25           --            484             1,496             584
Receivable for shares
 sold...................          58           --            276                --             288
Receivable for variation
 margin.................          --           --             --                --              --
Interest and dividend
 receivables............         177          459            283               216           2,037
Receivable for expense
 reimbursement..........           9           --             --                --              --
Deferred organizational
 expense................          --           --              1                --              --
Dividend tax reclaim
 receivables............           1           --             10                --             793
Net unrealized
 appreciation on forward
 currency contracts.....          --           --             --                --             497
                           ---------   ---------      ---------         ---------       ---------
 Total Assets...........      34,932      883,840        398,396           319,666         568,342
                           ---------   ---------      ---------         ---------       ---------
LIABILITIES:
Payable for investments
 purchased..............       1,090           --          4,706             2,296           1,522
Payable for shares
 repurchased............          --        2,955            786               276           1,872
Payable to custodian....          --           --             --                --              --
Collateral for
 securities loaned......          --       56,382         39,406             1,976          12,865
Net unrealized
 depreciation on forward
 currency contracts.....           6           --             --                --              --
Advisory fee payable....          35          564            256               224             399
Accrued expenses and
 other payables.........         182          352            199               123             174
                           ---------   ---------      ---------         ---------       ---------
 Total Liabilities......       1,313       60,253         45,353             4,895          16,832
                           ---------   ---------      ---------         ---------       ---------
NET ASSETS..............   $  33,619   $  823,587     $  353,043        $  314,771      $  551,510
                           =========   =========      =========         =========       =========
NET ASSETS consist of
Paid-in capital.........   $  30,545   $  528,540     $  286,131        $  278,973      $  423,492
Undistributed
 (distribution in excess
 of)
 net investment income
 (loss).................         237       (1,710)        (1,134)              610             472
Accumulated
 (distribution in excess
 of) net realized
 gain (loss) on
 investments sold,
 foreign currency
 transactions and
 futures contracts......      (2,794)      30,940          8,389             4,885           2,972
Net unrealized
 appreciation
 (depreciation) of
 investments, assets and
 liabilities in foreign
 currency and futures
 contracts..............       5,631      265,817         59,657            30,303         124,574
                           ---------   ---------      ---------         ---------       ---------
TOTAL NET ASSETS........   $  33,619   $  823,587     $  353,043        $  314,771      $  551,510
                           =========   =========      =========         =========       =========
Shares of beneficial
interest outstanding
(unlimited
authorization, no par
value) (in 000's).......      32,176      295,324        192,355           186,883         334,505
NET ASSET VALUE,
Offering and redemption
price per share
(Net Assets/Shares
Outstanding)............   $   1.045   $    2.789     $    1.835        $    1.684      $    1.649
                           =========   =========      =========         =========       =========

------------------------------------
* Cost $2,715 and $25,421, for Select Emerging Markets Fund and Select Inter-national Equity Fund, respectively.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

     Select       Select                Equity   Select Growth  Select   Investment Grade Government  Money
     Growth      Strategic   Growth     Index     and Income    Income        Income         Bond     Market
      Fund      Growth Fund   Fund       Fund        Fund        Fund          Fund          Fund      Fund
--------------------------------------------------------------------------------------------------------------
    $745,719     $ 19,159   $ 738,741  $360,884    $683,960    $175,700      $255,358      $100,794  $398,269
     253,334        2,465     251,422   187,910      58,759      (4,571)       (4,855)       (1,762)       --
    ---------    -------    ---------  --------    --------    --------      --------      --------  --------
     999,053       21,624     990,163   548,794     742,719     171,129       250,503        99,032   398,269
          48        1,993          --        --       8,240       6,781            77            85        20
      21,305           --      73,204    10,145      10,693       6,667        48,195        26,209        --
      10,357           --      12,588    10,066       8,915         384            --             1        --
          --           54          31        32          90         146           406            57     7,830
          --           --          --        38         225          --            --            --        --
         713           50       1,126       613       1,239       2,027         3,255         1,378     3,638
          --            1          --        --          --          --            --            --        --
          --           --          --        --          --          --            --            --        --
          --           --           1        24          52          --            --            --        --
          --           --          --        --          --          --            --            --        --
    ---------    -------    ---------  --------    --------    --------      --------      --------  --------
   1,031,476       23,722   1,077,113   569,712     772,173     187,134       302,436       126,762   409,757
    ---------    -------    ---------  --------    --------    --------      --------      --------  --------
      10,065          146       9,825     4,952       4,524       4,965         4,610         2,707        --
       6,220           --         271        --          --           7            --            --        --
          --           --       3,004        --          --          --            --            --        --
      21,305           --      73,204    10,145      10,693       6,667        48,195        26,209        --
          --           --          --        --          --          --            --            --        --
         601           18         339       125         403          74            88            40        80
         269           45         467       162         215          66           212           118        65
    ---------    -------    ---------  --------    --------    --------      --------      --------  --------
      38,460          209      87,110    15,384      15,835      11,779        53,105        29,074       145
    ---------    -------    ---------  --------    --------    --------      --------      --------  --------
                 $                     $           $           $             $                       $
    $993,016       23,513   $ 990,003   554,328     756,338     175,355       249,331      $ 97,688   409,612
    =========    =======    =========  ========    ========    ========      ========      ========  ========
                 $                     $           $           $             $             $         $
    $658,463       21,178   $ 665,024   327,643     573,927     181,626       253,686       101,813   409,709
        (371)          30          47      (686)         31          60            82            29        --
      81,590         (160)     73,510    39,365     123,162      (1,760)          418        (2,392)      (97)
     253,334        2,465     251,422   188,006      59,218      (4,571)       (4,855)       (1,762)       --
    ---------    -------    ---------  --------    --------    --------      --------      --------  --------
                 $                     $           $           $             $                       $
    $993,016       23,513   $ 990,003   554,328     756,338     175,355       249,331      $ 97,688   409,612
    =========    =======    =========  ========    ========    ========      ========      ========  ========
     386,333       21,480     325,011   146,353     406,609     178,828       231,351        94,648   409,711
    $  2.570     $  1.095   $   3.046  $  3.788    $  1.860    $  0.981      $  1.078      $  1.032  $  1.000
    =========    =======    =========  ========    ========    ========      ========      ========  ========

--------------------------------------------

                           Allmerica Investment Trust

  STATEMENTS OF OPERATIONS (in 000's) . For the Six Months Ended June 30, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                             Select      Select         Select            Select          Select
                            Emerging   Aggressive       Capital      Value Opportunity International
                          Markets Fund Growth Fund Appreciation Fund       Fund         Equity Fund
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest...............   $      85   $      307     $      243        $      322      $      373
 Dividends..............         348        1,256            445             1,490           5,787
 Securities lending
  income................          --          100              4                 1              49
 Less net foreign taxes
  withheld..............          (8)          --             (2)               --            (705)
                           ---------   ---------      ---------         ---------       ---------
 Total investment
  income................         425        1,663            690             1,813           5,504
                           ---------   ---------      ---------         ---------       ---------
EXPENSES
 Investment advisory
  fees..................         173        3,299          1,450             1,225           2,343
 Custodian and Fund
  accounting fees.......          82           89             49                41             110
 Legal fees.............           1            6              2                 2               4
 Audit fees.............          19           15             12                11              16
 Trustees' fees and
  expenses..............           1            8              3                 3               5
 Reports to
  shareholders..........           9           78             41                36              51
 Amortization of
  organization costs....          --           --              1                --              --
 Miscellaneous..........           3            6              2                 1               5
                           ---------   ---------      ---------         ---------       ---------
 Total expenses before
  reductions and
  waiver................         288        3,501          1,560             1,319           2,534
 Less reductions........          (5)        (128)            --              (116)            (24)
 Less
  reimbursement/waiver..         (40)          --             --                --              --
                           ---------   ---------      ---------         ---------       ---------
 Total expenses net of
  reductions and
  waiver................         243        3,373          1,560             1,203           2,510
                           ---------   ---------      ---------         ---------       ---------
NET INVESTMENT INCOME
 (LOSS).................         182       (1,710)          (870)              610           2,994
                           ---------   ---------      ---------         ---------       ---------
NET REALIZED AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain
  (loss) on investments
  sold..................         121       33,231          9,137             4,959           4,887
 Net realized gain
  (loss) on futures
  contracts.............          --           --             --                --              --
 Net realized gain
  (loss) on foreign
  currency
  transactions..........        (132)          --             --                --           6,577
 Net change in
  unrealized
  appreciation
  (depreciation) of
  assets and liabilities
  in foreign currency...          70           --             --                --           2,053
 Net change in
  unrealized
  appreciation
  (depreciation)
  of investments and
  futures contracts.....       7,661       66,547         29,800            11,421          20,009
                           ---------   ---------      ---------         ---------       ---------
NET GAIN (LOSS) ON
 INVESTMENTS............       7,720       99,778         38,937            16,380          33,526
                           ---------   ---------      ---------         ---------       ---------
NET INCREASE (DECREASE)
 IN NET ASSETS
 RESULTING FROM
 OPERATIONS.............   $   7,902   $   98,068     $   38,067        $   16,990      $   36,520
                           =========   =========      =========         =========       =========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

    Select      Select              Equity   Select Growth Select   Investment Grade Government  Money
    Growth     Strategic   Growth    Index    and Income   Income        Income         Bond    Market
     Fund     Growth Fund   Fund     Fund        Fund       Fund          Fund          Fund     Fund
-------------------------------------------------------------------------------------------------------
    $   743    $     38   $    299  $   105    $  2,395    $ 5,800      $ 8,060       $ 2,822   $ 9,269
      2,410          99      5,135    3,607       5,845         --           19            15        25
          3          --         12        1           2          1            3             2        --
         --          --        (48)     (55)       (103)        --           --            --        --
    -------    -------    --------  -------    -------     -------      -------       -------   -------
      3,156         137      5,398    3,658       8,139      5,801        8,082         2,839     9,294
    -------    -------    --------  -------    -------     -------      -------       -------   -------
      3,472          78      1,970      735       2,302        440          520           231       449
         95          27        101       80          77         39           43            35        45
          5          --          6        3           4          1            2             1         2
         15           9         16       13          14          9           10             8        10
          8          --          9        5           7          2            2             1         3
         62           5         64       40          46         15           26            12        26
         --          --         --       --          --         --           --            --        --
          4           4         11        3           3          1            2            --         3
    -------    -------    --------  -------    -------     -------      -------       -------   -------
      3,661         123      2,177      879       2,453        507          605           288       538
       (134)         (3)      (190)      --         (25)        --           --            --        --
         --         (13)        --       --          --         --           --            --        --
    -------    -------    --------  -------    -------     -------      -------       -------   -------
      3,527         107      1,987      879       2,428        507          605           288       538
    -------    -------    --------  -------    -------     -------      -------       -------   -------
       (371)         30      3,411    2,779       5,711      5,294        7,477         2,551     8,756
    -------    -------    --------  -------    -------     -------      -------       -------   -------
     81,997         296     75,381   39,555     123,348     (1,752)         419          (123)       --
         --          --         --      365         (94)        --           --            --        --
         --          --         --       --          --         --           --            --        --
         --          --         --       --          --         --           --            --        --
        652       2,040     78,842   17,779     (40,138)    (5,572)     (11,626)       (3,062)       --
    -------    -------    --------  -------    -------     -------      -------       -------   -------
     82,649       2,336    154,223   57,699      83,116     (7,324)     (11,207)       (3,185)       --
    -------    -------    --------  -------    -------     -------      -------       -------   -------
    $82,278    $  2,366   $157,634  $60,478    $ 88,827    $(2,030)     $(3,730)      $  (634)  $ 8,756
    =======    =======    ========  =======    =======     =======      =======       =======   =======

--------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------

                                 Select Emerging                Select Aggressive              Select Capital
                                  Markets Fund*                    Growth Fund                Appreciation Fund
---------------------------------------------------------------------------------------------------------------------
                          Six Months Ended Period Ended   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                           June 30, 1999   December 31,    June 30, 1999   December 31,  June 30, 1999   December 31,
                            (Unaudited)        1998         (Unaudited)        1998       (Unaudited)        1998
---------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning
 of period..............     $  20,873      $  20,000(A)     $ 752,741      $ 604,123      $ 310,582      $ 240,526
                             ---------      ---------        ---------      ---------      ---------      ---------
Increase (decrease) in
net assets
resulting from
operations:
 Net investment income
  (loss)................           182            161           (1,710)        (2,428)          (870)        (1,215)
 Net realized gain
  (loss) on investments
  sold and foreign
  currency
  transactions..........           (11)        (2,714)          33,231           (367)         9,137         49,583
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments and assets
  and liabilities in
  foreign currency......         7,731         (2,100)          66,547         71,945         29,800        (11,429)
                             ---------      ---------        ---------      ---------      ---------      ---------
 Net increase in net
  assets resulting from
  operations............         7,902         (4,653)          98,068         69,150         38,067         36,939
                             ---------      ---------        ---------      ---------      ---------      ---------
Distributions to
 shareholders from:
 Net investment income..          (138)           (37)              --             --             --             --
 Distribution in excess
  of net investment
  income................            --             --               --             --             --             --
 Net realized gain on
  investments...........            --             --               --             --           (511)       (47,014)
                             ---------      ---------        ---------      ---------      ---------      ---------
  Total distributions...          (138)           (37)              --             --           (511)       (47,014)
                             ---------      ---------        ---------      ---------      ---------      ---------
Capital share
 transactions:
 Net proceeds from sales
  of shares.............         5,187          5,729           43,557        102,931         16,087         52,851
 Issued to shareholders
  in reinvestment of
  distributions.........           138             37               --             --            511         47,014
 Cost of shares
  repurchased...........          (343)          (203)         (70,779)       (23,463)       (11,693)       (19,734)
                             ---------      ---------        ---------      ---------      ---------      ---------
  Net increase from
   capital share
   transactions.........         4,982          5,563          (27,222)        79,468          4,905         80,131
                             ---------      ---------        ---------      ---------      ---------      ---------
  Total increase
   (decrease) in net
   assets...............        12,746            873           70,846        148,618         42,461         70,056
                             ---------      ---------        ---------      ---------      ---------      ---------
NET ASSETS at the end of
 period.................     $  33,619      $  20,873        $ 823,587      $ 752,741      $ 353,043      $ 310,582
                             =========      =========        =========      =========      =========      =========
Undistributed
  (distribution in
  excess of) net
  investment income
  (loss)................     $     237      $     193        $  (1,710)     $      --      $  (1,134)     $    (264)
                             =========      =========        =========      =========      =========      =========
OTHER INFORMATION:
Share transactions:
 Sold ..................         5,801          6,831           17,552         46,519          9,631         31,712
 Issued to shareholders
  in reinvestment of
  distributions.........           133             48               --             --            278         28,667
 Repurchased............          (378)          (259)         (28,210)       (12,098)        (6,908)       (12,704)
                             ---------      ---------        ---------      ---------      ---------      ---------
  Net increase
   (decrease) in shares
   outstanding..........         5,556          6,620          (10,658)        34,421          3,001         47,675
                             =========      =========        =========      =========      =========      =========

------------------
* The Select Emerging Markets Fund and the Select Strategic Growth Fund com-menced operations on February 20, 1998.
(A) Represents initial seed money and shares. Original shares were priced at $1.00.

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

        Select Value               Select International              Select Growth               Select Strategic
      Opportunity Fund                  Equity Fund                      Fund                      Growth Fund*
-------------------------------------------------------------------------------------------------------------------------
Six Months Ended   Year Ended  Six Months Ended  Year Ended  Six Months Ended  Year Ended  Six Months Ended Period Ended
 June 30, 1999    December 31,  June 30, 1999   December 31,  June 30, 1999   December 31,  June 30, 1999   December 31,
  (Unaudited)         1998       (Unaudited)        1998       (Unaudited)        1998       (Unaudited)        1998
-------------------------------------------------------------------------------------------------------------------------
   $ 268,405       $ 202,139      $ 505,553      $ 397,915      $ 815,390      $ 470,356      $  14,839      $   5,000(A)
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
         610           2,231          2,994          4,550           (371)           504             30             34
       4,959          16,620         11,464         (7,626)        81,997         32,636            296           (456)
      11,421          (8,160)        22,062         70,083            652        159,491          2,040            425
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      16,990          10,691         36,520         67,007         82,278        192,631          2,366              3
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
         (2)          (2,255)            --         (6,430)          (504)           (94)            --            (34)
          --              --             --             --             --             --             --             (1)
     (16,638)           (835)            --             --        (32,039)        (6,735)            --             --
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
     (16,640)         (3,090)            --         (6,430)       (32,543)        (6,829)            --            (35)
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      41,543          59,689        197,260        141,035        109,700        167,762          6,818         10,823
      16,640           3,090             --          6,430         32,543          6,829             --             35
     (12,167)         (4,114)      (187,823)      (100,404)       (14,352)       (15,359)          (510)          (987)
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      46,016          58,665          9,437         47,061        127,891        159,232          6,308          9,871
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      46,366          66,266         45,957        107,638        177,626        345,034          8,674          9,839
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
   $ 314,771       $ 268,405      $ 551,510      $ 505,553      $ 993,016      $ 815,390      $  23,513      $  14,839
   =========       =========      =========      =========      =========      =========      =========      =========
   $     610       $       2      $     472      $  (2,522)     $    (371)     $     504      $      30      $      --
   =========       =========      =========      =========      =========      =========      =========      =========
      24,977          35,634        123,607         94,467         43,519         80,682          6,747         11,408
       9,881           1,828             --          4,119         12,663          3,082             --             36
      (7,202)         (2,586)      (117,061)       (67,343)        (5,643)        (7,661)          (515)        (1,196)
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      27,656          34,876          6,546         31,243         50,539         76,103          6,232         10,248
   =========       =========      =========      =========      =========      =========      =========      =========

--------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------

                                                                  Equity Index                Select Growth and
                                     Growth Fund                      Fund                       Income Fund
---------------------------------------------------------------------------------------------------------------------
                            Six Months Ended  Year Ended  Six Months Ended  Year Ended  Six Months Ended  Year Ended
                             June 30, 1999   December 31,  June 30, 1999   December 31,  June 30, 1999   December 31,
                              (Unaudited)        1998       (Unaudited)        1998       (Unaudited)        1998
---------------------------------------------------------------------------------------------------------------------
NET ASSETS at beginning of
 period...................     $ 860,333      $ 728,679      $ 481,877      $ 297,191      $ 646,086      $ 473,553
                               ---------      ---------      ---------      ---------      ---------      ---------
Increase (decrease) in net
assets
resulting from operations:
 Net investment income
  (loss)..................         3,411          8,521          2,779          4,376          5,711          6,986
 Net realized gain (loss)
  on investments sold and
  foreign currency
  transactions............        75,381         86,003         39,920         11,411        123,254         54,948
 Net change in unrealized
  appreciation
  (depreciation) of
  investments and assets
  and liabilities in
  foreign currency........        78,842         45,169         17,779         80,293        (40,138)        21,673
                               ---------      ---------      ---------      ---------      ---------      ---------
 Net increase in net
  assets resulting from
  operations..............       157,634        139,693         60,478         96,080         88,827         83,607
                               ---------      ---------      ---------      ---------      ---------      ---------
Distributions to
 shareholders from:
 Net investment income....        (3,504)        (8,516)        (3,465)        (4,471)        (5,738)        (7,005)
 Distribution in excess
  of net investment
  income..................            --             --             --             --             --             --
 Net realized gain on
  investments.............       (86,927)        (8,113)          (811)       (11,585)       (54,380)        (2,017)
                               ---------      ---------      ---------      ---------      ---------      ---------
  Total distributions.....       (90,431)       (16,629)        (4,276)       (16,056)       (60,118)        (9,022)
                               ---------      ---------      ---------      ---------      ---------      ---------
Capital share
 transactions:
 Net proceeds from sales
  of shares...............         9,310         28,087         63,845        115,271         34,873        101,277
 Issued to shareholders
  in reinvestment of
  distributions...........        90,431         16,629          4,276         16,056         60,118          9,022
 Cost of shares
  repurchased.............       (37,274)       (36,126)       (51,872)       (26,665)       (13,448)       (12,351)
                               ---------      ---------      ---------      ---------      ---------      ---------
  Net increase from
   capital share
   transactions...........        62,467          8,590         16,249        104,662         81,543         97,948
                               ---------      ---------      ---------      ---------      ---------      ---------
  Total increase
   (decrease) in net
   assets.................       129,670        131,654         72,451        184,686        110,252        172,533
                               ---------      ---------      ---------      ---------      ---------      ---------
NET ASSETS at the end of
 period...................     $ 990,003      $ 860,333      $ 554,328      $ 481,877      $ 756,338      $ 646,086
                               =========      =========      =========      =========      =========      =========
Undistributed
 (distribution in excess
 of) net investment income
 (loss)...................     $      47      $     140      $    (686)     $      --      $      31      $      58
                               =========      =========      =========      =========      =========      =========
OTHER INFORMATION:
Share transactions:
 Sold.....................         3,046         11,374         17,870         39,162         18,489         60,638
 Issued to shareholders
  in reinvestment of
  distributions...........        29,693          6,073          1,148          4,832         32,333          5,339
 Repurchased..............       (12,239)       (14,496)       (14,056)       (10,552)        (7,351)        (8,018)
                               ---------      ---------      ---------      ---------      ---------      ---------
  Net increase in shares
   outstanding............        20,500          2,951          4,962         33,442         43,471         57,959
                               =========      =========      =========      =========      =========      =========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

           Select                    Investment Grade                 Government                   Money Market
         Income Fund                    Income Fund                    Bond Fund                       Fund
------------------------------------------------------------------------------------------------------------------------
Six Months Ended   Year Ended  Six Months Ended  Year Ended  Six Months Ended  Year Ended  Six Months Ended  Year Ended
 June 30, 1999    December 31,  June 30, 1999   December 31,  June 30, 1999   December 31,  June 30, 1999   December 31,
  (Unaudited)         1998       (Unaudited)        1998       (Unaudited)        1998       (Unaudited)        1998
------------------------------------------------------------------------------------------------------------------------
   $ 160,450       $ 104,253      $ 230,623      $ 189,503      $  81,018      $  55,513      $ 336,253      $ 260,619
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
       5,294           7,849          7,477         12,894          2,551          3,812          8,756         14,920
      (1,752)          2,478            419          1,767           (123)           434             --            (52)
      (5,572)         (1,811)       (11,626)         1,626         (3,062)           654             --             --
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      (2,030)          8,516         (3,730)        16,287           (634)         4,900          8,756         14,868
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      (5,333)         (7,821)        (7,619)       (12,840)        (2,604)        (3,785)        (8,756)       (14,920)
          --              --             --             --             --             --             --             (2)
      (1,346)             --           (202)            --             --             --             --             --
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      (6,679)         (7,821)        (7,821)       (12,840)        (2,604)        (3,785)        (8,756)       (14,922)
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      24,279          57,084         27,757         39,047         23,304         29,432        350,582        327,728
       6,679           7,821          7,821         12,840          2,604          3,785          8,756         14,922
      (7,344)         (9,403)        (5,319)       (14,214)        (6,000)        (8,827)      (285,979)      (266,962)
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      23,614          55,502         30,259         37,673         19,908         24,390         73,359         75,688
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      14,905          56,197         18,708         41,120         16,670         25,505         73,359         75,634
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
   $ 175,355       $ 160,450      $ 249,331      $ 230,623      $  97,688      $  81,018      $ 409,612      $ 336,253
   =========       =========      =========      =========      =========      =========      =========      =========
   $      60       $      99      $      82      $     224      $      29      $      82      $      --      $      --
   =========       =========      =========      =========      =========      =========      =========      =========
      23,590          55,529         25,230         34,443         21,955         27,717        350,581        327,728
       6,725           7,565          7,161         11,381          2,500          3,562          8,756         14,922
      (7,035)         (9,521)        (4,824)       (12,431)        (5,691)        (8,436)      (285,978)      (266,962)
   ---------       ---------      ---------      ---------      ---------      ---------      ---------      ---------
      23,280          53,573         27,567         33,393         18,764         22,843         73,359         75,688
   =========       =========      =========      =========      =========      =========      =========      =========

--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------


                        Income from Investment Operations                             Less Distributions
                   -------------------------------------------- -----------------------------------------------------------------
                                        Net Realized
                      Net                   and                            Distributions
                     Asset      Net      Unrealized             Dividends    from Net
                     Value   Investment Gain (Loss)  Total from  from Net    Realized    Distributions
    Year Ended     Beginning   Income        on      Investment Investment    Capital         in          Return of     Total
   December 31,    of Period (Loss) (2) Investments  Operations   Income       Gains        Excess         Capital  Distributions
   ------------    --------- ---------- ------------ ---------- ---------- ------------- -------------    --------- -------------
 Select Emerging
     Markets
    Fund(/1/)
       1999(D)      $ 0.784   $ 0.004     $ 0.261     $ 0.265    $ (0.004)    $   --        $   --          $ --      $ (0.004)
       1998           1.000     0.006      (0.221)     (0.215)     (0.001)        --            --            --        (0.001)
      Select
    Aggressive
   Growth Fund
       1999(D)        2.460    (0.006)      0.335       0.329          --         --            --            --            --
       1998           2.225    (0.008)      0.243       0.235          --         --            --            --            --
       1997           2.037    (0.009)      0.387       0.378          --     (0.182)       (0.008)(/3/)      --        (0.190)
       1996           1.848    (0.009)      0.351       0.342          --     (0.153)           --            --        (0.153)
       1995           1.397    (0.001)      0.452       0.451          --         --            --            --            --
       1994           1.431    (0.002)     (0.032)     (0.034)         --         --            --            --            --
  Select Capital
   Appreciation
    Fund(/1/)
       1999(D)        1.640    (0.005)      0.203       0.198          --     (0.003)           --            --        (0.003)
       1998           1.698    (0.006)      0.241       0.235          --     (0.293)           --            --        (0.293)
       1997           1.485    (0.005)      0.218       0.213          --         --            --            --            --
       1996           1.369    (0.003)      0.124       0.121          --     (0.005)           --            --        (0.005)
       1995           1.000    (0.001)      0.397       0.396          --     (0.027)           --            --        (0.027)
   Select Value
   Opportunity
    Fund(/1/)
       1999(D)        1.686     0.003       0.089       0.092          --     (0.094)           --            --        (0.094)
       1998           1.626     0.014       0.066       0.080      (0.014)    (0.006)           --            --        (0.020)
       1997           1.511     0.010       0.364       0.374      (0.010)    (0.249)           --            --        (0.259)
       1996           1.238     0.011       0.342       0.353      (0.011)    (0.069)           --            --        (0.080)
       1995           1.089     0.009       0.183       0.192      (0.009)    (0.033)       (0.001)(/3/)      --        (0.043)
       1994           1.170     0.005      (0.081)     (0.076)     (0.005)        --            --            --        (0.005)
      Select
  International
 Equity Fund(/1/)
       1999(D)        1.542     0.009       0.098       0.107          --         --            --            --            --
       1998           1.341     0.014       0.207       0.221      (0.020)        --            --            --        (0.020)
       1997           1.356     0.015       0.049       0.064      (0.019)    (0.046)       (0.014)(/4/)      --        (0.079)
       1996           1.136     0.011       0.238       0.249      (0.012)    (0.003)       (0.014)(/4/)      --        (0.029)
       1995           0.963     0.013       0.176       0.189      (0.011)    (0.005)           --            --        (0.016)
       1994           1.000     0.003      (0.038)     (0.035)     (0.001)    (0.001)           --            --        (0.002)
                      Net
                    Increase
                   (Decrease)
                       in
    Year Ended     Net Asset
   December 31,      Value
   ------------    ----------
 Select Emerging
     Markets
    Fund(/1/)
       1999(D)      $ 0.261
       1998          (0.216)
      Select
    Aggressive
   Growth Fund
       1999(D)        0.329
       1998           0.235
       1997           0.188
       1996           0.189
       1995           0.451
       1994          (0.034)
  Select Capital
   Appreciation
    Fund(/1/)
       1999(D)        0.195
       1998          (0.058)
       1997           0.213
       1996           0.116
       1995           0.369
   Select Value
   Opportunity
    Fund(/1/)
       1999(D)       (0.002)
       1998           0.060
       1997           0.115
       1996           0.273
       1995           0.149
       1994          (0.081)
      Select
  International
 Equity Fund(/1/)
       1999(D)        0.107
       1998           0.201
       1997          (0.015)
       1996           0.220
       1995           0.173
       1994          (0.037)

------------------------------------
*   Annualized
**  Not Annualized
(A) Including reimbursements, waivers, and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(C) Excluding reimbursements and reductions.
(D) For six months ended June 30, 1999 (Unaudited)
(1) The Select Emerging Markets Fund commenced operations on February 20, 1998. The Select Capital Appreciation Fund commenced operations on April 28, 1995 and changed sub-advisers on April 1, 1998. The Select Value Opportunity Fund changed sub-advisers on January 1, 1997. The Select International Equity Fund commenced operations on May 2, 1994.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $0.003 for the six months ended June 30, 1999, $0.004 in 1998 for Select Emerging Markets Fund; $(0.006) for the six months ended June 30, 1999, $(0.009) in 1998 and $(0.010) in 1997 for
    Select Aggressive Growth Fund; $0.003 for the six months ended June 30, 1999, $0.013 in 1998, $0.009 in 1997, $0.010 in 1996 and $0.005 in 1994 for
    Select Value Opportunity Fund; and $0.009 for the six months ended June 30, 1999, $0.014 in 1998, $0.015 in 1997, $0.011 in 1996 and $0.002 in 1994 for
    Select International Equity Fund.
(3) Distributions in excess of net realized capital gains.
(4) Distributions in excess of net investment income.


                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

                            Ratios/Supplemental Data
         --------------------------------------------------
                          Ratios To Average Net Assets
                ------------------------------------

Net Asset             Net Assets
  Value                 End of        Net                                                Portfolio
 End of    Total        Period    Investment    Operating Expenses     Management Fee    Turnover
 Period    Return      (000's)   Income (Loss)  (A)     (B)     (C)     Gross     Net      Rate
---------  ------     ---------- ------------- ------  ------  ------  -------- -------  ---------
 $ 1.045    33.08%**   $ 33,619       1.42%*    1.89%*  1.93%*  2.24%*   1.35%*   1.03%*    30%**
   0.784   (21.46)%**    20,873       0.96%*    2.19%*  2.19%*  2.54%*   1.35%*   1.00%*    62%**
   2.789    13.37%**    823,587      (0.46)%*   0.90%*  0.93%*  0.93%*   0.88%*   0.88%*    27%**
   2.460    10.56%      752,741      (0.36)%    0.92%   0.95%   0.95%    0.88%    0.88%     99%
   2.225    18.71%      604,123      (0.45)%    0.99%   1.04%   1.04%    0.95%    0.95%     95%
   2.037    18.55%      407,442      (0.53)%    1.08%   1.08%   1.08%    1.00%    1.00%    113%
   1.848    32.28%      254,872      (0.07)%    1.09%      --   1.09%    1.00%    1.00%    104%
   1.397    (2.31)%     136,573      (0.21)%    1.16%      --   1.16%    1.00%    1.00%    100%
   1.835    12.05%**    353,043      (0.55)%*   0.99%*  0.99%*  0.99%*   0.92%*   0.92%*    31%**
   1.640    13.88%      310,582      (0.47)%    1.02%   1.04%   1.04%    0.94%    0.94%    141%
   1.698    14.28%      240,526      (0.38)%    1.13%   1.13%   1.13%    0.98%    0.98%    133%
   1.485     8.80%      142,680      (0.32)%    1.13%   1.13%   1.13%    1.00%    1.00%     98%
   1.369    39.56%**     41,376      (0.25)%*   1.35%*     --   1.42%*   1.00%*   0.93%*    95%**
   1.684     5.51%**    314,771       0.45%*    0.88%*  0.97%*  0.97%*   0.90%*   0.90%*    48%**
   1.686     4.87%      268,405       0.95%     0.94%   0.98%   0.99%    0.91%    0.90%     73%
   1.626    24.85%      202,139       0.73%     0.98%   1.04%   1.06%    0.92%    0.90%    110%
   1.511    28.53%      113,969       0.91%     0.95%   0.97%   0.97%    0.85%    0.85%     20%
   1.238    17.60%       64,575       0.86%     1.01%      --   1.01%    0.85%    0.85%     17%
   1.089    (6.51)%      41,342       0.64%     1.08%      --   1.09%    0.85%    0.84%      4%
   1.649     6.94%**    551,510       1.14%*    0.96%*  0.97%*  0.97%*   0.89%*   0.89%*     6%**
   1.542    16.48%      505,553       0.99%     1.01%   1.02%   1.02%    0.90%    0.90%     27%
   1.341     4.65%      397,915       1.17%     1.15%   1.17%   1.17%    0.97%    0.97%     20%
   1.356    21.94%      246,877       1.22%     1.20%   1.23%   1.23%    1.00%    1.00%     18%
   1.136    19.63%      104,312       1.68%     1.24%      --   1.24%    1.00%    1.00%     24%
   0.963    (3.49)%**    40,498       0.87%*    1.50%*     --   1.78%*   1.00%*   0.72%*    19%**

--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                               Income from Investment Operations
                         ---------------------------------------------
                                               Net Realized
                            Net                    and
                           Asset       Net      Unrealized
                           Value   Investment  Gain (Loss)  Total from
                         Beginning   Income         on      Investment
Year Ended December 31,  of Period (Loss)(/2/) Investments  Operations
-----------------------  --------- ----------- ------------ ----------
Select Growth Fund(/1/)
         1999(D)          $ 2.428   $ (0.001)    $ 0.229     $ 0.228
         1998               1.811      0.002       0.638       0.640
         1997               1.430      0.006       0.480       0.486
         1996               1.369      0.005       0.297       0.302
         1995               1.099         --       0.270       0.270
         1994               1.119      0.003      (0.020)     (0.017)
   Select Strategic
   Growth Fund(/1/)
         1999(D)            0.973      0.001       0.121       0.122
         1998               1.000      0.002      (0.027)     (0.025)
      Growth Fund
         1999(D)            2.825      0.011       0.516       0.527
         1998               2.416      0.028       0.436       0.464
         1997               2.333      0.039       0.540       0.579
         1996               2.176      0.047       0.386       0.433
         1995               1.814      0.049       0.539       0.588
         1994               1.939      0.043      (0.041)      0.002
   Equity Index Fund
         1999(D)            3.408      0.019       0.393       0.412
         1998               2.753      0.035       0.741       0.776
         1997               2.165      0.034       0.664       0.698
         1996               1.827      0.035       0.370       0.405
         1995               1.468      0.035       0.474       0.509
         1994               1.505      0.033      (0.018)      0.015
   Select Growth and
   Income Fund(/5/)
         1999(D)            1.779      0.015       0.226       0.241
         1998               1.552      0.020       0.233       0.253
         1997               1.405      0.020       0.293       0.313
         1996               1.268      0.020       0.246       0.266
         1995               1.027      0.019       0.290       0.309
         1994               1.069      0.025      (0.018)      0.007
                                              Less Distributions
                         --------------------------------------------------------------------
                                                                                                 Net
                                                                                               Increase
                         Dividends      Distributions                                         (Decrease)
                          from Net        from Net    Distributions    Return                     in
                         Investment       Realized         in            of         Total     Net Asset
Year Ended December 31,    Income       Capital Gains    Excess        Capital  Distributions   Value
------------------------ -------------- ------------- ---------------- -------- ------------- ----------
Select Growth Fund(/1/)
         1999(D)          $ (0.001)       $ (0.085)      $   --        $   --     $ (0.086)    $ 0.142
         1998                   --(/3/)     (0.023)          --            --       (0.023)      0.617
         1997               (0.006)         (0.099)          --            --       (0.105)      0.381
         1996               (0.005)         (0.236)          --            --       (0.241)      0.061
         1995                   --              --           --            --           --       0.270
         1994               (0.003)             --           --            --       (0.003)     (0.020)
   Select Strategic
   Growth Fund(/1/)
         1999(D)                --              --           --            --           --       0.122
         1998               (0.002)             --           --            --       (0.002)     (0.027)
      Growth Fund
         1999(D)            (0.012)         (0.294)          --            --       (0.306)      0.221
         1998               (0.028)         (0.027)          --            --       (0.055)      0.409
         1997               (0.038)         (0.458)          --            --       (0.496)      0.083
         1996               (0.048)         (0.228)          --            --       (0.276)      0.157
         1995               (0.049)         (0.177)          --            --       (0.226)      0.362
         1994               (0.043)         (0.084)          --            --       (0.127)     (0.125)
   Equity Index Fund
         1999(D)            (0.024)         (0.008)          --            --       (0.032)      0.380
         1998               (0.034)         (0.087)          --            --       (0.121)      0.655
         1997               (0.033)         (0.077)          --            --       (0.110)      0.588
         1996               (0.035)         (0.032)          --            --       (0.067)      0.338
         1995               (0.035)         (0.047)      (0.002)(/4/)  (0.066)      (0.150)      0.359
         1994               (0.033)         (0.019)                                 (0.052)     (0.037)
   Select Growth and
   Income Fund(/5/)
         1999(D)            (0.015)         (0.145)          --            --       (0.160)      0.081
         1998               (0.020)         (0.006)          --            --       (0.026)      0.227
         1997               (0.020)         (0.146)          --            --       (0.166)      0.147
         1996               (0.020)         (0.109)          --            --       (0.129)      0.137
         1995               (0.019)         (0.049)          --            --       (0.068)      0.241
         1994               (0.025)         (0.017)      (0.007)(/4/)               (0.049)     (0.042)

------------------------------------
*   Annualized
**  Not Annualized
(A) Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(C) Excluding reimbursements and reductions.
(D) For six months ended June 30, 1999 (Unaudited)
(1) The Select Growth Fund changed sub-advisers on July 1, 1996. The Select Strategic Growth Fund commenced operations on February 20, 1998.
(2) Net investment income (loss) per share before reimbursement of fees by the investment adviser or reductions were $(0.001) for the six months ended June 30, 1999, $0.001 in 1998, $0.006 in 1997 and $0.005 in 1996 for Select
    Growth Fund; $0.001 for the six months ended June 30, 1999, $(0.001) in 1998 for Select Strategic Growth Fund; $0.011 for the six months ended June 30, 1999, $0.027 in 1998, $0.038 in 1997 and $0.046 in 1996 for Growth Fund
    and $0.015 for the six months ended June 30, 1999, $0.019 in 1998, $0.019 in 1997 and $0.019 in 1996 for the Select Growth and Income Fund.
(3) Dividends from net investment income are less than $0.0005.
(4) Distributions in excess of net realized capital gains.
(5) The Select Growth and Income Fund changed sub-advisers on April 1, 1999.

                       See Notes to Financial Statements.
                            ---------------------------------------------------

                           Allmerica Investment Trust

                            Ratios/Supplemental Data
           ---------------------------------------------------------------------
                              Ratios To Average Net Assets
                      ---------------------------------------------------
                      Net Assets
Net Asset               End of        Net        Operating          Management     Portfolio
Value End   Total       Period    Investment      Expenses             Fee         Turnover
of Period  Returns     (000's)   Income (Loss) (A)    (B)    (C)    Gross   Net      Rate
---------  -------    ---------- ------------- ----   ----   ----   -----   ----   ---------
 $ 2.570     9.41%**  $ 993,016     (0.08)%*   0.80%* 0.83%* 0.83%* 0.78%*  0.78%*     43%**
   2.428    35.44%      815,390       0.08%    0.85%  0.87%  0.87%  0.82%   0.82%      86%
   1.811    34.06%      470,356       0.42%    0.91%  0.93%  0.93%  0.85%   0.85%      75%
   1.430    22.02%      228,551       0.38%    0.92%  0.93%  0.93%  0.85%   0.85%     159%
   1.369    24.59%      143,125       0.02%    0.97%    --   0.97%  0.85%   0.85%      51%
   1.099    (1.49)%      88,263       0.37%    1.03%    --   1.03%  0.85%   0.85%      55%
   1.095    12.54%**     23,513       0.33%*   1.17%* 1.20%* 1.34%* 0.85%*  0.71%*     25%**
   0.973    (2.47)%**    14,839       0.41%*   1.14%* 1.20%* 1.66%* 0.85%*  0.39%*     24%**
   3.046    18.66%**    990,003      0.75%*    0.44%* 0.48%* 0.48%* 0.43%*  0.43%*     53%**
   2.825    19.32%      860,333       1.08%    0.46%  0.49%  0.49%  0.44%   0.44%     100%
   2.416    25.14%      728,679       1.48%    0.47%  0.49%  0.49%  0.43%   0.43%      79%
   2.333    20.19%      556,751       2.04%    0.48%  0.51%  0.51%  0.44%   0.44%      72%
   2.176    32.80%      444,871       2.34%    0.54%    --   0.54%  0.46%   0.46%      64%
   1.814     0.16%      335,714       2.25%    0.56%    --   0.56%  0.48%   0.48%      46%
   3.788    12.17%**    554,328       1.05%*   0.33%* 0.33%* 0.33%* 0.28%*  0.28%*     13%**
   3.408    28.33%      481,877       1.17%    0.36%  0.36%  0.36%  0.29%   0.29%       6%
   2.753    32.41%      297,191       1.38%    0.44%  0.44%  0.44%  0.31%   0.31%       9%
   2.165    22.30%      151,130       1.79%    0.46%  0.46%  0.46%  0.32%   0.32%      12%
   1.827    36.18%       90,889       1.96%    0.55%    --   0.55%  0.34%   0.34%       8%
   1.468     1.06%       52,246       2.25%    0.57%    --   0.57%  0.35%   0.35%       7%
   1.860    13.60%**    756,338       1.68%*   0.71%* 0.72%* 0.72%* 0.68%*  0.68%*     97%**
   1.779    16.43%      646,086       1.26%    0.70%  0.73%  0.73%  0.68%   0.68%     112%
   1.552    22.51%      473,552       1.34%    0.77%  0.80%  0.80%  0.73%   0.73%      71%
   1.405    21.26%      295,638       1.44%    0.80%  0.83%  0.83%  0.75%   0.75%      78%
   1.268    30.32%      191,610       1.69%    0.85%    --   0.85%  0.75%   0.75%     112%
   1.027     0.73%      110,213       2.51%    0.91%    --   0.91%  0.75%   0.75%     107%

--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                               Income from Investment Operations
                    --------------------------------------------------------
                                          Net Realized
                       Net                    and
                      Asset       Net      Unrealized             Dividends
                      Value   Investment  Gain (Loss)  Total from  from Net
    Year Ended      Beginning   Income         on      Investment Investment
   December 31,     of Period (Loss)(/1/) Investments  Operations   Income
   ------------     --------- ----------- ------------ ---------- ----------
Select Income Fund
       1999(D)       $ 1.032    $ 0.031     $ (0.043)   $ (0.012)  $ (0.031)
       1998            1.022      0.059        0.010       0.069     (0.059)
       1997            0.995      0.060        0.028       0.088     (0.061)
       1996            1.024      0.061       (0.029)      0.032     (0.061)
       1995            0.930      0.060        0.095       0.155     (0.060)
       1994            1.035      0.055       (0.105)     (0.050)    (0.055)
 Investment Grade
   Income Fund
       1999(D)         1.132      0.034       (0.053)     (0.019)    (0.034)
       1998            1.112      0.067        0.020       0.087     (0.067)
       1997            1.084      0.071        0.028       0.099     (0.071)
       1996            1.117      0.070       (0.033)      0.037     (0.070)
       1995            1.012      0.071        0.106       0.177     (0.071)
       1994            1.111      0.066       (0.099)     (0.033)    (0.066)
    Government
    Bond Fund
       1999(D)         1.068      0.028       (0.035)     (0.007)    (0.029)
       1998            1.047      0.058        0.021       0.079     (0.058)
       1997            1.036      0.061        0.011       0.072     (0.061)
       1996            1.062      0.062       (0.026)      0.036     (0.062)
       1995            0.997      0.062        0.066       0.128     (0.062)
       1994            1.070      0.063       (0.073)     (0.010)    (0.063)
   Money Market
       Fund
       1999(D)         1.000      0.024           --       0.024     (0.024)
       1998            1.000      0.054           --       0.054     (0.054)
       1997            1.000      0.053           --       0.053     (0.053)
       1996            1.000      0.052           --       0.052     (0.052)
       1995            1.000      0.057           --       0.057     (0.057)
       1994            1.000      0.039           --       0.039     (0.039)
                                    Less Distributions
                    -------------------------------------------------------
                                                                               Net
                                                                             Increase
                    Distributions                                           (Decrease)
                      from Net    Distributions                                 in
    Year Ended        Realized         in           Return of     Total     Net Asset
   December 31,     Capital Gains    Excess          Capital  Distributions   Value
   ------------     ------------- ----------------- --------- ------------- ----------
Select Income Fund
       1999(D)        $ (0.008)     $     --          $ ---     $ (0.039)    $ (0.051)
       1998                 --            --             --       (0.059)       0.010
       1997                 --            --             --       (0.061)       0.027
       1996                 --            --             --       (0.061)      (0.029)
       1995                 --        (0.001)(/2/)       --       (0.061)       0.094
       1994                 --            --             --       (0.055)      (0.105)
 Investment Grade
   Income Fund
       1999(D)          (0.001)           --             --       (0.035)      (0.054)
       1998                 --            --             --       (0.067)       0.020
       1997                 --            --             --       (0.071)       0.028
       1996                 --            --             --       (0.070)      (0.033)
       1995                 --        (0.001)(/2/)       --       (0.072)       0.105
       1994                 --            --             --       (0.066)      (0.099)
    Government
    Bond Fund
       1999(D)              --            --             --       (0.029)      (0.036)
       1998                 --            --             --       (0.058)       0.021
       1997                 --            --             --       (0.061)       0.011
       1996                 --            --             --       (0.062)      (0.026)
       1995                 --        (0.001)(/2/)       --       (0.063)       0.065
       1994                 --            --             --       (0.063)      (0.073)
   Money Market
       Fund
       1999(D)              --            --             --       (0.024)          --
       1998                 --            --             --       (0.054)          --
       1997                 --            --             --       (0.053)          --
       1996                 --            --             --       (0.052)          --
       1995                 --            --             --       (0.057)          --
       1994                 --            --             --       (0.039)          --

------------------------------------
*   Annualized
**  Not Annualized
(A) Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(C) Excluding reimbursements and reductions.
(D) For six months ended June 30, 1999 (Unaudited)
(1) Net investment income (loss) per share before reimbursement of fees by the investment advisers or reductions were $0.060 in 1995 and $0.055 in 1994 for Select Income Fund.
(2) Distributions in excess of net investment income.

                       See Notes to Financial Statements.
                            ---------------------------------------------------

                           Allmerica Investment Trust

                            Ratios/Supplemental Data
           ---------------------------------------------------------------------
                              Ratios To Average Net Assets
                      ---------------------------------------------------
                      Net Assets
Net Asset               End of        Net        Operating          Management     Portfolio
Value End   Total       Period    Investment      Expenses             Fee         Turnover
of Period  Returns     (000's)   Income (Loss) (A)    (B)    (C)    Gross   Net      Rate
---------  -------    ---------- ------------- ----   ----   ----   -----   ----   ---------
 $ 0.981    (1.17)%**  $175,355      6.30%*    0.60%* 0.60%* 0.60%* 0.52%*  0.52%*    101%**
   1.032     6.83%      160,450      5.92%     0.64%  0.64%  0.64%  0.54%   0.54%     130%
   1.022     9.17%      104,253      6.12%     0.72%  0.72%  0.72%  0.59%   0.59%      79%
   0.995     3.32%       77,498      6.29%     0.74%  0.74%  0.74%  0.60%   0.60%     108%
   1.024    16.96%       60,368      6.24%     0.79%    --   0.80%  0.60%   0.59%     131%
   0.930    (4.82)%      40,784      6.07%     0.83%    --   0.85%  0.60%   0.58%     105%
   1.078    (1.67)%**   249,331      6.20%*    0.50%* 0.50%* 0.50%* 0.43%*  0.43%*     41%**
   1.132     7.97%      230,623      6.01%     0.52%  0.52%  0.52%  0.43%   0.43%     158%
   1.112     9.45%      189,503      6.48%     0.51%  0.51%  0.51%  0.41%   0.41%      48%
   1.084     3.56%      157,327      6.50%     0.52%  0.52%  0.52%  0.40%   0.40%     108%
   1.117    17.84%      141,625      6.66%     0.53%    --   0.53%  0.41%   0.41%     126%
   1.012    (2.96)%     109,972      6.25%     0.58%    --   0.58%  0.42%   0.42%     129%
   1.032    (0.69)%**    97,688      5.56%*    0.63%* 0.63%* 0.63%* 0.50%*  0.50%*     26%**
   1.068     7.67%       81,018      5.63%     0.64%  0.64%  0.64%  0.50%   0.50%      61%
   1.047     7.08%       55,513      5.92%     0.67%  0.67%  0.67%  0.50%   0.50%      56%
   1.036     3.51%       46,396      5.90%     0.66%  0.66%  0.66%  0.50%   0.50%     112%
   1.062    13.06%       45,778      5.91%     0.69%    --   0.69%  0.50%   0.50%     180%
   0.997    (0.88)%      42,078      5.60%     0.70%    --   0.70%  0.50%   0.50%     106%
   1.000     2.43%**    409,612      4.84%*    0.30%* 0.30%* 0.30%* 0.25%*  0.25%*    N/A
   1.000     5.51%      336,253      5.36%     0.32%  0.32%  0.32%  0.26%   0.26%     N/A
   1.000     5.47%      260,620      5.33%     0.35%  0.35%  0.35%  0.27%   0.27%     N/A
   1.000     5.36%      217,256      5.22%     0.34%  0.34%  0.34%  0.28%   0.28%     N/A
   1.000     5.84%      155,211      5.68%     0.36%    --   0.36%  0.29%   0.29%     N/A
   1.000     3.93%       95,991      3.94%     0.45%    --   0.45%  0.31%   0.31%     N/A

--------------------------------------------

                           Allmerica Investment Trust

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust for the purpose of providing a vehicle for the investment of assets of various sep-arate accounts established by Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") or other affiliated insur-ance companies. As of the date of this report, the Trust offered fourteen man-aged investment portfolios. The accompanying financial statements and financial highlights are those of the Select Emerging Markets, Select Aggressive Growth, Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth, Select Strategic Growth, Growth, Equity Index, Select Growth and Income, Select Income, Investment Grade Income, Government Bond and Money Market Funds (individually a "Portfolio", collectively, the "Portfo-lios").

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Securities which are traded on a recognized exchange (in-cluding securities traded through the National Market System) are valued at the last sale price on the securities exchange on which securities are primarily traded or, if there were no sales that day, at the mean of the closing bid and asked price. Over-the-counter securities that are not traded through the National Market System are valued on the basis of the bid price at the close of business each day. Short-term investments that mature in 60 days or less are valued at amortized cost. Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which util-izes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent bro-kers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. The invest-ments of the Money Market Fund are valued utilizing the amortized cost valua-tion method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereaf-ter assuming a constant amortization to maturity of any discount or premium.

Forward Foreign Currency Contracts: The Select Emerging Markets, Select Capital Appreciation, Select International Equity, and Select Income Funds may enter into forward foreign currency contracts whereby the Portfolios agree to exchange a specific currency at a specific price at a future date in an attempt to hedge against fluctuations in the value of the underlying currency of cer-tain portfolio instruments. Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency with any fluctuations recorded as unrealized gains or losses. Receivables and payables of forward foreign currency contracts are presented on a net basis in the Statements of Assets and Liabilities. Gains or losses on the purchase or sale of forward for-eign currency contracts having the same settlement date and broker are recog-nized on the date of offset, otherwise gains and losses are recognized on the settlement date.

The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the Portfolios, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------


Foreign Currency Translation: Investment valuations, other assets and liabili-ties denominated in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses from security transactions are deter-mined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Dividend income is recorded on ex-dividend date, except that certain dividends from for-eign securities are recorded as soon as the Portfolios are informed of the ex-dividend date.

Federal Income Taxes: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Withholding taxes on foreign dividend income and gains have been paid or provided for in accordance with the applicable country's tax rules and rates.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund, declared and distrib-uted quarterly for the Growth, Equity Index, Select Growth and Income, Select Income, Investment Grade Income and Government Bond Funds, and annually for the Select Emerging Markets, Select Aggressive Growth, Select Capital Appreciation, Select Value Opportunity, Select International Equity, Select Growth and Select Strategic Growth Funds. All Portfolios declare and distribute all net realized capital gains, if any, at least annually. The distributions are recorded on ex-dividend date. Income and capital gains distributions are determined in accor-dance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses and for-wards, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Futures Contracts: All Portfolios, except the Money Market Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in value of a specified financial index over a predetermined time period. Cash or securities are deposited with the brokers in order to establish and maintain a position. Subsequent payments made or received by the Portfolio based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out, at which time the gain or loss is realized.

Organization Costs: For the Select Capital Appreciation Fund, costs incurred in connection with its organization, including the fees and expenses of register-ing and qualifying its shares for distribution under applicable securities reg-ulations were capitalized and are being amortized using the straight-line method over a period of five years beginning with the commencement of the Port-folio's operation.

Securities Lending: Each Portfolio, using Investors Bank & Trust Company ("In-vestors Bank & Trust") as its agent, may loan securities to brokers who pay the Portfolio negotiated lenders' fees. These fees are disclosed as "securities lending income" in the Statements of Operations. Each applicable Portfolio receives obligations of the U.S. government and its agencies, cash and/or cash equivalents and/or letters of credit as collateral against the loaned securi-ties, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. Information regarding the value of the securities loaned and the value of the collateral at period end is included under

--------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

the caption "Other Information" at the end of each applicable Portfolio's schedule of investments. Prior to April 1, 1999 Bankers Trust Company was the Portfolios agent.

Expenses: The Trust accounts separately for assets, liabilities and operations of each Portfolio. Expenses directly attributed to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one Portfolio of the Trust are allocated among the respective Portfolios.

Forward Commitments: The Select Capital Appreciation Fund, Select Income Fund, Investment Grade Income Fund, Government Bond Fund and Money Market Fund may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement trans-actions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. Each Portfolio requires that the securities purchased in a repurchase agreement transaction be trans-ferred to the Trust's Custodian in a manner that is intended to enable the Portfolio to obtain those securities in the event of a counterparty default. The Investment Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica, serves as Investment Adviser and Administrator to the Trust. Under the terms of the management agreement, the Portfolios pay a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedules:

                                       Percentage of Average Daily Net Assets
                             First         Next         Next         Next         Over
Portfolio                 $100,000,000 $150,000,000 $250,000,000 $250,000,000 $750,000,000
------------------------------------------------------------------------------------------
Select Emerging Markets      1.35%        1.35%        1.35%        1.35%        1.35%
Select Aggressive Growth     1.00%        0.90%        0.85%        0.85%        0.85%
Select Capital
 Appreciation                1.00%        0.90%        0.85%        0.85%        0.85%
Select Value Opportunity     1.00%        0.85%        0.80%        0.75%        0.70%
Select International
 Equity                      1.00%        0.90%        0.85%        0.85%        0.85%
Select Growth                0.85%        0.85%        0.80%        0.75%        0.70%
Select Strategic Growth      0.85%        0.85%        0.85%        0.85%        0.85%
Growth                       0.60%        0.60%        0.40%        0.35%        0.35%
Select Growth and Income     0.75%        0.70%        0.65%        0.65%        0.65%

                           First                      Next                       Over
Portfolio               $50,000,000               $200,000,000               $250,000,000
-----------------------------------------------------------------------------------------
Equity Index               0.35%                     0.30%                      0.25%
Government Bond            0.50%                     0.50%                      0.50%
Money Market               0.35%                     0.25%                      0.20%


                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

                                 First                 Next                   Over
Portfolio                     $50,000,000           $50,000,000           $100,000,000
--------------------------------------------------------------------------------------
Select Income                    0.60%                 0.55%                 0.45%
Investment Grade Income          0.50%                 0.45%                 0.40%

The Manager has entered into Sub-Adviser Agreements for the management of the investments of each of the Portfolios. The Manager is solely responsible for the payment of all fees to the Sub-Advisers. The Sub-Advisers for each of the Portfolios are as follows:

   Select Emerging Markets   Schroder Investment Management North America Inc. ("Schroder")
   Select Aggressive Growth  Nicholas-Applegate Capital Management, L.P.
   Select Capital
    Appreciation             T. Rowe Price Associates, Inc.
   Select Value Opportunity  Cramer Rosenthal McGlynn, LLC
   Select International
    Equity                   Bank of Ireland Asset Management (U.S.) Limited
   Select Growth             Putnam Investment Management, Inc.
   Select Strategic Growth   Cambiar Investors, Inc.
   Growth                    Miller Anderson & Sherrerd, LLP
   Equity Index              Allmerica Asset Management, Inc.
   Select Growth and Income  J.P. Morgan Investment Management Inc.
   Select Income             Standish, Ayer & Wood, Inc.
   Investment Grade Income   Allmerica Asset Management, Inc.
   Government Bond           Allmerica Asset Management, Inc.
   Money Market              Allmerica Asset Management, Inc.

Effective April 1, 1999, J.P. Morgan Investment Management Inc. assumed sub-adviser responsibilities from John A. Levin & Co., Inc. for the Select Growth and Income Fund. T. Rowe Price International Series, Inc., an investment com-pany managed by an affiliate of T. Rowe Price Associates, Inc., is currently used as an investment vehicle for certain insurance products sponsored by Allmerica Financial and First Allmerica. In addition, the same affiliate cur-rently serves as investment adviser to a corporate investment account of Allmerica Financial Corporation ("AFC"). Miller Anderson & Sherrerd, LLP also manages certain assets for First Allmerica and its affiliates. Standish, Ayer & Wood, Inc. also currently serves as investment adviser to an institutional account sponsored by First Allmerica.

Effective April 1, 1999, Investors Bank & Trust provides transfer agency, port-folio accounting and custody services to the Trust and receives fees and reim-bursement of certain out-of-pocket expenses for its services. The Manager has entered into an Administrative Services Agreement with Investors Bank & Trust, whereby Investors Bank & Trust performs certain administrative services for the Portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to Investors Bank & Trust. Prior to April 1, 1999, First Data Investor Services Group, Inc. performed fund administration and fund accounting services for the Trust, and custodian services were performed by Bankers Trust.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of each Portfolio, except for the Select Emerging Markets Fund, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the advisory fee, exceed certain volun-tary expense limitations by a percentage of average net assets (Select Aggres-sive Growth Fund - 1.35%, Select Capital Appreciation Fund - 1.35%, Select Value Opportunity Fund - 1.25%, Select International Equity Fund - 1.50%, Select Growth Fund - 1.20%, Select Strategic Growth Fund - 1.20%, Growth Fund -
 1.20%, Equity Index Fund - 0.60%, Select Growth and Income Fund - 1.10%, Select Income Fund - 1.00%, Investment Grade Income Fund - 1.00%, Government

--------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

Bond Fund - 1.00%, and Money Market Fund - 0.60%), the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitations. Expense limitations may be removed or revised at any time after a Portfolio's first fiscal year of operations without prior notice to existing shareholders. For the six months ended June 30, 1999, the operating expenses of the Select Stra-tegic Growth Fund exceeded the amount of its expense limitations by $12,553.

The Manager has voluntarily agreed until further notice to waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets. The amount of such waiver will be limited to the net amount of management fees earned by the Manager from the Fund after subtracting the fees paid by the Manager to Schroder for sub-advi-sory services. The Manager has also voluntarily agreed to limit its management fee from the Select Value Opportunity Fund to an annual rate of 0.90% of aver-age daily net assets. For the six months ended June 30, 1999, management fees waived with respect to the Select Emerging Markets Fund amounted to $40,052.

5.REDUCTION OF EXPENSES

Certain Portfolios have entered into agreements with brokers whereby the bro-kers will rebate a portion of brokerage commissions. Such amounts earned by the Portfolios, under such agreements, are presented as a reduction of expenses in the Statements of Operations.

6.SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolios, each without a par value. At June 30, 1999, First Allmerica owned 20,119,038 shares of Select Emerging Markets Fund and 5,011,839 shares of Select Strategic Growth Fund.

7.FOREIGN SECURITIES AND EMERGING MARKETS

All Portfolios except the Government Bond Fund may purchase securities of for-eign issuers. The Money Market Fund may invest in only U.S. dollar denominated foreign securities. Investing in foreign securities involves special risks not typically associated with investing in securities of U.S. issuers. The risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securi-ties of comparable U.S. issuers.

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, subject to delayed settlements, and their prices more volatile than those of comparable securities in the United States.

8.FINANCIAL INSTRUMENTS

Investing in certain financial instruments including futures and options trans-actions, and forward foreign currency contracts involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include the potential for an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, and changes in the value of foreign currency relative to the U.S. dollar. The Select Emerging Market Fund, the Select Capital Appreciation Fund, the Select International Equity Fund, the Select Growth Fund, and the Select Income Fund may enter into these forward contracts primarily to protect the Portfolio from adverse currency movement.

                         ------------------------------------------------------

                           Allmerica Investment Trust

                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an invest-or's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios and are not autho-rized for distribution to prospective investors in the flexible premium vari-able life insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company unless accompanied or preceded by effective prospectuses for the flexible premium variable insurance or annuity products of Allmerica Financial Life Insurance and Annuity Company or First Allmerica Financial Life Insurance Company, Allmerica Investment Trust, Variable Insurance Products Fund, Variable Insur-ance Products Fund II, Delaware Group Premium Fund International Equity Series, and T. Rowe Price International Stock Portfolio, which include important infor-mation related to charges and expenses.

                                 CLIENT NOTICES
--------------------------------------------------------------------------------

Year 2000 (unaudited): Some computer software cannot distinguish between dates in the year 2000 and dates in the year 1900 because of the way that the dates are encoded and calculated. The services provided to the Trust by the Manager, Sub-Advisers, Custodian and other external service providers depend on the proper functioning of their computer software. Failure to correct or replace any non-compliant software could adversely affect, among other things, the han-dling of securities trades, the payment of interest and dividends, the pricing of the Trust's securities and of the Trust's shares, and account services. The Trust has requested information from its service providers with respect to their plans to be Year 2000 compliant. The Trust has been advised by its serv-ice providers that they either are Year 2000 compliant now or expect to be com-pliant prior to December 31, 1999. However, there can be no guarantee that the Trust's operations will not be adversely affected by non-compliant computer systems of its service providers or other third parties which interact with such service providers. The Year 2000 problem could also have an adverse effect on issuers, including foreign issuers, whose securities are owned by the Port-folios, potentially decreasing the value of such securities.

                                  * * * * * *

This report includes financial statements for Allmerica Investment Trust. It does not include financial statements for the separate accounts that correspond to the insurance and/or annuity products included in this report.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-828-0540.

--------------------------------------------

                           Vari-Exceptional Life Plus

Allmerica Financial is a diversified group of insurance and financial services companies. Vari-Exceptional Life Plus is issued by Allmerica Financial Life Insurance and Annuity Company, a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.


                     Vari-Exceptional Life Plus is issued by
             Allmerica Financial Life Insurance and Annuity Company
                 and distributed by Allmerica Investments, Inc.

                           [IMSA LOGO APPEARS HERE]


                  [ALLMERICA FINANCIAL(R) LOGO APPEARS HERE]

  First Allmerica Financial Life Insurance Company * Allmerica Financial Life Insurance and Annuity Company (licensed in all states except NY) * Allmerica
   Trust Company, N.A. * Allmerica Investments, Inc. * Allmerica Investment Management Company, Inc. * The Hanover Insurance Company * AMGRO, Inc. *
Allmerica Financial * Alliance Insurance Company * Allmerica Asset Management, Inc. * Allmerica Financial Benefit Insurance Company * Sterling Risk Management Services, Inc. * Citizens Corporation * Citizens Insurance Company of America *
                           Citizens Management Inc.
              440 Lincoln Street, Worcester, Massachusetts 01653


AFSVELPLsemi (6/99)